UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 4.0%
	AH Mortgage Advance Trust,
2,152	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	2,153
6,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	6,680
3,628	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	3,653
880	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	902
2,588	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	2,593
4,725	Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	4,737
	Ally Auto Receivables Trust,
1,385	Series 2010-3, Class A3, 1.110%, 10/15/14	1,390
670	Series 2010-3, Class A4, 1.550%, 08/17/15	678
324	Series 2010-4, Class A3, 0.910%, 11/17/14	325
281	Series 2011-1, Class A2, 0.810%, 10/15/13	281
720	Series 2011-1, Class A3, 1.380%, 01/15/15	724
1,418	Series 2012-1, Class A3, 0.930%, 02/16/16	1,424
980	Series 2012-2, Class A3, 0.740%, 04/15/16	979
1,250	Series 2012-3, Class A2, 0.700%, 01/15/15	1,250
1,109	Series 2012-3, Class A3, 0.850%, 08/15/16	1,110
	American Credit Acceptance Receivables Trust,
699	Series 2012-1, Class A1, 1.960%, 01/15/14 (e)	699
1,120	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	1,119
	AmeriCredit Automobile Receivables Trust,
303	Series 2008-AF, Class A4, 6.960%, 10/14/14	308
36	Series 2010-1, Class A3, 1.660%, 03/17/14	36
890	Series 2010-3, Class A3, 1.140%, 04/08/15	892
388	Series 2010-4, Class A2, 0.960%, 05/08/14	388
375	Series 2010-4, Class A3, 1.270%, 04/08/15	376
267	Series 2011-1, Class A2, 0.840%, 06/09/14	267
375	Series 2011-1, Class A3, 1.390%, 09/08/15	377
1,504	Series 2011-3, Class A2, 0.840%, 11/10/14	1,506
385	Series 2011-4, Class A2, 0.920%, 03/09/15	386
1,414	Series 2011-4, Class A3, 1.170%, 05/09/16	1,420
1,195	Series 2011-5, Class A3, 1.550%, 07/08/16	1,208
1,187	Series 2012-1, Class A2, 0.910%, 10/08/15	1,189
235	Series 2012-1, Class A3, 1.230%, 09/08/16	236
123	Series 2012-2, Class A3, 1.050%, 10/11/16	123
78	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	78
	Bank of America Auto Trust,
126	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	126
475	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	481
589	Series 2012-1, Class A3, 0.780%, 06/15/16	589
727	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.609%, 04/25/36	595
622	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	621
700	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	706
	CarMax Auto Owner Trust,
295	Series 2010-1, Class A3, 1.560%, 07/15/14	296
1,260	Series 2011-1, Class A3, 1.290%, 09/15/15	1,267
885	Series 2011-1, Class A4, 2.160%, 09/15/16	910
1,350	Series 2011-3, Class A3, 1.070%, 06/15/16	1,357
605	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	605
562	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	573
1,761	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,651
1,153	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3, 0.910%, 08/08/13	1,154
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,099
	Citigroup Mortgage Loan Trust, Inc.,
518	Series 2003-HE3, Class A, VAR, 0.619%, 12/25/33	458
1,706	Series 2011-5, Class 1A1, VAR, 0.429%, 02/25/46 (e) (f) (i)	1,565
	CNH Equipment Trust,
92	Series 2010-A, Class A3, 1.540%, 07/15/14	92
1,096	Series 2010-C, Class A3, 1.170%, 05/15/15	1,100
950	Series 2011-A, Class A3, 1.200%, 05/16/16	954
747	Series 2011-A, Class A4, 2.040%, 10/17/16	767
1,188	Series 2012-A, Class A2, 0.650%, 07/15/15	1,188
920	Series 2012-A, Class A3, 0.940%, 05/15/17	921
811	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.839%, 10/25/34	440

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
	CPS Auto Trust,
1,519	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	1,561
903	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	903
	Credit Acceptance Auto Loan Trust,
1,300	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	1,317
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	566
337	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.569%, 01/25/36 Discover Card Master Trust,	182
1,015	Series 2008-A4, Class A4, 5.650%, 12/15/15	1,068
813	Series 2012-A1, Class A1, 0.810%, 08/15/17	813
228	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.339%, 12/25/36	215
943	Ford Credit Auto Lease Trust, Series 2011- A, Class A2, 0.740%, 09/15/13	943
	Ford Credit Auto Owner Trust,
20	Series 2009-B, Class A3, 2.790%, 08/15/13	20
500	Series 2009-B, Class A4, 4.500%, 07/15/14	511
1,754	Series 2012-A, Class A3, 0.840%, 08/15/16	1,757
600	Series 2012-B, Class A3, 0.720%, 12/15/16	599
3,490	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	3,507
	Freedom Trust,
828	Series 2011-1, Class A13, VAR, 0.398%, 11/30/37 (e) (f) (i)	795
952	Series 2011-2, Class A11, VAR, 3.966%, 08/01/46 (e)	944
403	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	363
535	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	536
	Honda Auto Receivables Owner Trust,
550	Series 2011-1, Class A4, 1.800%, 04/17/17	559
809	Series 2012-1, Class A3, 0.770%, 01/15/16	809
337	Series 2012-1, Class A4, 0.970%, 04/16/18	338
413	Series 2012-2, Class A3, 0.700%, 02/16/16	412
	HSBC Home Equity Loan Trust,
1,167	Series 2006-1, Class A1, VAR, 0.400%, 01/20/36	1,072
562	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	567
2,210	Series 2007-3, Class APT, VAR, 1.440%, 11/20/36	2,072
	Huntington Auto Trust,
781	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	782
1,000	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	1,003
1,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,011
692	Series 2012-1, Class A3, 0.810%, 09/15/16	692
	Hyundai Auto Receivables Trust,
537	Series 2010-B, Class A3, 0.970%, 04/15/15	539
710	Series 2010-B, Class A4, 1.630%, 03/15/17	723
515	Series 2011-A, Class A3, 1.160%, 04/15/15	518
520	Series 2011-A, Class A4, 1.780%, 12/15/15	529
734	Series 2011-B, Class A3, 1.040%, 09/15/15	737
824	Series 2011-B, Class A4, 1.650%, 02/15/17	838
865	Series 2012-A, Class A3, 0.720%, 03/15/16	864
250	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.439%, 03/25/36	140
	John Deere Owner Trust,
490	Series 2011-A, Class A3, 1.290%, 01/15/16	493
355	Series 2011-A, Class A4, 1.960%, 04/16/18	362
301	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	301
1,274	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.589%, 07/25/34 (e)	1,225
	Long Beach Mortgage Loan Trust,
452	Series 2006-8, Class 2A2, VAR, 0.329%, 09/25/36	131
687	Series 2006-WL2, Class 2A3, VAR, 0.439%, 01/25/36	555
1,328	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.489%, 03/25/32	1,221
285	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	286
3,000	MMCA Automobile Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	3,046
1,279	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.589%, 12/07/20	1,283
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.273%, 11/25/33	1,031

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
579		Newcastle Investment Trust, Series 2011- MH1, Class A, 2.450%, 12/10/33 (e)	584
		Nissan Auto Receivables Owner Trust,
655		Series 2010-A, Class A3, 0.870%, 07/15/14	657
450		Series 2010-A, Class A4, 1.310%, 09/15/16	454
672		Series 2012-A, Class A3, 0.730%, 05/16/16	671
333		Series 2012-A, Class A4, 1.000%, 07/16/18	333
1,475		Park Place Securities, Inc., Series 2004- MCW1, Class M1, VAR, 0.864%, 10/25/34	1,400
1,018		PennyMac Loan Trust, Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (f) (i)	1,020
		Real Estate Asset Trust,
451		Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	451
411		Series 2012-1A, Class A1, VAR, 4.950%, 02/25/32 (e) (f) (i)	411
300		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	123
3,000		Residential Asset Mortgage Products, Inc., Series 2006-RZ1, Class A3, VAR, 0.539%, 03/25/36	2,576
2,219		Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	2,219
		Santander Drive Auto Receivables Trust,
37		Series 2010-3, Class A2, 0.930%, 06/17/13	37
580		Series 2010-3, Class A3, 1.200%, 06/16/14	581
700		Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	716
410		Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	411
866		Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	866
1,955		Series 2012-1, Class A2, 1.250%, 04/15/15	1,962
411		Series 2012-1, Class A3, 1.490%, 10/15/15	412
786		Series 2012-2, Class A2, 0.910%, 05/15/15	787
427		Series 2012-2, Class A3, 1.220%, 12/15/15	429
248		Series 2012-3, Class A3, 1.080%, 04/15/16	248
723		Saxon Asset Securities Trust, Series 2003- 1, Class AF6, SUB, 4.795%, 06/25/33	723
339		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.509%, 06/25/35	324
344		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	349
		Toyota Auto Receivables Owner Trust,
1,203		Series 2010-C, Class A3, 0.770%, 04/15/14	1,205
1,435		Series 2011-A, Class A3, 0.980%, 10/15/14	1,438
1,540		Series 2011-A, Class A4, 1.560%, 05/15/15	1,561
3,844		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.653%, 10/15/15 (e)	3,849
93		USAA Auto Owner Trust, Series 2009-2, Class A3, 1.540%, 02/18/14	93
2,127		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	2,131
7,915		VOLT LLC, Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (f) (i)	7,915
2,845		Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	2,850
		Westlake Automobile Receivables Trust,
120		Series 2011-1A, Class A2, 1.080%, 07/15/13 (e)	120
607		Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	608
1,370		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	1,389

		Total Asset-Backed Securities (Cost $141,215)	141,644

Collateralized Mortgage Obligations — 33.8%
		Agency CMO — 22.3%
		Federal Home Loan Bank,
994		Series 2000-0606, Class Y, 5.270%, 12/28/12	1,016
2,439		Series 2000-1067, Class 1, 5.300%,06/15/12	2,442
4,206		Series 9M-2012, Class A, 4.720%, 09/20/12	4,252
1,509		Series TQ-2015, Class A, 5.065%, 10/20/15	1,633
319		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	362
		Federal Home Loan Mortgage Corp. REMICS,
30		Series 11, Class D, 9.500%, 07/15/19	32
15		Series 22, Class C, 9.500%, 04/15/20	16
23		Series 23, Class F, 9.600%, 04/15/20	25
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	1
2		Series 47, Class F, 10.000%, 06/15/20	2
8		Series 99, Class Z, 9.500%, 01/15/21	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	1
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
9		Series 1065, Class J, 9.000%, 04/15/21	11
2		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	4
8		Series 1084, Class F, VAR, 1.200%, 05/15/21	8
6		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	11
20		Series 1116, Class I, 5.500%, 08/15/21	22
17		Series 1144, Class KB, 8.500%, 09/15/21	19
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
–	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	13
21		Series 1250, Class J, 7.000%, 05/15/22	25
31		Series 1343, Class LA, 8.000%, 08/15/22	37
39		Series 1343, Class LB, 7.500%, 08/15/22	47
67		Series 1370, Class JA, VAR, 1.400%, 09/15/22	67
65		Series 1455, Class WB, IF, 4.550%, 12/15/22	69
312		Series 1466, Class PZ, 7.500%, 02/15/23	359
5		Series 1470, Class F, VAR, 2.163%, 02/15/23	5
344		Series 1498, Class I, VAR, 1.400%, 04/15/23	344
462		Series 1502, Class PX, 7.000%, 04/15/23	530
60		Series 1505, Class Q, 7.000%, 05/15/23	69
139		Series 1518, Class G, IF, 8.809%, 05/15/23	159
47		Series 1541, Class M, HB, IF, 22.907%, 07/15/23	78
127		Series 1541, Class O, VAR, 1.250%, 07/15/23	128
13		Series 1570, Class F, VAR, 2.663%, 08/15/23	13
446		Series 1573, Class PZ, 7.000%, 09/15/23	511
299		Series 1591, Class PV, 6.250%, 10/15/23	311
8		Series 1595, Class D, 7.000%, 10/15/13	9
30		Series 1596, Class D, 6.500%, 10/15/13	31
27		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	50
7		Series 1607, Class SA, HB, IF, 20.525%, 10/15/13	8
1,277		Series 1608, Class L, 6.500%, 09/15/23	1,439
276		Series 1609, Class LG, IF, 16.792%, 11/15/23	321
700		Series 1638, Class H, 6.500%, 12/15/23	791
561		Series 1642, Class PJ, 6.000%, 11/15/23	643
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	19
18		Series 1686, Class SH, IF, 18.675%, 02/15/24	30
194		Series 1695, Class EB, 7.000%, 03/15/24	224
38		Series 1699, Class FC, VAR, 0.850%, 03/15/24	39
207		Series 1700, Class GA, PO, 02/15/24	197
536		Series 1706, Class K, 7.000%, 03/15/24	619
18		Series 1709, Class FA, VAR, 1.150%, 03/15/24	18
54		Series 1745, Class D, 7.500%, 08/15/24	63
1,254		Series 1760, Class ZD, VAR, 1.500%, 02/15/24	1,289
436		Series 1798, Class F, 5.000%, 05/15/23	478
7		Series 1807, Class G, 9.000%, 10/15/20	8
124		Series 1829, Class ZB, 6.500%, 03/15/26	140
7		Series 1844, Class E, 6.500%, 10/15/13	8
125		Series 1863, Class Z, 6.500%, 07/15/26	140
39		Series 1865, Class D, PO, 02/15/24	25
82		Series 1890, Class H, 7.500%, 09/15/26	96
250		Series 1899, Class ZE, 8.000%, 09/15/26	293
13		Series 1935, Class FL, VAR, 0.950%, 02/15/27	13
182		Series 1963, Class Z, 7.500%, 01/15/27	214
27		Series 1970, Class PG, 7.250%, 07/15/27	31
281		Series 1981, Class Z, 6.000%, 05/15/27	308
122		Series 1987, Class PE, 7.500%, 09/15/27	143
310		Series 2019, Class Z, 6.500%, 12/15/27	350
12		Series 2025, Class PE, 6.300%, 01/15/13	12
93		Series 2033, Class SN, HB, IF, 26.208%, 03/15/24	61
249		Series 2038, Class PN, IO, 7.000%, 03/15/28	41
492		Series 2040, Class PE, 7.500%, 03/15/28	578
86		Series 2043, Class CJ, 6.500%, 04/15/28	98
390		Series 2054, Class PV, 7.500%, 05/15/28	457
42		Series 2055, Class OE, 6.500%, 05/15/13	42
770		Series 2075, Class PH, 6.500%, 08/15/28	882
866		Series 2075, Class PM, 6.250%, 08/15/28	895
271		Series 2086, Class GB, 6.000%, 09/15/28	275

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
335	Series 2089, Class PJ, IO, 7.000%, 10/15/28	58
1,170	Series 2095, Class PE, 6.000%, 11/15/28	1,310
133	Series 2102, Class TC, 6.000%, 12/15/13	137
92	Series 2102, Class TU, 6.000%, 12/15/13	95
365	Series 2115, Class PE, 6.000%, 01/15/14	376
366	Series 2125, Class JZ, 6.000%, 02/15/29	382
83	Series 2132, Class SB, HB, IF, 29.515%, 03/15/29	150
54	Series 2134, Class PI, IO, 6.500%, 03/15/19	7
10	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
363	Series 2136, Class PG, 6.000%, 03/15/29	405
44	Series 2141, Class IO, IO, 7.000%, 04/15/29	7
104	Series 2163, Class PC, IO, 7.500%, 06/15/29	23
1,276	Series 2169, Class TB, 7.000%, 06/15/29	1,491
555	Series 2172, Class QC, 7.000%, 07/15/29	649
515	Series 2176, Class OJ, 7.000%, 08/15/29	592
282	Series 2201, Class C, 8.000%, 11/15/29	335
237	Series 2209, Class TC, 8.000%, 01/15/30	294
416	Series 2210, Class Z, 8.000%, 01/15/30	498
105	Series 2224, Class CB, 8.000%, 03/15/30	126
253	Series 2230, Class Z, 8.000%, 04/15/30	299
199	Series 2234, Class PZ, 7.500%, 05/15/30	235
173	Series 2247, Class Z, 7.500%, 08/15/30	205
253	Series 2256, Class MC, 7.250%, 09/15/30	297
512	Series 2259, Class ZM, 7.000%, 10/15/30	600
10	Series 2261, Class ZY, 7.500%, 10/15/30	12
57	Series 2262, Class Z, 7.500%, 10/15/30	68
533	Series 2271, Class PC, 7.250%, 12/15/30	625
891	Series 2283, Class K, 6.500%, 12/15/23	998
257	Series 2296, Class PD, 7.000%, 03/15/31	300
83	Series 2306, Class K, PO, 05/15/24	77
196	Series 2306, Class SE, IF, IO, 8.600%, 05/15/24	42
258	Series 2313, Class LA, 6.500%, 05/15/31	295
502	Series 2325, Class PM, 7.000%, 06/15/31	547
823	Series 2344, Class QG, 6.000%, 08/15/16	879
3,086	Series 2344, Class ZD, 6.500%, 08/15/31	3,387
292	Series 2344, Class ZJ, 6.500%, 08/15/31	321
253	Series 2345, Class NE, 6.500%, 08/15/31	262
249	Series 2345, Class PQ, 6.500%, 08/15/16	257
311	Series 2351, Class PZ, 6.500%, 08/15/31	348
2,856	Series 2353, Class AZ, 6.000%, 09/15/31	3,001
319	Series 2353, Class TD, 6.000%, 09/15/16	334
283	Series 2355, Class BP, 6.000%, 09/15/16	302
172	Series 2359, Class PM, 6.000%, 09/15/16	178
1,153	Series 2359, Class ZB, 8.500%, 06/15/31	1,347
489	Series 2360, Class PG, 6.000%, 09/15/16	524
114	Series 2363, Class PF, 6.000%, 09/15/16	122
212	Series 2366, Class MD, 6.000%, 10/15/16	227
479	Series 2367, Class ME, 6.500%, 10/15/31	520
779	Series 2391, Class QR, 5.500%, 12/15/16	833
306	Series 2394, Class MC, 6.000%, 12/15/16	327
946	Series 2396, Class FM, VAR, 0.689%, 12/15/31	951
563	Series 2399, Class OH, 6.500%, 01/15/32	619
967	Series 2399, Class TH, 6.500%, 01/15/32	1,064
828	Series 2410, Class NG, 6.500%, 02/15/32	916
302	Series 2410, Class OE, 6.375%, 02/15/32	332
634	Series 2410, Class QS, IF, 18.879%, 02/15/32	964
278	Series 2410, Class QX, IF, IO, 8.411%, 02/15/32	73
694	Series 2412, Class SP, IF, 15.623%, 02/15/32	933
1,129	Series 2420, Class XK, 6.500%, 02/15/32	1,236
629	Series 2423, Class MC, 7.000%, 03/15/32	738
643	Series 2423, Class MT, 7.000%, 03/15/32	717
301	Series 2425, Class OB, 6.000%, 03/15/17	324
1,545	Series 2430, Class WF, 6.500%, 03/15/32	1,780
822	Series 2434, Class TC, 7.000%, 04/15/32	939
565	Series 2435, Class CJ, 6.500%, 04/15/32	652
668	Series 2436, Class MC, 7.000%, 04/15/32	779
538	Series 2444, Class ES, IF, IO, 7.711%, 03/15/32	110
342	Series 2450, Class GZ, 7.000%, 05/15/32	402
430	Series 2450, Class SW, IF, IO, 7.761%, 03/15/32	89
2,171	Series 2455, Class GK, 6.500%, 05/15/32	2,500
193	Series 2458, Class QE, 5.500%, 06/15/17	206
700	Series 2462, Class JG, 6.500%, 06/15/32	807
1,835	Series 2464, Class SI, IF, IO, 7.761%, 02/15/32	312
373	Series 2466, Class PG, 6.500%, 04/15/32	387
942	Series 2466, Class PH, 6.500%, 06/15/32	1,074
720	Series 2474, Class NR, 6.500%, 07/15/32	808

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
969	Series 2484, Class LZ, 6.500%, 07/15/32	1,117
1,626	Series 2500, Class MC, 6.000%, 09/15/32	1,778
101	Series 2503, Class BH, 5.500%, 09/15/17	109
528	Series 2508, Class AQ, 5.500%, 10/15/17	572
1,130	Series 2512, Class PG, 5.500%, 10/15/22	1,255
355	Series 2515, Class DE, 4.000%, 03/15/32	362
346	Series 2518, Class PX, 5.500%, 09/15/13	348
575	Series 2535, Class BK, 5.500%, 12/15/22	640
1,115	Series 2537, Class TE, 5.500%, 12/15/17	1,207
2,024	Series 2543, Class YX, 6.000%, 12/15/32	2,279
1,768	Series 2544, Class HC, 6.000%, 12/15/32	1,985
2,278	Series 2552, Class ME, 6.000%, 01/15/33	2,555
1,481	Series 2567, Class QD, 6.000%, 02/15/33	1,671
1,626	Series 2568, Class KG, 5.500%, 02/15/23	1,785
191	Series 2571, Class SK, HB, IF, 33.470%, 09/15/23	340
3,767	Series 2575, Class ME, 6.000%, 02/15/33	4,313
601	Series 2586, Class WI, IO, 6.500%, 03/15/33	109
1,758	Series 2587, Class WX, 5.000%, 03/15/18	1,924
1,380	Series 2596, Class QG, 6.000%, 03/15/33	1,542
105	Series 2597, Class DS, IF, IO, 7.311%, 02/15/33	4
110	Series 2599, Class DS, IF, IO, 6.761%, 02/15/33	3
135	Series 2610, Class DS, IF, IO, 6.861%, 03/15/33	3
732	Series 2611, Class UH, 4.500%, 05/15/18	774
1,210	Series 2617, Class GR, 4.500%, 05/15/18	1,289
49	Series 2619, Class HR, 3.500%, 11/15/31	50
2,049	Series 2626, Class NS, IF, IO, 6.311%, 06/15/23	146
1,503	Series 2631, Class LC, 4.500%, 06/15/18	1,608
667	Series 2636, Class Z, 4.500%, 06/15/18	711
825	Series 2637, Class SA, IF, IO, 5.861%, 06/15/18	84
110	Series 2638, Class DS, IF, 8.361%, 07/15/23	121
515	Series 2640, Class UG, IO, 5.000%, 01/15/32	18
1,134	Series 2640, Class UP, IO, 5.000%, 01/15/32	43
5	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
2,489	Series 2645, Class BI, IO, 4.500%, 02/15/18	88
670	Series 2650, Class PO, PO, 12/15/32	659
2,307	Series 2650, Class SO, PO, 12/15/32	2,270
1,044	Series 2651, Class VZ, 4.500%, 07/15/18	1,115
1,884	Series 2672, Class ME, 5.000%, 11/15/22	2,001
4,664	Series 2675, Class CK, 4.000%, 09/15/18	4,923
530	Series 2682, Class YS, IF, 8.642%, 10/15/33	541
13,475	Series 2684, Class PO, PO, 01/15/33	13,312
21	Series 2686, Class NS, IF, IO, 7.361%, 10/15/21	—	(h)
245	Series 2690, Class SJ, IF, 8.792%, 10/15/33	254
1,538	Series 2691, Class ME, 4.500%, 04/15/32	1,595
110	Series 2691, Class WS, IF, 8.642%, 10/15/33	111
515	Series 2692, Class SC, IF, 12.809%, 07/15/33	591
337	Series 2695, Class DE, 4.000%, 01/15/17	339
1,199	Series 2695, Class DG, 4.000%, 10/15/18	1,275
143	Series 2695, Class OB, PO, 10/15/33	139
201	Series 2696, Class CO, PO, 10/15/18	199
99	Series 2700, Class S, IF, 8.642%, 11/15/33	102
1,007	Series 2702, Class PC, 5.000%, 01/15/23	1,068
192	Series 2705, Class SC, IF, 8.642%, 11/15/33	195
362	Series 2705, Class SD, IF, 8.693%, 11/15/33	368
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,302
1,712	Series 2715, Class OG, 5.000%, 01/15/23	1,819
2,321	Series 2716, Class UN, 4.500%, 12/15/23	2,553
1,123	Series 2720, Class PC, 5.000%, 12/15/23	1,236
2,005	Series 2727, Class BS, IF, 8.717%, 01/15/34	2,043
1,454	Series 2744, Class PE, 5.500%, 02/15/34	1,568
2,063	Series 2744, Class TU, 5.500%, 05/15/32	2,176
263	Series 2751, Class BA, 4.000%, 10/15/18	266
606	Series 2755, Class PA, PO, 02/15/29	601
782	Series 2755, Class SA, IF, 13.722%, 05/15/30	840
888	Series 2764, Class TE, 5.000%, 10/15/32	926
1,068	Series 2777, Class OM, PO, 12/15/32	1,062
296	Series 2778, Class US, IF, IO, 6.961%, 06/15/33	2
136	Series 2780, Class JG, 4.500%, 04/15/19	141
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,392
144	Series 2809, Class UB, 4.000%, 09/15/17	144
5,515	Series 2809, Class UC, 4.000%, 06/15/19	5,849
326	Series 2812, Class NO, PO, 10/15/33	319

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
745	Series 2827, Class XO, PO, 01/15/23	733
185	Series 2835, Class QO, PO, 12/15/32	177
659	Series 2840, Class JO, PO, 06/15/23	637
554	Series 2850, Class SN, IF, IO, 6.911%, 09/15/18	25
111	Series 2870, Class KC, 4.250%, 05/15/18	112
1,106	Series 2872, Class JE, 4.500%, 02/15/18	1,125
1,178	Series 2922, Class JN, 4.500%, 02/15/20	1,238
1,361	Series 2934, Class EC, PO, 02/15/20	1,312
106	Series 2934, Class EN, PO, 02/15/18	104
1,134	Series 2934, Class HI, IO, 5.000%, 02/15/20	117
1,105	Series 2934, Class KI, IO, 5.000%, 02/15/20	110
856	Series 2958, Class QD, 4.500%, 04/15/20	933
1,500	Series 2962, Class BE, 4.500%, 04/15/20	1,663
3,425	Series 2965, Class GD, 4.500%, 04/15/20	3,793
268	Series 2971, Class GB, 5.000%, 11/15/16	268
856	Series 2971, Class GC, 5.000%, 07/15/18	888
311	Series 2989, Class PO, PO, 06/15/23	300
4,281	Series 3004, Class EK, 5.500%, 07/15/35	4,502
148	Series 3007, Class AI, IO, 5.500%, 07/15/24	7
175	Series 3014, Class OD, PO, 08/15/35	166
1,727	Series 3047, Class OB, 5.500%, 12/15/33	1,796
944	Series 3047, Class OD, 5.500%, 10/15/35	1,189
1,122	Series 3049, Class XF, VAR, 0.589%, 05/15/33	1,122
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,823
559	Series 3064, Class OB, 5.500%, 07/15/29	565
400	Series 3068, Class AO, PO, 01/15/35	394
943	Series 3068, Class QB, 4.500%, 06/15/20	997
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,486
1,437	Series 3085, Class WF, VAR, 1.039%, 08/15/35	1,449
192	Series 3100, Class MA, VAR, 3.223%, 12/15/35	188
1,785	Series 3102, Class FB, VAR, 0.539%, 01/15/36	1,787
408	Series 3102, Class HS, HB, IF, 23.691%, 01/15/36	638
1,840	Series 3117, Class EO, PO, 02/15/36	1,769
1,159	Series 3117, Class OK, PO, 02/15/36	1,117
131	Series 3122, Class ZB, 6.000%, 03/15/36	158
2,750	Series 3131, Class BK, 5.500%, 03/15/26	3,156
435	Series 3134, Class PO, PO, 03/15/36	419
1,981	Series 3138, Class PO, PO, 04/15/36	1,915
100	Series 3149, Class SO, PO, 05/15/36	95
2,055	Series 3151, Class UC, 5.500%, 08/15/35	2,238
1,045	Series 3152, Class MO, PO, 03/15/36	968
233	Series 3171, Class MO, PO, 06/15/36	224
2,321	Series 3179, Class OA, PO, 07/15/36	2,240
977	Series 3194, Class SA, IF, IO, 6.861%, 07/15/36	139
1,280	Series 3211, Class SO, PO, 09/15/36	1,235
658	Series 3218, Class AO, PO, 09/15/36	635
2,232	Series 3219, Class DI, IO, 6.000%, 04/15/36	290
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,718
1,654	Series 3232, Class ST, IF, IO, 6.461%, 10/15/36	273
843	Series 3233, Class OP, PO, 05/15/36	818
1,500	Series 3242, Class NE, 5.750%, 02/15/34	1,571
769	Series 3256, Class PO, PO, 12/15/36	742
1,740	Series 3260, Class CS, IF, IO, 5.901%, 01/15/37	258
881	Series 3261, Class OA, PO, 01/15/37	849
1,111	Series 3274, Class JO, PO, 02/15/37	1,055
555	Series 3275, Class FL, VAR, 0.679%, 02/15/37	555
2,482	Series 3290, Class SB, IF, IO, 6.211%, 03/15/37	397
2,698	Series 3315, Class HZ, 6.000%, 05/15/37	3,168
2,000	Series 3316, Class GD, 5.500%, 06/15/35	2,115
244	Series 3318, Class AO, PO, 05/15/37	225
487	Series 3326, Class JO, PO, 06/15/37	451
1,379	Series 3331, Class PO, PO, 06/15/37	1,318
1,824	Series 3385, Class SN, IF, IO, 5.761%, 11/15/37	225
1,704	Series 3387, Class SA, IF, IO, 6.181%, 11/15/37	248
2,475	Series 3404, Class SC, IF, IO, 5.761%, 01/15/38	356
7,147	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	50
2,002	Series 3424, Class PI, IF, IO, 6.561%, 04/15/38	315
4,976	Series 3430, Class AI, IO, 1.417%, 09/15/12	11
2,441	Series 3481, Class SJ, IF, IO, 5.611%, 08/15/38	355
2,646	Series 3505, Class SA, IF, IO, 5.761%, 01/15/39	353

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
3,016		Series 3511, Class SA, IF, IO, 5.761%, 02/15/39	405
1,433		Series 3549, Class FA, VAR, 1.439%, 07/15/39	1,442
1,000		Series 3607, Class BO, PO, 04/15/36	947
1,645		Series 3607, Class OP, PO, 07/15/37	1,580
1,163		Series 3607, Class PO, PO, 05/15/37	1,116
467		Series 3611, Class PO, PO, 07/15/34	446
1,110		Series 3621, Class BO, PO, 01/15/40	1,071
3,435		Series 3739, Class LI, IO, 4.000%, 03/15/34	294
8,644		Series 3747, Class HI, IO, 4.500%, 07/15/37	1,036
1,000		Series 3747, Class PY, 4.000%, 10/15/40	1,079
4,488		Series 3759, Class HI, IO, 4.000%, 08/15/37	472
5,360		Series 3760, Class GI, IO, 4.000%, 10/15/37	466
600		Series 3798, Class BF, VAR, 0.539%, 06/15/24	600
2,196		Series 3804, Class FN, VAR, 0.689%, 03/15/39	2,201
5,362		Series 3819, Class ZQ, 6.000%, 04/15/36	6,237
960		Series 3852, Class QN, IF, 5.500%, 05/15/41	1,051
2,722		Series 3852, Class TP, IF, 5.500%, 05/15/41	3,160
3,000		Series 3920, Class LP, 5.000%, 01/15/34	3,421
1,627		Series 3957, Class B, 4.000%, 11/15/41	1,758
1,937		Series 3966, Class NA, 4.000%, 12/15/41	2,086
1,638		Series 3997, Class PF, VAR, 0.689%, 11/15/39	1,639
		Federal Home Loan Mortgage Corp. STRIPS,
4		Series 134, Class B, IO, 9.000%, 04/01/22	1
3,477		Series 233, Class 11, IO, 5.000%, 09/15/35	484
4,895		Series 233, Class 13, IO, 5.000%, 09/15/35	664
869		Series 243, Class 16, IO, 4.500%, 11/15/20	72
1,935		Series 243, Class 17, IO, 4.500%, 12/15/20	163
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
683		Series T-41, Class 3A, VAR, 6.957%, 07/25/32	791
411		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	490
2,073		Series T-54, Class 2A, 6.500%, 02/25/43	2,309
707		Series T-54, Class 3A, 7.000%, 02/25/43	845
301		Series T-58, Class APO, PO, 09/25/43	284
680		Series T-59, Class 1AP, PO, 10/25/43	540
2,507		Series T-76, Class 2A, VAR, 4.727%, 10/25/37	2,544
		Federal National Mortgage Association - ACES,
3,000		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,394
1,299		Series 2011-M2, Class A2, 3.645%, 07/25/21	1,422
8,500		Series 2011-M2, Class A3, 3.764%, 07/25/21	9,365
		Federal National Mortgage Association Grantor Trust,
1,061		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,204
995		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,160
		Federal National Mortgage Association REMICS,
9		Series 1988-7, Class Z, 9.250%, 04/25/18	9
20		Series 1989-70, Class G, 8.000%, 10/25/19	23
7		Series 1989-78, Class H, 9.400%, 11/25/19	8
12		Series 1989-83, Class H, 8.500%, 11/25/19	14
12		Series 1989-89, Class H, 9.000%, 11/25/19	14
11		Series 1990-1, Class D, 8.800%, 01/25/20	13
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
5		Series 1990-63, Class H, 9.500%, 06/25/20	5
3		Series 1990-93, Class G, 5.500%, 08/25/20	4
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
25		Series 1990-102, Class J, 6.500%, 08/25/20	27
31		Series 1990-120, Class H, 9.000%, 10/25/20	36
3		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	6
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	4
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
13		Series 1991-24, Class Z, 5.000%, 03/25/21	14
1		Series 1992-101, Class J, 7.500%, 06/25/22	2
62		Series 1992-136, Class PK, 6.000%, 08/25/22	68
54		Series 1992-143, Class MA, 5.500%, 09/25/22	59

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
150	Series 1992-163, Class M, 7.750%, 09/25/22	173
241	Series 1992-188, Class PZ, 7.500%, 10/25/22	277
100	Series 1993-21, Class KA, 7.700%, 03/25/23	116
150	Series 1993-25, Class J, 7.500%, 03/25/23	174
39	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	54
60	Series 1993-62, Class SA, IF, 17.820%, 04/25/23	92
31	Series 1993-165, Class SD, IF, 12.389%, 09/25/23	40
68	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	89
46	Series 1993-179, Class SB, HB, IF, 24.662%, 10/25/23	73
30	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	38
120	Series 1993-199, Class FA, VAR, 0.800%, 10/25/23	120
87	Series 1993-205, Class H, PO, 09/25/23	82
53	Series 1993-220, Class SG, IF, 15.500%, 11/25/13	58
136	Series 1993-225, Class UB, 6.500%, 12/25/23	148
45	Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	45
127	Series 1993-247, Class FE, VAR, 1.250%, 12/25/23	129
59	Series 1993-247, Class SU, IF, 11.787%, 12/25/23	73
180	Series 1993-250, Class Z, 7.000%, 12/25/23	189
229	Series 1993-257, Class C, PO, 06/25/23	226
513	Series 1994-37, Class L, 6.500%, 03/25/24	592
2,434	Series 1994-40, Class Z, 6.500%, 03/25/24	2,721
97	Series 1995-2, Class Z, 8.500%, 01/25/25	113
269	Series 1995-19, Class Z, 6.500%, 11/25/23	322
526	Series 1996-14, Class SE, IF, IO, 8.750%, 08/25/23	111
18	Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	18
51	Series 1996-59, Class J, 6.500%, 08/25/22	57
536	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	30
39	Series 1997-27, Class J, 7.500%, 04/18/27	43
67	Series 1997-29, Class J, 7.500%, 04/20/27	76
429	Series 1997-39, Class PD, 7.500%, 05/20/27	500
91	Series 1997-42, Class EN, 7.250%, 07/18/27	93
52	Series 1997-42, Class ZC, 6.500%, 07/18/27	59
888	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,009
162	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	27
17	Series 1998-4, Class C, PO, 04/25/23	15
445	Series 1998-36, Class ZB, 6.000%, 07/18/28	491
178	Series 1998-43, Class SA, IF, IO, 19.080%, 04/25/23	87
283	Series 1998-66, Class SB, IF, IO, 7.911%, 12/25/28	59
171	Series 1999-17, Class C, 6.350%, 04/25/29	195
1,007	Series 1999-18, Class Z, 5.500%, 04/18/29	1,114
283	Series 1999-38, Class SK, IF, IO, 7.811%, 08/25/23	41
85	Series 1999-52, Class NS, HB, IF, 22.712%, 10/25/23	141
227	Series 1999-62, Class PB, 7.500%, 12/18/29	266
724	Series 2000-2, Class ZE, 7.500%, 02/25/30	849
343	Series 2000-20, Class SA, IF, IO, 8.861%, 07/25/30	85
54	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	11
245	Series 2001-4, Class PC, 7.000%, 03/25/21	270
52	Series 2001-5, Class OW, 6.000%, 03/25/16	54
178	Series 2001-7, Class PF, 7.000%, 03/25/31	209
373	Series 2001-7, Class PR, 6.000%, 03/25/16	386
363	Series 2001-10, Class PR, 6.000%, 04/25/16	374
515	Series 2001-30, Class PM, 7.000%, 07/25/31	603
721	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	148
512	Series 2001-36, Class DE, 7.000%, 08/25/31	600
1,194	Series 2001-44, Class MY, 7.000%, 09/25/31	1,399
223	Series 2001-44, Class PD, 7.000%, 09/25/31	261
230	Series 2001-44, Class PU, 7.000%, 09/25/31	270

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,046	Series 2001-48, Class Z, 6.500%, 09/25/21	2,303
195	Series 2001-49, Class Z, 6.500%, 09/25/31	224
153	Series 2001-52, Class KB, 6.500%, 10/25/31	176
346	Series 2001-52, Class XN, 6.500%, 11/25/15	368
1,780	Series 2001-61, Class Z, 7.000%, 11/25/31	2,087
182	Series 2001-71, Class MB, 6.000%, 12/25/16	195
430	Series 2001-71, Class QE, 6.000%, 12/25/16	459
106	Series 2001-72, Class SX, IF, 16.910%, 12/25/31	157
565	Series 2001-74, Class MB, 6.000%, 12/25/16	605
174	Series 2002-1, Class HC, 6.500%, 02/25/22	188
184	Series 2002-1, Class SA, HB, IF, 24.412%, 02/25/32	313
127	Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	211
536	Series 2002-2, Class UC, 6.000%, 02/25/17	576
1,390	Series 2002-3, Class OG, 6.000%, 02/25/17	1,484
297	Series 2002-7, Class OG, 6.000%, 03/25/17	317
992	Series 2002-7, Class TG, 6.000%, 03/25/17	1,058
317	Series 2002-10, Class SB, IF, 18.627%, 03/25/17	408
402	Series 2002-11, Class QG, 5.500%, 03/25/17	428
1,662	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	88
27	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	32
1,081	Series 2002-18, Class PC, 5.500%, 04/25/17	1,113
326	Series 2002-19, Class PE, 6.000%, 04/25/17	348
67	Series 2002-21, Class LO, PO, 04/25/32	64
622	Series 2002-21, Class PE, 6.500%, 04/25/32	693
697	Series 2002-24, Class AJ, 6.000%, 04/25/17	756
214	Series 2002-25, Class SG, IF, 18.747%, 05/25/17	283
1,504	Series 2002-28, Class PK, 6.500%, 05/25/32	1,729
416	Series 2002-37, Class Z, 6.500%, 06/25/32	458
509	Series 2002-42, Class C, 6.000%, 07/25/17	549
2,081	Series 2002-48, Class GH, 6.500%, 08/25/32	2,323
272	Series 2002-55, Class QE, 5.500%, 09/25/17	292
3,224	Series 2002-56, Class UC, 5.500%, 09/25/17	3,476
996	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,076
310	Series 2002-63, Class KC, 5.000%, 10/25/17	332
426	Series 2002-77, Class S, IF, 14.046%, 12/25/32	525
631	Series 2002-81, Class JO, PO, 04/25/32	621
1,031	Series 2002-83, Class CS, 6.881%, 08/25/23	1,176
38	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1
2,384	Series 2002-94, Class BK, 5.500%, 01/25/18	2,564
1,180	Series 2003-3, Class HJ, 5.000%, 02/25/18	1,269
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,780
894	Series 2003-23, Class PG, 5.500%, 01/25/32	911
152	Series 2003-27, Class DW, 4.500%, 04/25/17	153
2,158	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	375
1,444	Series 2003-34, Class AX, 6.000%, 05/25/33	1,622
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,869
93	Series 2003-35, Class UC, 3.750%, 05/25/33	98
278	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	42
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,517
1,884	Series 2003-41, Class PE, 5.500%, 05/25/23	2,102
606	Series 2003-42, Class GB, 4.000%, 05/25/33	654
247	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	10
828	Series 2003-47, Class PE, 5.750%, 06/25/33	951
434	Series 2003-52, Class SX, HB, IF, 22.234%, 10/25/31	730

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,812	Series 2003-56, Class AZ, 5.500%, 08/25/31	1,854
344	Series 2003-64, Class SX, IF, 13.153%, 07/25/33	405
48	Series 2003-68, Class QP, 3.000%, 07/25/22	48
1,276	Series 2003-71, Class DS, IF, 7.148%, 08/25/33	1,341
1,056	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	72
2,392	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	356
729	Series 2003-73, Class GA, 3.500%, 05/25/31	738
211	Series 2003-74, Class SH, IF, 9.740%, 08/25/33	236
860	Series 2003-76, Class GQ, 4.500%, 08/25/18	920
2,053	Series 2003-80, Class SY, IF, IO, 7.411%, 06/25/23	233
1,256	Series 2003-81, Class LC, 4.500%, 09/25/18	1,350
3,655	Series 2003-83, Class PG, 5.000%, 06/25/23	3,961
545	Series 2003-91, Class SD, IF, 12.102%, 09/25/33	641
2,682	Series 2003-116, Class SB, IF, IO, 7.361%, 11/25/33	518
3,144	Series 2003-117, Class JB, 3.500%, 06/25/33	3,262
1,507	Series 2003-122, Class TE, 5.000%, 12/25/22	1,605
248	Series 2003-128, Class KE, 4.500%, 01/25/14	253
856	Series 2003-128, Class NG, 4.000%, 01/25/19	909
358	Series 2003-130, Class SX, IF, 11.162%, 01/25/34	414
295	Series 2003-132, Class OA, PO, 08/25/33	286
2,438	Series 2004-4, Class QI, IF, IO, 6.861%, 06/25/33	360
231	Series 2004-4, Class QM, IF, 13.722%, 06/25/33	280
1,192	Series 2004-10, Class SC, HB, IF, 27.645%, 02/25/34	1,829
128	Series 2004-14, Class SD, IF, 8.717%, 03/25/34	129
445	Series 2004-21, Class CO, PO, 04/25/34	429
147	Series 2004-22, Class A, 4.000%, 04/25/19	149
1,130	Series 2004-25, Class PC, 5.500%, 01/25/34	1,252
1,923	Series 2004-25, Class SA, IF, 18.868%, 04/25/34	2,881
7,708	Series 2004-27, Class HB, 4.000%, 05/25/19	8,269
753	Series 2004-36, Class PC, 5.500%, 02/25/34	836
2,101	Series 2004-36, Class SA, IF, 18.868%, 05/25/34	3,151
942	Series 2004-36, Class SN, IF, 13.722%, 07/25/33	1,108
4,281	Series 2004-37, Class AG, 4.500%, 11/25/32	4,532
1,146	Series 2004-46, Class HS, IF, IO, 5.761%, 05/25/30	26
919	Series 2004-46, Class QB, HB, IF, 23.045%, 05/25/34	1,419
3,164	Series 2004-46, Class SK, IF, 15.843%, 05/25/34	4,245
597	Series 2004-51, Class SY, IF, 13.763%, 07/25/34	728
669	Series 2004-53, Class NC, 5.500%, 07/25/24	740
965	Series 2004-59, Class BG, PO, 12/25/32	926
1,455	Series 2004-61, Class FH, VAR, 1.039%, 11/25/32	1,473
192	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	225
385	Series 2004-70, Class JA, 4.500%, 10/25/19	393
663	Series 2004-76, Class CL, 4.000%, 10/25/19	700
988	Series 2004-79, Class SP, IF, 19.143%, 11/25/34	1,426
306	Series 2004-81, Class AC, 4.000%, 11/25/19	323
45	Series 2004-92, Class JO, PO, 12/25/34	44
368	Series 2005-52, Class PA, 6.500%, 06/25/35	400
2,763	Series 2005-56, Class S, IF, IO, 6.471%, 07/25/35	477
1,618	Series 2005-59, Class PC, 5.500%, 03/25/31	1,653
536	Series 2005-66, Class SG, IF, 16.778%, 07/25/35	751
1,215	Series 2005-68, Class BC, 5.250%, 06/25/35	1,334

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,519	Series 2005-68, Class PG, 5.500%, 08/25/35	2,846
1,768	Series 2005-68, Class UC, 5.000%, 06/25/35	1,933
1,117	Series 2005-74, Class CS, IF, 19.363%, 05/25/35	1,654
10,556	Series 2005-84, Class XM, 5.750%, 10/25/35	11,855
4,899	Series 2005-97, Class HC, 5.000%, 02/25/32	5,072
3,425	Series 2005-109, Class PC, 6.000%, 12/25/35	3,984
6,673	Series 2005-110, Class GJ, 5.500%, 11/25/30	6,842
14,556	Series 2005-110, Class GK, 5.500%, 08/25/34	15,951
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	5,252
2,997	Series 2005-110, Class MN, 5.500%, 06/25/35	3,363
1,462	Series 2005-116, Class PB, 6.000%, 04/25/34	1,570
3,720	Series 2005-118, Class PN, 6.000%, 01/25/32	3,851
527	Series 2006-15, Class OT, PO, 01/25/36	499
883	Series 2006-16, Class OA, PO, 03/25/36	849
1,022	Series 2006-22, Class AO, PO, 04/25/36	971
393	Series 2006-23, Class KO, PO, 04/25/36	370
3,149	Series 2006-39, Class WC, 5.500%, 01/25/36	3,534
285	Series 2006-42, Class CF, VAR, 0.689%, 06/25/36	286
2,508	Series 2006-44, Class GO, PO, 06/25/36	2,403
6,263	Series 2006-44, Class P, PO, 12/25/33	6,030
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,247
4,042	Series 2006-53, Class US, IF, IO, 6.341%, 06/25/36	575
2,859	Series 2006-56, Class FC, VAR, 0.529%, 07/25/36	2,860
918	Series 2006-56, Class OA, PO, 10/25/24	904
2,972	Series 2006-56, Class PF, VAR, 0.589%, 07/25/36	2,978
1,545	Series 2006-56, Class PO, PO, 07/25/36	1,481
2,618	Series 2006-58, Class AP, PO, 07/25/36	2,534
273	Series 2006-58, Class FL, VAR, 0.699%, 07/25/36	274
1,096	Series 2006-58, Class PO, PO, 07/25/36	1,005
2,215	Series 2006-59, Class QO, PO, 01/25/33	2,178
2,935	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,935
1,735	Series 2006-65, Class QO, PO, 07/25/36	1,662
1,398	Series 2006-71, Class IC, IO, 6.000%, 04/25/17	18
472	Series 2006-72, Class TO, PO, 08/25/36	454
5,436	Series 2006-77, Class PC, 6.500%, 08/25/36	6,229
1,385	Series 2006-79, Class DO, PO, 08/25/36	1,328
862	Series 2006-90, Class AO, PO, 09/25/36	839
396	Series 2006-109, Class PO, PO, 11/25/36	382
4,076	Series 2006-110, Class PO, PO, 11/25/36	3,920
334	Series 2006-111, Class EO, PO, 11/25/36	323
1,259	Series 2006-118, Class A2, VAR, 0.299%, 12/25/36	1,199
642	Series 2006-119, Class PO, PO, 12/25/36	619
9,542	Series 2006-124, Class HB, VAR, 5.966%, 11/25/36	10,461
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,195
1,728	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	255
4,371	Series 2007-7, Class SG, IF, IO, 6.261%, 08/25/36	529
6,770	Series 2007-14, Class ES, IF, IO, 6.201%, 03/25/37	995
459	Series 2007-15, Class NO, PO, 03/25/22	437
2,846	Series 2007-16, Class FC, VAR, 0.989%, 03/25/37	2,876
663	Series 2007-42, Class AO, PO, 05/25/37	631
1,500	Series 2007-46, Class VK, 5.500%, 03/25/22	1,644
754	Series 2007-48, Class PO, PO, 05/25/37	726
2,873	Series 2007-54, Class FA, VAR, 0.639%, 06/25/37	2,877
10,787	Series 2007-60, Class AX, IF, IO, 6.911%, 07/25/37	1,827
699	Series 2007-77, Class FG, VAR, 0.739%, 03/25/37	700
1,280	Series 2007-79, Class PC, 5.000%, 01/25/32	1,298
1,000	Series 2007-81, Class GE, 6.000%, 08/25/37	1,199
705	Series 2007-84, Class PD, 6.000%, 08/25/32	711
5,000	Series 2007-84, Class PG, 6.000%, 12/25/36	5,588

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,858	Series 2007-88, Class VI, IF, IO, 6.301%, 09/25/37	944
4,001	Series 2007-91, Class ES, IF, IO, 6.221%, 10/25/37	688
2,874	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	745
5,393	Series 2007-101, Class A2, VAR, 0.489%, 06/27/36	5,367
1,223	Series 2007-106, Class A7, VAR, 5.953%, 10/25/37	1,361
3,000	Series 2007-114, Class A6, VAR, 0.439%, 10/27/37	2,983
2,904	Series 2007-116, Class HI, IO, VAR, 5.837%, 01/25/38	144
196	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	19
3,733	Series 2008-1, Class BI, IF, IO, 5.671%, 02/25/38	488
2,376	Series 2008-10, Class XI, IF, IO, 5.991%, 03/25/38	368
2,004	Series 2008-16, Class IS, IF, IO, 5.961%, 03/25/38	298
1,756	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	147
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,119
1,482	Series 2008-27, Class SN, IF, IO, 6.661%, 04/25/38	257
957	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	60
910	Series 2008-42, Class AO, PO, 09/25/36	882
191	Series 2008-44, Class PO, PO, 05/25/38	184
1,795	Series 2008-47, Class SI, IF, IO, 6.261%, 06/25/23	208
2,122	Series 2008-53, Class CI, IF, IO, 6.961%, 07/25/38	347
277	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	5
983	Series 2008-76, Class GF, VAR, 0.889%, 09/25/23	993
4,525	Series 2008-80, Class SA, IF, IO, 5.611%, 09/25/38	598
2,810	Series 2008-81, Class SB, IF, IO, 5.611%, 09/25/38	391
3,870	Series 2009-6, Class GS, IF, IO, 6.311%, 02/25/39	750
1,734	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	175
1,556	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	146
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	677
2,631	Series 2009-60, Class HT, 6.000%, 08/25/39	2,957
2,094	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,304
2,687	Series 2009-70, Class CO, PO, 01/25/37	2,598
3,233	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	161
2,388	Series 2009-99, Class SC, IF, IO, 5.941%, 12/25/39	289
1,557	Series 2009-103, Class MB, VAR, 4.027%, 12/25/39	1,665
2,000	Series 2010-45, Class BD, 4.500%, 11/25/38	2,146
2,340	Series 2010-49, Class SC, IF, 12.183%, 03/25/40	2,811
1,614	Series 2010-64, Class DM, 5.000%, 06/25/40	1,745
1,923	Series 2010-71, Class HJ, 5.500%, 07/25/40	2,122
3,778	Series 2010-133, Class A, 5.500%, 05/25/38	4,059
3,525	Series 2010-148, Class MA, 4.000%, 02/25/39	3,736
3,608	Series 2011-2, Class WA, VAR, 5.751%, 02/25/51	3,927
2,584	Series 2011-22, Class MA, 6.500%, 04/25/38	2,963
8,297	Series 2011-30, Class LS, IO, VAR, 4.669%, 04/25/41	573
1,512	Series 2011-75, Class FA, VAR, 0.789%, 08/25/41	1,520
2,656	Series 2011-118, Class MT, 7.000%, 11/25/41	3,271
4,286	Series 2011-130, Class CA, 6.000%, 12/25/41	4,772
1,967	Series 2012-14, Class FB, VAR, 0.689%, 08/25/37	1,969
11,874	Series 2012-47, Class HF, VAR, 0.639%, 05/25/27	11,899
1	Series G-17, Class S, HB, VAR, 1,055.166%, 06/25/21	14
41	Series G-28, Class S, IF, 14.850%, 09/25/21	53
39	Series G-35, Class M, 8.750%, 10/25/21	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
14		Series G-51, Class SA, HB, IF, 26.181%, 12/25/21	25
–	(h)	Series G92-27, Class SQ, HB, IF, 1,737.650%, 05/25/22	2
198		Series G92-35, Class E, 7.500%, 07/25/22	222
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	4
25		Series G92-42, Class Z, 7.000%, 07/25/22	28
762		Series G92-44, Class ZQ, 8.000%, 07/25/22	858
31		Series G92-52, Class FD, VAR, 0.271%, 09/25/22	31
254		Series G92-54, Class ZQ, 7.500%, 09/25/22	287
31		Series G92-59, Class F, VAR, 1.863%, 10/25/22	32
61		Series G92-61, Class Z, 7.000%, 10/25/22	72
46		Series G92-62, Class B, PO, 10/25/22	43
213		Series G93-1, Class KA, 7.900%, 01/25/23	245
48		Series G93-5, Class Z, 6.500%, 02/25/23	56
60		Series G93-14, Class J, 6.500%, 03/25/23	66
145		Series G93-17, Class SI, IF, 6.000%, 04/25/23	166
135		Series G93-27, Class FD, VAR, 1.130%, 08/25/23	136
34		Series G93-37, Class H, PO, 09/25/23	31
58		Series G95-1, Class C, 8.800%, 01/25/25	68
		Federal National Mortgage Association STRIPS,
4		Series 23, Class 2, IO, 10.000%, 09/01/17	1
1		Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
21		Series 218, Class 2, IO, 7.500%, 04/01/23	4
19		Series 265, Class 2, 9.000%, 03/01/24	23
354		Series 329, Class 1, PO, 01/01/33	339
1,089		Series 339, Class 18, IO, 4.500%, 07/01/18	81
1,540		Series 339, Class 21, IO, 4.500%, 07/01/18	113
722		Series 339, Class 28, IO, 5.500%, 07/01/18	66
557		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	67
1,528		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	201
1,051		Series 355, Class 11, IO, 6.000%, 07/01/34	196
592		Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	55
2,685		Series 365, Class 8, IO, 5.500%, 05/01/36	352
334		Series 368, Class 3, IO, 4.500%, 11/01/20	29
1,404		Series 374, Class 5, IO, 5.500%, 08/01/36	181
865		Series 383, Class 32, IO, 6.000%, 01/01/38	118
2,265		Series 383, Class 33, IO, 6.000%, 01/01/38	311
382		Series 393, Class 6, IO, 5.500%, 04/25/37	47
		Federal National Mortgage Association Whole Loan,
1,203		Series 2003-W1, Class 1A1, VAR, 6.254%,12/25/42	1,382
448		Series 2003-W1, Class 2A, VAR, 7.051%, 12/25/42	527
205		Series 2003-W4, Class 2A, VAR, 6.489%, 10/25/42	231
335		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	405
1,624		Series 2004-W15, Class 2AF, VAR, 0.489%, 08/25/44	1,615
1,146		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,324
4,127		Series 2005-W3, Class 2AF, VAR, 0.459%, 03/25/45	4,104
1,444		Series 2006-W2, Class 1AF1, VAR, 0.459%, 02/25/36	1,435
179		Series 2007-W7, Class 1A4, HB, IF, 37.747%, 07/25/37	319
3,589		Series 2009-W1, Class A, 6.000%, 12/25/49	4,122
		Government National Mortgage Association,
778		Series 1994-3, Class PQ, 7.488%, 07/16/24	943
431		Series 1994-4, Class KQ, 7.988%, 07/16/24	501
2,261		Series 1994-7, Class PQ, 6.500%, 10/16/24	2,656
368		Series 1996-16, Class E, 7.500%, 08/16/26	424
574		Series 1997-8, Class PN, 7.500%, 05/16/27	659
286		Series 1998-26, Class K, 7.500%, 09/17/25	330
1,537		Series 1999-4, Class ZB, 6.000%, 02/20/29	1,755
1,453		Series 1999-10, Class ZC, 6.500%, 04/20/29	1,699
212		Series 1999-30, Class S, IF, IO, 8.361%, 08/16/29	39
19		Series 1999-33, Class SM, IF, 9.200%, 09/16/29	24
286		Series 1999-40, Class ZW, 7.500%, 11/20/29	339
426		Series 1999-41, Class Z, 8.000%, 11/16/29	499
145		Series 1999-44, Class PC, 7.500%, 12/20/29	168
2,834		Series 1999-44, Class ZC, 8.500%, 12/16/29	3,490
466		Series 1999-44, Class ZG, 8.000%, 12/20/29	545

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
347	Series 2000-6, Class Z, 7.500%, 02/20/30	404
185	Series 2000-9, Class Z, 8.000%, 06/20/30	227
1,841	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,233
324	Series 2000-12, Class ST, HB, IF, 38.306%, 02/16/30	720
386	Series 2000-14, Class PD, 7.000%, 02/16/30	456
105	Series 2000-16, Class ZN, 7.500%, 02/16/30	111
2,622	Series 2000-21, Class Z, 9.000%, 03/16/30	3,359
449	Series 2000-26, Class TZ, 8.500%, 09/20/30	527
115	Series 2000-26, Class Z, 7.750%, 09/20/30	135
22	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	27
356	Series 2000-31, Class Z, 9.000%, 10/20/30	422
216	Series 2000-35, Class ZA, 9.000%, 11/20/30	238
33	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	16
149	Series 2000-37, Class B, 8.000%, 12/20/30	175
184	Series 2001-4, Class SJ, IF, IO, 7.910%, 01/19/30	48
162	Series 2001-6, Class SD, IF, IO, 8.311%, 03/16/31	48
338	Series 2001-7, Class PK, 6.500%, 03/20/31	362
955	Series 2001-8, Class Z, 6.500%, 03/20/31	1,119
17	Series 2001-32, Class WA, IF, 19.526%, 07/20/31	29
275	Series 2001-35, Class SA, IF, IO, 8.011%, 08/16/31	68
217	Series 2001-36, Class S, IF, IO, 7.811%, 08/16/31	53
1,167	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,237
281	Series 2002-3, Class SP, IF, IO, 7.151%, 01/16/32	64
397	Series 2002-7, Class PG, 6.500%, 01/20/32	467
1,152	Series 2002-24, Class AG, IF, IO, 7.711%, 04/16/32	253
102	Series 2002-24, Class SB, IF, 11.567%, 04/16/32	139
2,624	Series 2002-31, Class SE, IF, IO, 7.261%, 04/16/30	490
790	Series 2002-40, Class UK, 6.500%, 06/20/32	930
43	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	52
3,019	Series 2002-45, Class QE, 6.500%, 06/20/32	3,493
1,020	Series 2002-47, Class PG, 6.500%, 07/16/32	1,201
1,933	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,278
56	Series 2002-51, Class SG, HB, IF, 31.461%, 04/20/31	111
1,653	Series 2002-52, Class GH, 6.500%, 07/20/32	1,897
477	Series 2002-54, Class GB, 6.500%, 08/20/32	547
1,192	Series 2002-70, Class PS, IF, IO, 7.460%, 08/20/32	125
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,198
279	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	7
271	Series 2003-4, Class NY, 5.500%, 12/20/13	280
1,326	Series 2003-11, Class SK, IF, IO, 7.461%, 02/16/33	267
549	Series 2003-12, Class SP, IF, IO, 7.460%, 02/20/33	112
123	Series 2003-24, Class PO, PO, 03/16/33	107
698	Series 2003-40, Class TC, 7.500%, 03/20/33	719
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,656
753	Series 2003-46, Class MG, 6.500%, 05/20/33	950
1,394	Series 2003-46, Class TC, 6.500%, 03/20/33	1,646
490	Series 2003-52, Class AP, PO, 06/16/33	437
2,150	Series 2003-58, Class BE, 6.500%, 01/20/33	2,587
677	Series 2003-76, Class LS, IF, IO, 6.960%, 09/20/31	35
148	Series 2003-90, Class PO, PO, 10/20/33	133
1,820	Series 2003-112, Class SA, IF, IO, 6.311%, 12/16/33	303
3,000	Series 2003-112, Class TS, IF, IO, 6.710%, 10/20/32	279
5,638	Series 2004-11, Class SW, IF, IO, 5.260%, 02/20/34	759
522	Series 2004-15, Class SA, IF, 19.003%, 12/20/32	639
605	Series 2004-28, Class S, IF, 19.006%, 04/16/34	941
411	Series 2004-68, Class PO, PO, 05/20/31	405

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
251	Series 2004-73, Class AE, IF, 14.363%, 08/17/34	313
3,088	Series 2004-90, Class SI, IF, IO, 5.860%, 10/20/34	484
2,351	Series 2005-3, Class SB, IF, IO, 5.860%, 01/20/35	367
5,801	Series 2005-17, Class SL, IF, IO, 6.460%, 07/20/34	991
497	Series 2005-35, Class FL, VAR, 0.590%, 03/20/32	496
278	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	22
3,196	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	847
567	Series 2005-68, Class DP, IF, 15.858%, 06/17/35	832
8,586	Series 2005-68, Class KI, IF, IO, 6.060%, 09/20/35	1,394
1,262	Series 2005-69, Class SY, IF, IO, 6.510%, 11/20/33	201
1,106	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	181
586	Series 2006-16, Class OP, PO, 03/20/36	526
430	Series 2006-28, Class GO, PO, 03/20/35	424
1,955	Series 2006-38, Class SW, IF, IO, 6.260%, 06/20/36	246
1,747	Series 2006-59, Class SD, IF, IO, 6.460%, 10/20/36	266
3,512	Series 2006-65, Class SA, IF, IO, 6.560%, 11/20/36	545
1,957	Series 2007-9, Class DI, IF, IO, 6.270%, 03/20/37	325
4,417	Series 2007-17, Class JI, IF, IO, 6.571%, 04/16/37	750
474	Series 2007-17, Class JO, PO, 04/16/37	421
3,069	Series 2007-19, Class SD, IF, IO, 5.960%, 04/20/37	433
3,108	Series 2007-26, Class SC, IF, IO, 5.960%, 05/20/37	444
1,849	Series 2007-27, Class SA, IF, IO, 5.960%, 05/20/37	288
762	Series 2007-28, Class BO, PO, 05/20/37	722
146	Series 2007-35, Class TO, PO, 04/20/35	144
1,736	Series 2007-36, Class SE, IF, IO, 6.231%, 06/16/37	294
4,943	Series 2007-40, Class SB, IF, IO, 6.510%, 07/20/37	809
2,957	Series 2007-42, Class SB, IF, IO, 6.510%, 07/20/37	470
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,190
747	Series 2007-49, Class NO, PO, 12/20/35	741
2,570	Series 2007-50, Class AI, IF, IO, 6.535%, 08/20/37	405
368	Series 2007-53, Class SW, IF, 19.486%, 09/20/37	542
1,438	Series 2007-57, Class PO, PO, 03/20/37	1,397
1,830	Series 2007-57, Class QA, IF, IO, 6.260%, 10/20/37	276
2,479	Series 2007-71, Class SB, IF, IO, 6.460%, 07/20/36	292
1,778	Series 2007-72, Class US, IF, IO, 6.310%, 11/20/37	279
1,805	Series 2007-73, Class MI, IF, IO, 5.760%, 11/20/37	248
3,548	Series 2007-76, Class SA, IF, IO, 6.290%, 11/20/37	543
1,793	Series 2007-79, Class SY, IF, IO, 6.310%, 12/20/37	289
1,106	Series 2007-81, Class SP, IF, IO, 6.410%, 12/20/37	179
1,988	Series 2007-82, Class SA, IF, IO, 6.290%, 12/20/37	320
792	Series 2008-2, Class MS, IF, IO, 6.921%, 01/16/38	125
3,167	Series 2008-2, Class NS, IF, IO, 6.301%, 01/16/38	486
1,877	Series 2008-10, Class S, IF, IO, 5.590%, 02/20/38	274
674	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	49
1,352	Series 2008-25, Class SB, IF, IO, 6.660%, 03/20/38	202
1,354	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	161
2,551	Series 2008-36, Class SH, IF, IO, 6.060%, 04/20/38	414
9,863	Series 2008-40, Class SA, IF, IO, 6.161%, 05/16/38	1,992
2,737	Series 2008-41, Class SA, IF, IO, 6.100%, 05/20/38	421
1,789	Series 2008-55, Class SA, IF, IO, 5.960%, 06/20/38	267
692	Series 2008-60, Class PO, PO, 01/20/38	670
2,000	Series 2008-65, Class ME, 5.750%, 09/20/37	2,207
1,072	Series 2008-71, Class SC, IF, IO, 5.760%, 08/20/38	143

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,759	Series 2008-93, Class AS, IF, IO, 5.460%, 12/20/38	232
2,881	Series 2009-6, Class SA, IF, IO, 5.861%, 02/16/39	362
2,008	Series 2009-10, Class SL, IF, IO, 6.261%, 03/16/34	225
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	844
1,934	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	360
1,718	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	313
4,849	Series 2009-22, Class SA, IF, IO, 6.030%, 04/20/39	705
1,494	Series 2009-25, Class SE, IF, IO, 7.360%, 09/20/38	212
1,655	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	241
1,273	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	187
1,396	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	86
2,418	Series 2009-43, Class SA, IF, IO, 5.710%, 06/20/39	301
1,901	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	252
4,525	Series 2009-72, Class SM, IF, IO, 6.011%, 08/16/39	563
881	Series 2009-79, Class OK, PO, 11/16/37	796
700	Series 2010-14, Class CO, PO, 08/20/35	618
1,062	Series 2010-130, Class CP, 7.000%, 10/16/40	1,249
4,811	Series 2010-157, Class OP, PO, 12/20/40	4,242
1,709	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	1,927
6,425	Series 2011-75, Class SM, IF, IO, 6.360%, 05/20/41	1,064
4,000	Series 2012-61, Class FM, VAR, 0.695%, 05/16/42	3,996
5,078	Series 2012-H10, Class FA, VAR, 0.790%, 12/20/61	5,072
	NCUA Guaranteed Notes,
17,000	Series 2010-C1, Class A2, 2.900%, 10/29/20	18,020
10,699	Series 2010-C1, Class APT, 2.650%, 10/29/20	11,191
	Vendee Mortgage Trust,
617	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	701
1,115	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,264
934	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,091
688	Series 1996-2, Class 1Z, 6.750%, 06/15/26	816
1,322	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,567
1,607	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,936
3,078	Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,684

		799,726

	Non-Agency CMO — 11.5%
703	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	667
921	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	933
	American General Mortgage Loan Trust,
4,200	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,236
2,775	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	2,822
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,610
1,106	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,131
718	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	757
1,140	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,195
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	487
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.361%, 09/25/35	2,588
	ASG Resecuritization Trust,
1,271	Series 2009-1, Class A60, VAR, 3.671%, 06/26/37 (e)	1,265
2,151	Series 2009-2, Class A55, VAR, 5.191%, 05/24/36 (e)	2,130
1,000	Series 2009-2, Class G60, VAR, 5.191%, 05/24/36 (e)	971
5,354	Series 2009-3, Class A65, VAR, 2.674%, 03/26/37 (e)	5,270
5,771	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	5,973
1,420	Series 2010-2, Class A60, VAR, 2.173%, 01/28/37 (e)	1,398
1,060	Series 2010-3, Class 2A22, VAR, 0.434%, 10/28/36 (e)	1,034
959	Series 2011-1, Class 3A50, VAR, 2.713%, 11/28/35 (e) (f) (i)	926

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Banc of America Alternative Loan Trust,
264	Series 2003-2, Class PO, PO, 04/25/33	189
669	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	688
440	Series 2003-11, Class PO, PO, 01/25/34	312
280	Series 2004-6, Class 15PO, PO, 07/25/19	229
1,965	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,714
5,847	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	881
1,930	Series 2006-4, Class 1A4, 6.000%, 05/25/46	1,166
	Banc of America Funding Corp.,
628	Series 2004-1, Class PO, PO, 03/25/34	487
1,048	Series 2004-2, Class 30PO, PO, 09/20/34	993
578	Series 2004-C, Class 1A1, VAR, 5.040%, 12/20/34	570
1,461	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,477
987	Series 2005-7, Class 30PO, PO, 11/25/35	759
653	Series 2005-8, Class 30PO, PO, 01/25/36	477
2,102	Series 2005-E, Class 4A1, VAR, 2.658%, 03/20/35	1,931
783	Series 2006-A, Class 3A2, VAR, 2.897%, 02/20/36	420
1,804	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	1,869
	Banc of America Mortgage Securities, Inc.,
240	Series 2003-3, Class 2A1, VAR, 0.789%, 05/25/18	230
338	Series 2003-6, Class 2A1, VAR, 0.689%, 08/25/18	324
112	Series 2003-7, Class A2, 4.750%, 09/25/18	116
300	Series 2003-8, Class APO, PO, 11/25/33	282
2,891	Series 2004-3, Class 15IO, IO, VAR, 0.251%, 04/25/19	12
146	Series 2004-4, Class APO, PO, 05/25/34	138
3,718	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,842
742	Series 2004-6, Class 2A5, PO, 07/25/34	518
611	Series 2004-6, Class APO, PO, 07/25/34	574
55	Series 2004-8, Class 5PO, PO, 05/25/32	53
68	Series 2004-8, Class XPO, PO, 10/25/34	65
408	Series 2004-A, Class 2A2, VAR, 2.966%, 02/25/34	373
1,466	Series 2004-J, Class 3A1, VAR, 2.913%, 11/25/34	1,324
1,923	Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,874
399	Series 2005-A, Class 2A1, VAR, 3.001%, 02/25/35	341
	BCAP LLC Trust,
131	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	131
857	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	836
1,088	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,110
1,160	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,176
866	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	856
250	Series 2010-RR4, Class 2A1, VAR, 0.989%, 06/26/37 (e)	233
1,277	Series 2010-RR6, Class 22A3, VAR, 5.023%, 06/26/36 (e)	1,266
532	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	530
820	Series 2010-RR7, Class 15A1, VAR, 1.039%, 01/26/36 (e)	775
1,208	Series 2010-RR7, Class 16A1, VAR, 0.852%, 02/26/47 (e)	1,124
914	Series 2010-RR7, Class 1A5, VAR, 5.019%, 04/26/35 (e)	891
2,638	Series 2010-RR7, Class 2A1, VAR, 3.890%, 07/26/45 (e)	2,474
824	Series 2010-RR8, Class 3A3, VAR, 5.078%, 05/26/35 (e)	827
1,500	Series 2010-RR8, Class 3A4, VAR, 5.078%, 05/26/35 (e)	1,340
2,164	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	2,177
3,062	Series 2011-RR10, Class 2A1, VAR, 0.000%, 09/26/37 (e)	2,684
2,310	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	2,203
3,425	Series 2011-RR5, Class 11A3, VAR, 0.389%, 05/28/36 (e)	3,028
2,558	Series 2011-RR5, Class 14A3, VAR, 2.796%, 07/26/36 (e) (f) (i)	2,427
3,288	Series 2012-RR2, Class 1A1, VAR, 0.409%, 08/26/36 (e) (f) (i)	3,113
2,410	Series 2012-RR3, Class 2A5, 4.929%, 05/26/37 (e)	2,374

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Bear Stearns Adjustable Rate Mortgage Trust,
269	Series 2003-7, Class 3A, VAR, 2.679%, 10/25/33	264
1,026	Series 2004-1, Class 12A1, VAR, 3.031%, 04/25/34	883
482	Series 2004-2, Class 14A, VAR, 5.083%, 05/25/34	479
2,697	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	2,600
5,449	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	4,804
	Citicorp Mortgage Securities, Inc.,
85	Series 1993-14, Class A3, VAR, 1.439%, 11/25/23	80
1,314	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,335
872	Series 2004-5, Class 2A5, 4.500%, 08/25/34	906
313	Series 2005-5, Class APO, PO, 08/25/35	292
364	Series 2005-8, Class APO, PO, 11/25/35	275
	Citigroup Mortgage Loan Trust, Inc.,
637	Series 2003-1, Class 2A5, 5.250%, 10/25/33	651
374	Series 2003-1, Class 2A6, PO, 10/25/33	354
277	Series 2003-1, Class PO2, PO, 10/25/33	260
223	Series 2003-1, Class PO3, PO, 09/25/33	211
126	Series 2003-UP3, Class A3, 7.000%, 09/25/33	131
810	Series 2003-UST1, Class A1, 5.500%, 12/25/18	848
189	Series 2003-UST1, Class PO1, PO, 12/25/18	187
94	Series 2003-UST1, Class PO3, PO, 12/25/18	93
342	Series 2004-UST1, Class A6, VAR, 5.070%, 08/25/34	346
505	Series 2005-1, Class 2A1A, VAR, 2.788%, 04/25/35	317
803	Series 2005-2, Class 2A11, 5.500%, 05/25/35	785
612	Series 2005-5, Class 1A2, VAR, 3.032%, 08/25/35	349
2,002	Series 2008-AR4, Class 1A1A, VAR, 3.029%, 11/25/38 (e)	1,989
965	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,014
11,234	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	11,528
12,030	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	12,406
984	Series 2011-3, Class 1A1, VAR, 0.319%, 02/25/47 (e)	970
814	Series 2011-10, Class 4A1, VAR, 0.432%, 02/25/46 (e) (f) (i)	728
	Countrywide Alternative Loan Trust,
512	Series 2002-8, Class A4, 6.500%, 07/25/32	538
12,015	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,589
2,119	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,174
502	Series 2005-5R, Class A1, 5.250%, 12/25/18	507
3,616	Series 2005-1CB, Class 1A6, IF, IO, 6.861%, 03/25/35	636
6,732	Series 2005-20CB, Class 3A8, IF, IO, 4.511%, 07/25/35	778
12,675	Series 2005-22T1, Class A2, IF, IO, 4.831%, 06/25/35	1,522
6,406	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,362
261	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	216
9,102	Series 2005-37T1, Class A2, IF, IO, 4.811%, 09/25/35	1,421
5,819	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	5,019
15,231	Series 2005-54CB, Class 1A2, IF, IO, 4.611%, 11/25/35	2,221
3,724	Series 2005-57CB, Class 3A2, IF, IO, 4.861%, 12/25/35	410
2,334	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,678
10,457	Series 2005-J1, Class 1A4, IF, IO, 4.861%, 02/25/35	1,297
3,455	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,229
	Countrywide Home Loan Mortgage Pass- Through Trust,
1,653	Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,652
667	Series 2003-44, Class A9, PO, 10/25/33	663
677	Series 2003-J7, Class 4A3, IF, 9.464%, 08/25/18	741
740	Series 2004-7, Class 2A1, VAR, 2.989%, 06/25/34	686
840	Series 2004-8, Class 2A1, 4.500%, 06/25/19	856

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
291	Series 2004-HYB1, Class 2A, VAR, 2.842%, 05/20/34	260
1,102	Series 2004-HYB3, Class 2A, VAR, 2.789%, 06/20/34	913
928	Series 2004-HYB6, Class A3, VAR, 2.642%, 11/20/34	750
649	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	668
3,853	Series 2005-16, Class A23, 5.500%, 09/25/35	3,755
4,685	Series 2005-22, Class 2A1, VAR, 2.705%, 11/25/35	3,301
	Credit Suisse Mortgage Capital Certificates,
248	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	248
627	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	573
810	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	811
691	Series 2010-11R, Class A1, VAR, 1.239%, 06/28/47 (e)	670
741	Series 2010-12R, Class 14A1, VAR, 2.729%, 09/26/46 (e)	735
262	Series 2010-15R, Class 7A1, VAR, 4.428%, 10/26/37 (e)	257
250	Series 2010-15R, Class 7A2, VAR, 4.428%, 10/26/37 (e)	235
4,676	Series 2011-1R, Class A1, VAR, 1.239%, 02/27/47 (e)	4,620
1,516	Series 2011-6R, Class 3A1, VAR, 2.829%, 07/28/36 (e)	1,391
5,962	Series 2011-7R, Class A1, VAR, 1.489%, 08/28/47 (e)	5,858
2,745	Series 2011-9R, Class A1, VAR, 2.239%, 03/27/46 (e)	2,727
4,195	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	4,196
1,914	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	1,920
	CS First Boston Mortgage Securities Corp.,
780	Series 2003-1, Class DB1, 6.564%, 02/25/33	814
287	Series 2003-17, Class 2A1, 5.000%, 07/25/18	299
708	Series 2003-21, Class 1A4, 5.250%, 09/25/33	720
1,009	Series 2003-25, Class 1P, PO, 10/25/33	955
110	Series 2004-5, Class 5P, PO, 08/25/19	109
1,894	Series 2005-4, Class 3A18, 5.500%, 06/25/35	1,742
1,962	Series 2005-4, Class 3A22, 5.500%, 06/25/35	1,665
2,107	Series 2005-4, Class 3A23, 5.500%, 06/25/35	1,895
	Deutsche Mortgage Securities, Inc.,
684	Series 2009-RS2, Class 4A1, VAR, 0.372%, 04/26/37 (e)	661
346	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	347
752	Series 2010-RS2, Class A1, VAR, 1.489%, 06/28/47 (e)	752
81	FDIC Trust, Series 2011-N1, Class A1, 4.500%, 12/25/16 (e) (f) (i)	81
13	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	13
	First Horizon Alternative Mortgage Securities,
1,369	Series 2004-AA4, Class A1, VAR, 2.604%, 10/25/34	1,126
2,468	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,860
3,716	Series 2007-FA4, Class 1A2, IF, IO, 5.411%, 08/25/37	642
	First Horizon Asset Securities, Inc.,
3,218	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,269
1,199	Series 2004-AR2, Class 2A1, VAR, 2.626%, 05/25/34	1,151
289	Series 2004-AR7, Class 2A1, VAR, 2.616%, 02/25/35	281
1,959	Series 2005-AR1, Class 2A2, VAR, 2.625%, 04/25/35	1,881
1,647	Freedom Trust, Series 2011-4, Class A18, VAR, 3.517%, 03/25/37 (e)	1,635
	GMAC Mortgage Corp. Loan Trust,
1,132	Series 2003-AR1, Class A4, VAR, 3.039%, 10/19/33	1,130
576	Series 2004-J5, Class A7, 6.500%, 01/25/35	590
292	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	301
606	Series 2005-AR3, Class 3A3, VAR, 3.283%, 06/19/35	599
5,565	Series 2005-AR3, Class 3A4, VAR, 3.283%, 06/19/35	4,794

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	GSMPS Mortgage Loan Trust,
1,179	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,193
1,745	Series 2005-RP3, Class 1AF, VAR, 0.589%, 09/25/35 (e)	1,367
1,318	Series 2005-RP3, Class 1AS, IO, VAR, 5.079%, 09/25/35 (e)	201
5,680	Series 2006-RP2, Class 1AS2, IF, IO, 5.830%, 04/25/36 (e)	785
	GSR Mortgage Loan Trust,
1,206	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,287
1,147	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,204
37	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	38
573	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	565
471	Series 2005-4F, Class AP, PO, 05/25/35	445
5,714	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	5,656
4,886	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,319
4,899	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,736
507	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.539%, 05/25/35	476
	Impac Secured Assets CMN Owner Trust,
1,001	Series 2006-1, Class 2A1, VAR, 0.589%, 05/25/36	925
1,476	Series 2006-2, Class 2A1, VAR, 0.589%, 08/25/36	1,326
21,123	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.033%, 08/25/35	106
	JP Morgan Mortgage Trust,
2,563	Series 2006-A2, Class 4A1, VAR, 2.797%, 08/25/34	2,481
3,197	Series 2006-A2, Class 5A3, VAR, 2.653%, 11/25/33	3,164
678	Series 2006-A3, Class 6A1, VAR, 2.792%, 08/25/34	633
986	JP Morgan Reremic, Series 2009-6, Class 4A1, VAR, 5.620%, 09/26/36 (e)	1,029
	Lehman Mortgage Trust,
1,146	Series 2006-2, Class 1A1, VAR, 6.458%, 04/25/36	1,103
1,955	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,414
	LVII Resecuritization Trust,
2,239	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	2,238
1,000	Series 2009-3, Class M3, VAR, 5.601%, 11/27/37 (e)	1,058
	MASTR Adjustable Rate Mortgages Trust,
96	Series 2004-4, Class 2A1, VAR, 2.000%, 05/25/34	61
1,476	Series 2004-13, Class 2A1, VAR, 2.634%, 04/21/34	1,451
2,585	Series 2004-13, Class 3A6, VAR, 2.697%, 11/21/34	2,590
2,800	Series 2004-13, Class 3A7, VAR, 2.697%, 11/21/34	2,706
423	Series 2004-15, Class 3A1, VAR, 3.097%, 12/25/34	346
	MASTR Alternative Loans Trust,
267	Series 2003-3, Class 1A1, 6.500%, 05/25/33	279
888	Series 2003-9, Class 8A1, 6.000%, 01/25/34	943
994	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,015
1,881	Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,951
694	Series 2004-6, Class 30PO, PO, 07/25/34	617
979	Series 2004-6, Class 7A1, 6.000%, 07/25/34	978
489	Series 2004-7, Class 30PO, PO, 08/25/34	367
2,197	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,240
403	Series 2004-10, Class 1A1, 4.500%, 09/25/19	413
	MASTR Asset Securitization Trust,
171	Series 2003-2, Class 2A1, 4.500%, 03/25/18	175
47	Series 2003-3, Class 4A1, 5.000%, 04/25/18	48
279	Series 2003-4, Class 3A2, 5.000%, 05/25/18	288
300	Series 2003-12, Class 30PO, PO, 12/25/33	280
182	Series 2004-1, Class 30PO, PO, 02/25/34	142
113	Series 2004-4, Class 3A1, 4.500%, 04/25/19	116
139	Series 2004-6, Class 15PO, PO, 05/25/19	138
259	Series 2004-8, Class 1A1, 4.750%, 08/25/19	268
102	Series 2004-8, Class PO, PO, 08/25/19	101

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	844
3,517	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.589%, 05/25/35 (e)	2,738
2,628	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,050
73	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	81
1,239	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A1, VAR, 2.330%, 12/25/34	1,238
823	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.559%, 02/25/35	680
	Nomura Asset Acceptance Corp.,
496	Series 2003-A1, Class A1, 5.500%, 05/25/33	518
130	Series 2003-A1, Class A2, 6.000%, 05/25/33	137
64	Series 2003-A1, Class A5, 7.000%, 04/25/33	68
20	Series 2003-A1, Class A7, 5.000%, 04/25/18	20
649	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	638
	Paine Webber CMO Trust,
3	Series H, Class 4, 8.750%, 04/01/18	3
17	Series P, Class 4, 8.500%, 08/01/19	19
599	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.813%, 05/25/35	587
	RBSSP Resecuritization Trust,
776	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	819
1,060	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,070
1,176	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1,179
743	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	761
1,776	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	1,877
1,553	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,543
869	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	876
	Residential Accredit Loans, Inc.,
214	Series 2002-QS16, Class A3, IF, 16.124%, 10/25/17	241
745	Series 2002-QS8, Class A5, 6.250%, 06/25/17	765
5,577	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	5,506
1,380	Series 2003-QS12, Class A2A, IF, IO, 7.361%, 06/25/18	195
420	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	39
2,722	Series 2003-QS14, Class A1, 5.000%, 07/25/18	2,784
878	Series 2003-QS18, Class A1, 5.000%, 09/25/18	908
2,098	Series 2003-QS19, Class A1, 5.750%, 10/25/33	2,182
559	Series 2003-QS3, Class A2, IF, 15.975%, 02/25/18	618
469	Series 2003-QS3, Class A8, IF, IO, 7.361%, 02/25/18	46
1,471	Series 2003-QS9, Class A3, IF, IO, 7.311%, 05/25/18	208
2,803	Series 2004-QA6, Class NB2, VAR, 2.712%, 12/26/34	1,970
85	Series 2004-QS8, Class A2, 5.000%, 06/25/34	86
	Residential Asset Securitization Trust,
741	Series 2003-A13, Class A3, 5.500%, 01/25/34	745
68	Series 2003-A14, Class A1, 4.750%, 02/25/19	69
3,968	Series 2005-A2, Class A4, IF, IO, 4.811%, 03/25/35	384
1,250	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	830
	Residential Funding Mortgage Securities I, Inc.,
1,130	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,163
295	Series 2003-S14, Class A4, PO, 07/25/18	293
507	Series 2004-S3, Class A1, 4.750%, 03/25/19	520
1,179	Series 2004-S6, Class 2A6, PO, 06/25/34	1,107
247	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	253
1,072	Series 2005-SA4, Class 1A1, VAR, 2.913%, 09/25/35	772
50	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Salomon Brothers Mortgage Securities VII, Inc.,
562	Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	547
88	Series 2003-UP2, Class PO1, PO, 12/25/18	79
	Springleaf Mortgage Loan Trust,
2,690	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	2,728
2,100	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,099
1,105	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	1,104
1,600	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	1,452
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.916%, 06/25/34	2,785
981	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.900%, 10/19/34	862
	Structured Asset Securities Corp.,
73	Series 2002-10H, Class 1AP, PO, 05/25/32	58
150	Series 2003-8, Class 1A2, 5.000%, 04/25/18	154
499	Series 2003-31A, Class B1, VAR, 2.794%, 10/25/33	204
1,497	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,515
147	Series 2004-20, Class 1A3, 5.250%, 11/25/34	147
2,606	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,543
431	Series 2005-6, Class 4A1, 5.000%, 05/25/35	427
763	Series 2005-10, Class 5A9, 5.250%, 12/25/34	748
856	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.879%, 09/25/43	821
	Vericrest Opportunity Loan Transferee,
455	Series 2011-NL2A, Class A1, VAR, 5.682%, 06/25/51 (e) (f) (i)	455
1,400	Series 2011-NL2A, Class A2, VAR, 9.317%, 06/25/51 (e) (f) (i)	1,408
954	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	955
558	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	560
1,184	Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (f) (i)	1,192
308	Series 2012-NL1A, Class A2, VAR, 8.112%, 03/25/49 (e) (f) (i)	310
	WaMu Mortgage Pass-Through Certificates,
196	Series 2003-AR8, Class A, VAR, 2.484%, 08/25/33	195
4,425	Series 2003-AR9, Class 1A6, VAR, 2.457%, 09/25/33	4,446
678	Series 2003-AR9, Class 2A, VAR, 2.545%, 09/25/33	681
213	Series 2003-S11, Class 2A5, IF, 16.393%, 11/25/33	219
700	Series 2003-S8, Class A6, 4.500%, 09/25/18	727
3,143	Series 2003-S9, Class A8, 5.250%, 10/25/33	3,296
296	Series 2003-S9, Class P, PO, 10/25/33	278
374	Series 2004-AR3, Class A1, VAR, 2.588%, 06/25/34	372
214	Series 2004-AR3, Class A2, VAR, 2.588%, 06/25/34	211
2,562	Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,560
523	Series 2006-AR10, Class 2P, VAR, 09/25/36	291
323	Series 2006-AR12, Class 2P, VAR, 10/25/36	167
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
13,277	Series 2005-2, Class 1A4, IF, IO, 4.811%, 04/25/35	2,001
3,104	Series 2005-2, Class 2A3, IF, IO, 4.761%, 04/25/35	384
3,407	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	578
3,846	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,361
3,348	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	437
1,091	Series 2005-6, Class 2A4, 5.500%, 08/25/35	862
5,711	Series 2005-6, Class 2A9, 5.500%, 08/25/35	4,157
2,553	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,566

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Wells Fargo Mortgage-Backed Securities Trust,
212	Series 2003-11, Class 1APO, PO, 10/25/18	210
735	Series 2003-13, Class A7, 4.500%, 11/25/18	750
761	Series 2003-15, Class 1A1, 4.750%, 12/25/18	789
145	Series 2003-15, Class APO, PO, 12/25/18	134
689	Series 2003-16, Class 2A1, 4.500%, 12/25/18	706
523	Series 2003-K, Class 1A1, VAR, 4.438%, 11/25/33	526
988	Series 2003-K, Class 1A2, VAR, 4.438%, 11/25/33	1,004
258	Series 2004-2, Class APO, PO, 01/25/19	256
367	Series 2004-7, Class 2A1, 4.500%, 07/25/19	376
357	Series 2004-7, Class 2A2, 5.000%, 07/25/19	370
1,042	Series 2004-BB, Class A4, VAR, 2.618%, 01/25/35	1,038
962	Series 2004-EE, Class 2A1, VAR, 2.669%, 12/25/34	961
1,029	Series 2004-EE, Class 3A1, VAR, 2.839%, 12/25/34	1,043
4,846	Series 2004-P, Class 2A1, VAR, 2.674%, 09/25/34	4,833
997	Series 2004-V, Class 1A1, VAR, 2.688%, 10/25/34	984
691	Series 2005-1, Class 2A1, 5.000%, 01/25/20	708
188	Series 2005-13, Class APO, PO, 11/25/20	173
590	Series 2005-16, Class APO, PO, 01/25/36	475
584	Series 2005-AR16, Class 2A1, VAR, 2.652%, 02/25/34	543
914	Series 2005-AR8, Class 2A1, VAR, 2.694%, 06/25/35	877
1,193	Series 2006-2, Class APO, PO, 03/25/36	654
738	Series 2006-4, Class 1APO, PO, 04/25/36	543
2,500	Series 2007-7, Class A7, 6.000%, 06/25/37	2,331
693	Series 2007-11, Class A14, 6.000%, 08/25/37	660

		411,293

	Total Collateralized Mortgage Obligations (Cost $1,122,980)	1,211,019

Commercial Mortgage-Backed Securities — 2.4%
3,000	A10 Securitization LLC, Series 2012-1, Class A, 3.492%, 04/15/24 (e)	3,004
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	435
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,651
3,256	Series 2005-6, Class ASB, VAR, 5.193%, 09/10/47	3,382
265	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	294
2,250	Series 2006-4, Class A4, 5.634%, 07/10/46	2,520
890	Series 2006-5, Class A4, 5.414%, 09/10/47	979
	Bear Stearns Commercial Mortgage Securities,
44,524	Series 2005-PWR8, Class X1, IO, VAR, 0.231%, 06/11/41 (e)	642
1,201	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	1,248
3,148	Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	3,516
1,200	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,250
102,643	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.150%, 12/11/49 (e)	805
1,100	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,201
700	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.662%, 03/15/39	765
	CW Capital Cobalt Ltd.,
580	Series 2006-C1, Class A4, 5.223%, 08/15/48	629
26,278	Series 2006-C1, Class IO, IO, VAR, 0.749%, 08/15/48	692
2,706	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	2,793
2,293	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,326
1,856	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,894
4,025	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,356
500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	507

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
	GS Mortgage Securities Corp. II,
1,825	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,956
770	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	850
1,000	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	994
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.365%, 08/12/37	996
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,108
44,972	Series 2006-C7, Class XW, IO, VAR, 0.649%, 11/15/38 (e)	1,070
	Merrill Lynch Mortgage Trust,
3,105	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,435
1,980	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	1,984
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
3,207	Series 2006-1, Class A4, VAR, 5.432%, 02/12/39	3,552
31,041	Series 2006-4, Class XC, IO, VAR, 0.203%, 12/12/49 (e)	383
	Morgan Stanley Capital I, Inc.,
41,590	Series 2006-IQ12, Class X1, IO, VAR, 0.134%, 12/15/43 (e)	583
87,085	Series 2007-HQ11, Class X, IO, VAR, 0.227%, 02/12/44 (e)	612
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	825
	Morgan Stanley Reremic Trust,
395	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	396
3,500	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	3,583
365	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	365
3,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,150
5,521	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	5,543
8,082	Series 2012-XA, Class A, 2.000%, 07/27/49	8,066
1,500	Series 2012-XA, Class B, 0.250%, 07/28/49	997
5,545	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.620%, 08/15/39	5,957
	WF-RBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,871
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	840

	Total Commercial Mortgage-Backed Securities (Cost $79,442)	84,005

Corporate Bonds — 19.6%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	621
665	4.250%, 03/01/21	723
1,000	5.250%, 12/01/41	1,126

		2,470

	Automobiles — 0.1%
	Daimler Finance North America LLC,
421	1.650%, 04/10/15 (e)	421
739	2.625%, 09/15/16 (e)	762
1,425	2.950%, 01/11/17 (e)	1,475
1,000	6.500%, 11/15/13	1,077

		3,735

	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.300%, 03/01/13	411

	Household Durables — 0.0% (g)
500	Newell Rubbermaid, Inc., 4.700%, 08/15/20	543

	Media — 1.0%
	CBS Corp.,
140	5.500%, 05/15/33	152
252	5.750%, 04/15/20	294
1,000	7.875%, 07/30/30	1,332
190	8.875%, 05/15/19	254
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	365
624	Comcast Cable Communications LLC, 7.125%, 06/15/13	663
	Comcast Corp.,
2,845	5.900%, 03/15/16	3,286
400	6.450%, 03/15/37	492
955	6.500%, 11/15/35	1,179
740	Comcast Holdings Corp., 10.625%, 07/15/12	748

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Media — Continued
	Cox Communications, Inc.,
505	5.450%, 12/15/14	556
125	8.375%, 03/01/39 (e)	181
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	553
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
400	3.800%, 03/15/22	401
1,000	4.600%, 02/15/21	1,069
772	5.000%, 03/01/21	847
2,000	6.000%, 08/15/40	2,192
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,101
319	4.950%, 05/15/42	333
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,622
	NBCUniversal Media LLC,
300	4.375%, 04/01/21	331
800	5.950%, 04/01/41	953
	News America, Inc.,
100	6.200%, 12/15/34	112
400	6.650%, 11/15/37	461
250	6.900%, 08/15/39	300
1,075	7.300%, 04/30/28	1,232
500	8.000%, 10/17/16	616
355	8.875%, 04/26/23	452
	Thomson Reuters Corp., (Canada),
1,278	3.950%, 09/30/21	1,389
315	4.700%, 10/15/19	360
493	5.950%, 07/15/13	519
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	386
2,127	5.850%, 05/01/17	2,473
400	6.550%, 05/01/37	468
800	8.250%, 04/01/19	1,044
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	161
1,250	8.375%, 07/15/33	1,726
	Time Warner, Inc.,
525	4.750%, 03/29/21	589
313	5.375%, 10/15/41	339
150	6.200%, 03/15/40	175
437	6.250%, 03/29/41	518
200	7.625%, 04/15/31	260
171	7.700%, 05/01/32	226
	Viacom, Inc.,
208	1.250%, 02/27/15	208
808	3.875%, 12/15/21	862
100	4.500%, 03/01/21	111
250	4.500%, 02/27/42	249

		34,140

	Multiline Retail — 0.1%
	Kohl’s Corp.,
400	4.000%, 11/01/21	414
275	6.250%, 12/15/17	334
	Macy’s Retail Holdings, Inc.,
191	3.875%, 01/15/22	199
157	5.125%, 01/15/42	164
190	7.450%, 07/15/17	232
455	Nordstrom, Inc., 4.000%, 10/15/21	504
	Target Corp.,
200	6.000%, 01/15/18	245
800	7.000%, 01/15/38	1,146

		3,238

	Specialty Retail — 0.1%
533	Gap, Inc. (The), 5.950%, 04/12/21	550
1,625	Home Depot, Inc. (The), 5.400%, 03/01/16	1,873
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	776
326	5.125%, 11/15/41	363
750	7.110%, 05/15/37	1,009
590	Staples, Inc., 9.750%, 01/15/14	665

		5,236

	Total Consumer Discretionary	49,773

	Consumer Staples — 1.0%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	710
905	5.750%, 04/01/36	1,146
	Anheuser-Busch InBev Worldwide, Inc.,
114	1.500%, 07/14/14	116
515	7.750%, 01/15/19	681
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	527
410	4.875%, 03/15/19	488
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	264
510	4.828%, 07/15/20	599

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Beverages — Continued
	Diageo Finance B.V., (Netherlands),
800	5.300%, 10/28/15	907
500	5.500%, 04/01/13	520
890	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	980
	PepsiCo, Inc.,
150	0.800%, 08/25/14	150
359	3.000%, 08/25/21	369
54	7.900%, 11/01/18	72
	SABMiller Holdings, Inc.,
574	1.850%, 01/15/15 (e)	582
698	3.750%, 01/15/22 (e)	740
	SABMiller plc, (United Kingdom),
700	5.700%, 01/15/14 (e)	750
250	6.500%, 07/01/16 (e)	292

		9,893

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
979	5.750%, 05/15/41	1,162
250	6.125%, 09/15/39	308
1,103	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,251
	Kroger Co. (The),
1,100	5.000%, 04/15/42	1,114
850	7.500%, 01/15/14	938
2,460	7.500%, 04/01/31	3,198
	Wal-Mart Stores, Inc.,
420	4.550%, 05/01/13	435
752	5.250%, 09/01/35	891
215	6.200%, 04/15/38	286
350	7.550%, 02/15/30	523

		10,106

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
165	5.875%, 05/15/13	172
1,295	8.500%, 06/15/19	1,648
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	215
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	618
535	4.307%, 05/14/21 (e)	594
850	7.350%, 03/06/19 (e)	1,083
225	H.J. Heinz Co., 6.375%, 07/15/28	275
	Kellogg Co.,
365	1.750%, 05/17/17	364
608	3.125%, 05/17/22	612
462	4.250%, 03/06/13	475
1,200	5.125%, 12/03/12	1,228
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22 (e)	832
694	5.000%, 06/04/42 (e)	721
	Kraft Foods, Inc.,
1,450	6.125%, 02/01/18	1,728
1,480	6.500%, 08/11/17	1,792
350	6.500%, 11/01/31	434
600	6.875%, 02/01/38	789
500	6.875%, 01/26/39	658
350	7.000%, 08/11/37	452

		14,690

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	220
66	7.500%, 11/01/18	89
908	Procter & Gamble - ESOP, 9.360%,
	01/01/21	1,219
110	Procter & Gamble Co. (The), 5.500%,
	02/01/34	142

		1,670

	Total Consumer Staples	36,359

	Energy — 1.1%
	Energy Equipment & Services — 0.2%
225	Cameron International Corp., 1.600%, 04/30/15	225
1,555	Halliburton Co., 7.450%, 09/15/39	2,250
	Noble Holding International Ltd., (Cayman Islands),
113	3.950%, 03/15/22	115
83	5.250%, 03/15/42	84
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e) Transocean, Inc., (Cayman Islands),	464
256	6.375%, 12/15/21	294
900	6.500%, 11/15/20	1,042
198	7.350%, 12/15/41	244
100	7.500%, 04/15/31	120
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	322
113	5.950%, 04/15/42	119

		5,279

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — 0.9%
150	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	179
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	135
2,000	7.625%, 03/15/14	2,201
265	8.700%, 03/15/19	352
	Apache Corp.,
190	3.250%, 04/15/22	198
556	4.750%, 04/15/43	609
500	6.900%, 09/15/18	630
1,000	Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,306
1,000	Chevron Corp., 4.950%, 03/03/19	1,213
405	Conoco Funding Co., (Canada), 7.250%, 10/15/31	586
	ConocoPhillips,
200	5.200%, 05/15/18	238
450	5.750%, 02/01/19	553
150	6.000%, 01/15/20	191
200	6.500%, 02/01/39	275
	Devon Energy Corp.,
750	3.250%, 05/15/22	761
522	4.750%, 05/15/42	546
200	6.300%, 01/15/19	246
	Encana Corp., (Canada),
545	6.500%, 05/15/19	659
150	6.500%, 08/15/34	165
925	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	963
600	EOG Resources, Inc., 4.100%, 02/01/21	663
200	Kerr-McGee Corp., 6.950%, 07/01/24	248
	Marathon Oil Corp.,
819	5.900%, 03/15/18	963
1,535	6.000%, 10/01/17	1,810
402	Occidental Petroleum Corp., 1.750%, 02/15/17	410
1,020	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	1,088
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	383
1,045	6.800%, 05/15/38	1,314
	Phillips 66,
314	2.950%, 05/01/17 (e)	320
182	4.300%, 04/01/22 (e)	190
	Shell International Finance B.V., (Netherlands),
270	1.875%, 03/25/13	273
275	4.000%, 03/21/14	292
1,000	4.300%, 09/22/19	1,163
1,005	4.375%, 03/25/20	1,176
1,230	6.375%, 12/15/38	1,701
	Statoil ASA, (Norway),
467	3.125%, 08/17/17	503
300	3.150%, 01/23/22	313
253	4.250%, 11/23/41	265
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	207
250	6.850%, 06/01/39	318
	Talisman Energy, Inc., (Canada),
1,500	5.500%, 05/15/42	1,539
850	7.750%, 06/01/19	1,061
400	Tosco Corp., 8.125%, 02/15/30	597
	Total Capital International S.A., (France),
262	1.500%, 02/17/17	263
216	2.875%, 02/17/22	219
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,451
370	4.125%, 01/28/21	415
2,000	XTO Energy, Inc., 5.750%, 12/15/13	2,148

		33,299

	Total Energy	38,578

	Financials — 10.1%
	Capital Markets — 1.9%
	Bank of New York Mellon Corp. (The),
357	1.200%, 02/20/15	358
1,789	2.400%, 01/17/17	1,840
900	2.950%, 06/18/15	944
413	3.550%, 09/23/21	441
750	4.600%, 01/15/20	850
310	5.125%, 08/27/13	327
	BlackRock, Inc.,
1,200	3.375%, 06/01/22	1,215
540	3.500%, 12/10/14	573
652	5.000%, 12/10/19	750
350	6.250%, 09/15/17	422
1,900	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,991

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
250	Charles Schwab Corp. (The), 4.950%, 06/01/14	269
720	Credit Suisse USA, Inc., 5.125%, 08/15/15	787
500	FMR LLC, 6.450%, 11/15/39 (e)	580
	Goldman Sachs Group, Inc. (The),
400	3.300%, 05/03/15	394
3,060	3.625%, 02/07/16	3,014
492	3.700%, 08/01/15	488
1,041	4.750%, 07/15/13	1,070
2,638	5.150%, 01/15/14	2,730
848	5.250%, 07/27/21	839
1,366	5.375%, 03/15/20	1,390
750	5.500%, 11/15/14	788
800	5.750%, 01/24/22	821
4,100	5.950%, 01/18/18	4,282
949	6.000%, 06/15/20	996
125	6.150%, 04/01/18	131
305	6.250%, 09/01/17	324
485	6.750%, 10/01/37	477
2,570	7.500%, 02/15/19	2,919
	Jefferies Group, Inc.,
450	3.875%, 11/09/15	435
1,005	5.125%, 04/13/18	955
1,000	6.450%, 06/08/27	925
770	8.500%, 07/15/19	816
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,202
1,400	6.250%, 01/14/21 (e)	1,420
750	7.300%, 08/01/14 (e)	796
250	7.625%, 08/13/19 (e)	271
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,320
1,702	6.150%, 04/25/13	1,750
2,996	6.400%, 08/28/17	3,184
1,249	6.875%, 04/25/18	1,372
	Morgan Stanley,
625	4.000%, 07/24/15	604
893	4.200%, 11/20/14	878
2,029	4.750%, 04/01/14	2,002
4,225	5.300%, 03/01/13	4,309
1,000	5.450%, 01/09/17	977
1,021	5.500%, 07/24/20	957
350	5.500%, 07/28/21	328
1,265	5.625%, 09/23/19	1,207
900	5.750%, 08/31/12	908
360	5.750%, 01/25/21	339
1,200	6.000%, 05/13/14	1,221
400	6.625%, 04/01/18	406
370	6.750%, 10/15/13	392
970	7.300%, 05/13/19	1,006
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,066
150	5.000%, 03/04/15	157
1,150	6.700%, 03/04/20	1,272
226	Northern Trust Corp., 5.500%, 08/15/13 UBS AG, (Switzerland),	239
414	2.250%, 08/12/13	416
2,300	3.875%, 01/15/15	2,375
365	4.875%, 08/04/20	384
500	5.750%, 04/25/18	548
425	5.875%, 12/20/17	467

		69,914

	Commercial Banks — 3.1%
550	ANZ National International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	566
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16 (e)	1,305
900	3.250%, 03/01/16 (e)	938
228	4.875%, 01/12/21 (e)	255
741	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	751
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	1,058
2,000	2.550%, 01/12/17	2,080
737	3.400%, 01/22/15	776
	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan),
1,275	2.350%, 02/23/17 (e)	1,302
679	3.850%, 01/22/15 (e)	720
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	276
2,650	2.500%, 01/23/13	2,670
800	2.500%, 09/21/15 (e)	794
800	2.750%, 02/23/15	800
935	3.900%, 04/07/15	964
175	5.000%, 09/22/16	189
700	5.200%, 07/10/14	737
1,000	6.050%, 12/04/17 (e)	1,003

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	BB&T Corp.,
655	3.375%, 09/25/13	676
795	3.850%, 07/27/12	799
750	3.950%, 04/29/16	815
740	4.900%, 06/30/17	808
1,885	5.700%, 04/30/14	2,052
245	6.850%, 04/30/19	309
695	Branch Banking & Trust Co., 5.625%, 09/15/16	789
5,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	5,259
260	Comerica, Inc., 3.000%, 09/16/15	268
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,103
	Credit Suisse, (Switzerland),
801	4.375%, 08/05/20	849
500	5.000%, 05/15/13	517
160	5.300%, 08/13/19	179
675	5.400%, 01/14/20	685
942	5.500%, 05/01/14	1,001
850	6.000%, 02/15/18	904
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	664
970	3.875%, 08/18/14	1,010
325	6.000%, 09/01/17	369
2,011	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	2,045
720	Fifth Third Bancorp, 5.450%, 01/15/17	785
	HSBC Bank plc, (United Kingdom),
1,745	1.625%, 07/07/14 (e)	1,746
1,438	3.100%, 05/24/16 (e)	1,483
666	4.125%, 08/12/20 (e)	694
575	4.750%, 01/19/21 (e)	626
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	509
500	4.875%, 01/14/22	548
556	5.100%, 04/05/21	615
600	6.100%, 01/14/42	726
1,500	HSBC USA, Inc., 2.375%, 02/13/15	1,505
1,445	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	1,421
2,400	KeyBank N.A., 5.500%, 09/17/12	2,430
480	KeyCorp, 6.500%, 05/14/13	504
1,725	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,758
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,467
	National Australia Bank Ltd., (Australia),
3,000	2.500%, 01/08/13 (e)	3,030
750	2.750%, 09/28/15 (e)	769
1,000	3.000%, 07/27/16 (e)	1,030
795	3.750%, 03/02/15 (e)	833
1,353	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,377
250	National City Bank, 5.800%, 06/07/17	286
	Nordea Bank AB, (Sweden),
600	1.750%, 10/04/13 (e)	600
1,800	3.125%, 03/20/17 (e)	1,812
945	4.875%, 05/13/21 (e)	921
837	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	838
400	PNC Bank N.A., 6.875%, 04/01/18	480
	PNC Funding Corp.,
659	3.300%, 03/08/22	674
567	4.375%, 08/11/20	629
940	5.250%, 11/15/15	1,046
950	5.625%, 02/01/17	1,063
565	6.700%, 06/10/19	704
	Rabobank Nederland N.V., (Netherlands),
140	2.125%, 10/13/15	141
2,400	3.200%, 03/11/15 (e)	2,477
455	3.375%, 01/19/17	466
789	3.875%, 02/08/22	787
500	5.800%, 09/30/10 (e)	515
	SunTrust Banks, Inc.,
2,010	5.250%, 11/05/12	2,046
820	6.000%, 09/11/17	913
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,458
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,371
1,140	2.200%, 07/29/15 (e)	1,186
	U.S. Bancorp,
538	1.650%, 05/15/17	537
645	2.450%, 07/27/15	669
517	3.000%, 03/15/22	531
566	4.125%, 05/24/21	635
1,107	7.500%, 06/01/26	1,411
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,105

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
250	6.000%, 11/15/17	288
1,125	6.600%, 01/15/38	1,409
	Wachovia Corp.,
685	4.875%, 02/15/14	719
2,000	5.500%, 05/01/13	2,085
4,780	5.750%, 02/01/18	5,537
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,862
850	3.500%, 03/08/22	862
500	4.600%, 04/01/21	550
2,135	5.625%, 12/11/17	2,477
1,000	SUB, 3.676%, 06/15/16	1,060
	Wells Fargo Bank N.A.,
1,515	4.750%, 02/09/15	1,613
250	5.750%, 05/16/16	284
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	962
2,105	4.875%, 11/19/19	2,304

		111,454

	Consumer Finance — 0.9%
700	American Express Co., 7.000%, 03/19/18	862
	American Express Credit Corp.,
361	2.375%, 03/24/17	366
1,000	2.800%, 09/19/16	1,030
2,140	5.875%, 05/02/13	2,234
400	7.300%, 08/20/13	429
	American Honda Finance Corp.,
667	1.450%, 02/27/15 (e)	671
565	2.125%, 02/28/17 (e)	574
405	2.375%, 03/18/13 (e)	410
1,599	2.600%, 09/20/16 (e)	1,658
150	7.625%, 10/01/18 (e)	192
1,375	Capital One Bank USA N.A., 8.800%, 07/15/19	1,746
	Capital One Financial Corp.,
1,165	6.750%, 09/15/17	1,392
2,140	7.375%, 05/23/14	2,355
	HSBC Finance Corp.,
1,000	4.750%, 07/15/13	1,030
3,413	5.000%, 06/30/15	3,642
2,200	5.250%, 01/15/14	2,315
188	6.375%, 11/27/12	193
207	7.350%, 11/27/32	224
	John Deere Capital Corp.,
400	2.250%, 04/17/19	409
233	3.150%, 10/15/21	246
265	4.500%, 04/03/13	274
1,000	5.250%, 10/01/12	1,015
637	PACCAR Financial Corp., 1.600%, 03/15/17	639
1,023	SLM Corp., 5.375%, 01/15/13	1,040
1,083	Springleaf Finance Corp., 5.375%, 10/01/12	1,067
	Toyota Motor Credit Corp.,
1,120	1.000%, 02/17/15	1,121
2,400	2.000%, 09/15/16	2,444
962	3.200%, 06/17/15	1,022

		30,600

	Diversified Financial Services — 2.4%
1,900	Associates Corp. of North America, 6.950%, 11/01/18	2,125
2,200	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,204
	Bank of America Corp.,
520	3.625%, 03/17/16	515
300	4.900%, 05/01/13	307
470	5.000%, 05/13/21	472
2,720	5.625%, 10/14/16	2,858
740	5.625%, 07/01/20	766
600	5.650%, 05/01/18	625
1,405	5.700%, 01/24/22	1,493
420	5.750%, 12/01/17	437
400	5.875%, 01/05/21	418
600	7.625%, 06/01/19	686
1,510	7.800%, 09/15/16	1,642
1,455	Bank of America N.A., 5.300%, 03/15/17	1,481
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	266
	BP Capital Markets plc, (United Kingdom),
929	1.846%, 05/05/17	930
900	4.742%, 03/11/21	1,024
2,122	5.250%, 11/07/13	2,250
725	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	763
	Caterpillar Financial Services Corp.,
387	2.850%, 06/01/22	392
665	4.900%, 08/15/13	698
560	5.500%, 03/15/16	647

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
1,300	6.200%, 09/30/13	1,394
305	7.050%, 10/01/18	395
510	7.150%, 02/15/19	670
	Citigroup, Inc.,
450	2.650%, 03/02/15	446
500	4.450%, 01/10/17	516
832	4.587%, 12/15/15	866
856	4.700%, 05/29/15	889
527	4.750%, 05/19/15	549
3,127	5.000%, 09/15/14	3,197
2,025	5.125%, 05/05/14	2,122
1,225	5.375%, 08/09/20	1,317
321	5.875%, 01/30/42	342
150	6.000%, 12/13/13	157
2,150	6.000%, 08/15/17	2,331
755	6.010%, 01/15/15	809
350	6.125%, 11/21/17	379
510	6.375%, 08/12/14	547
600	6.500%, 08/19/13	630
400	8.125%, 07/15/39	530
1,400	8.500%, 05/22/19	1,715
	CME Group, Inc.,
1,786	5.400%, 08/01/13	1,881
1,490	5.750%, 02/15/14	1,609
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,233
	ERAC USA Finance LLC,
154	2.250%, 01/10/14 (e)	155
355	2.750%, 03/15/17 (e)	360
559	4.500%, 08/16/21 (e)	598
316	5.625%, 03/15/42 (e)	323
350	6.375%, 10/15/17 (e)	409
746	6.700%, 06/01/34 (e)	864
	FUEL Trust,
1,917	3.984%, 06/15/16 (e)	1,991
561	4.207%, 04/15/16 (e)	587
	General Electric Capital Corp.,
750	2.300%, 04/27/17	747
650	4.625%, 01/07/21	710
2,100	4.650%, 10/17/21	2,307
5,825	5.250%, 10/19/12	5,929
191	5.300%, 02/11/21	213
2,500	5.400%, 02/15/17	2,831
5,755	5.625%, 05/01/18	6,540
1,000	5.650%, 06/09/14	1,084
310	5.875%, 01/14/38	353
6,912	6.000%, 06/15/12	6,927
2,544	6.750%, 03/15/32	3,129
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,825
	National Rural Utilities Cooperative Finance Corp.,
225	2.625%, 09/16/12	226
635	4.750%, 03/01/14	677
200	10.375%, 11/01/18	292
640	Textron Financial Corp., 5.400%, 04/28/13	659
331	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	333

		87,592

	Insurance — 1.4%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	472
350	5.600%, 05/15/15	392
	Aflac, Inc.,
228	2.650%, 02/15/17	233
260	4.000%, 02/15/22	271
317	6.450%, 08/15/40	370
200	8.500%, 05/15/19	265
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	636
1,012	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,056
	American International Group, Inc.,
1,499	4.250%, 05/15/13	1,528
2,960	5.450%, 05/18/17	3,183
	Aon Corp.,
402	3.125%, 05/27/16	418
336	3.500%, 09/30/15	351
306	6.250%, 09/30/40	389
2,185	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,210
	Berkshire Hathaway Finance Corp.,
233	2.450%, 12/15/15	243
233	3.000%, 05/15/22	233
494	4.400%, 05/15/42	497
1,000	4.600%, 05/15/13	1,039
605	5.000%, 08/15/13	635
1,505	5.400%, 05/15/18	1,777

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Insurance — Continued
	Berkshire Hathaway, Inc.,
1,387	3.400%, 01/31/22	1,438
781	3.750%, 08/15/21	830
100	Chubb Corp., 5.750%, 05/15/18	123
	CNA Financial Corp.,
750	5.850%, 12/15/14	807
781	5.875%, 08/15/20	855
820	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	849
	Lincoln National Corp.,
345	4.200%, 03/15/22	345
251	4.850%, 06/24/21	263
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	312
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,517
540	2.300%, 09/28/15 (e)	557
338	2.875%, 04/21/14 (e)	349
500	3.625%, 07/16/12 (e)	502
920	MetLife Institutional Funding II, VAR, 1.368%, 04/04/14 (e)	923
430	MetLife, Inc., 6.817%, 08/15/18	522
	Metropolitan Life Global Funding I,
1,150	2.000%, 01/10/14 (e)	1,165
700	2.000%, 01/09/15 (e)	711
1,250	2.500%, 01/11/13 (e)	1,263
400	3.125%, 01/11/16 (e)	422
1,900	3.650%, 06/14/18 (e)	2,014
1,277	3.875%, 04/11/22 (e)	1,329
300	5.125%, 04/10/13 (e)	311
1,093	5.200%, 09/18/13 (e)	1,149
250	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	259
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,300
	New York Life Global Funding,
350	1.300%, 01/12/15 (e)	352
725	4.650%, 05/09/13 (e)	750
2,637	5.375%, 09/15/13 (e)	2,787
	Pacific Life Global Funding,
650	5.000%, 05/15/17 (e)	688
410	5.150%, 04/15/13 (e)	424
530	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	688
2,100	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,251
500	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	537
215	Principal Life Income Funding Trusts, 5.300%, 12/14/12	220
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,333
210	Travelers Cos., Inc. (The), 5.800%, 05/15/18	254
1,120	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	1,213
300	Travelers Property Casualty Corp., 5.000%, 03/15/13	310

		50,120

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
600	5.875%, 09/15/20	626
320	6.250%, 08/15/16	339
1,325	6.650%, 01/15/18	1,437
454	ERP Operating LP, 4.625%, 12/15/21	495
	HCP, Inc.,
159	3.750%, 02/01/19	160
895	5.375%, 02/01/21	999
	Simon Property Group LP,
917	2.150%, 09/15/17	914
579	4.125%, 12/01/21	628
32	4.200%, 02/01/15	34
200	4.375%, 03/01/21	219
705	5.625%, 08/15/14	766
665	6.100%, 05/01/16	767
320	6.125%, 05/30/18	381
330	6.750%, 05/15/14	360
440	WEA Finance LLC, 7.125%, 04/15/18 (e)	524
1,376	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,637

		10,286

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	412
1,463	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	1,475

		1,887

	Total Financials	361,853

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Health Care — 0.4%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,000	3.875%, 11/15/21	1,047
237	4.500%, 03/15/20	259
500	4.950%, 10/01/41	502
2,000	5.150%, 11/15/41	2,063
252	5.650%, 06/15/42	279
570	5.700%, 02/01/19	670
720	5.750%, 03/15/40	804

		5,624

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
380	4.000%, 03/01/14	402
215	4.625%, 03/15/15	238
100	Becton Dickinson and Co., 5.000%, 05/15/19	118

		758

	Health Care Providers & Services — 0.1%
265	Aetna, Inc., 4.500%, 05/15/42	264
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	382
975	UnitedHealth Group, Inc., 3.375%, 11/15/21	1,028
	WellPoint, Inc.,
615	3.125%, 05/15/22	613
500	4.625%, 05/15/42	504
168	5.875%, 06/15/17	199
113	7.000%, 02/15/19	142

		3,132

	Pharmaceuticals — 0.1%
250	Abbott Laboratories, 6.150%, 11/30/37	332
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	704
	GlaxoSmithKline Capital, Inc.,
450	4.375%, 04/15/14	481
750	5.650%, 05/15/18	901
530	6.375%, 05/15/38	725
650	Merck & Co., Inc., 6.000%, 09/15/17	799

		3,942

	Total Health Care	13,456

	Industrials — 0.9%
	Aerospace & Defense — 0.2%
400	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	472
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	776
300	Honeywell International, Inc., 5.300%, 03/01/18	358
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	397
292	4.850%, 09/15/41	317
1,144	5.720%, 06/01/40	1,372
	United Technologies Corp.,
214	1.800%, 06/01/17	217
681	3.100%, 06/01/22	707
914	4.500%, 06/01/42	979
1,261	6.125%, 02/01/19	1,564

		7,159

	Airlines — 0.1%
254	American Airlines, 2011-1 Class A Pass- Through Trust, 5.250%, 01/31/21	263
677	American Airlines, 2011-2 Class A Pass- Through Trust, 8.625%, 10/15/21	711
267	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	291
456	Continental Airlines, 2007-1 Class A Pass- Through Trust, 5.983%, 04/19/22	495
600	Delta Air Lines, 2010-2 Class A Pass- Through Trust, 4.950%, 05/23/19	633
226	Delta Air Lines, 2011-1 Class A Pass- Through Trust, 5.300%, 04/15/19	240

		2,633

	Commercial Services & Supplies — 0.1%
725	Allied Waste North America, Inc., 6.875%, 06/01/17	750
	Pitney Bowes, Inc.,
565	4.875%, 08/15/14	590
1,020	5.000%, 03/15/15	1,066
200	5.600%, 03/15/18	203
614	Republic Services, Inc., 3.550%, 06/01/22	622
	Waste Management, Inc.,
214	4.750%, 06/30/20	241
455	7.375%, 03/11/19	578

		4,050

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	226
292	2.875%, 05/08/22	291
145	4.375%, 05/08/42	150

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Construction & Engineering — Continued
789	Fluor Corp., 3.375%, 09/15/21	823

		1,490

	Industrial Conglomerates — 0.1%
588	Danaher Corp., 3.900%, 06/23/21	662
	Koninklijke Philips Electronics N.V., (Netherlands),
970	3.750%, 03/15/22	1,011
260	5.750%, 03/11/18	307
130	7.200%, 06/01/26	176
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	351
500	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	661
375	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	474

		3,642

	Machinery — 0.0% (g)
	Eaton Corp.,
500	5.600%, 05/15/18	593
300	7.625%, 04/01/24	416
290	Ingersoll-Rand Co., 6.391%, 11/15/27	353
135	Parker Hannifin Corp., 5.500%, 05/15/18	162

		1,524

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
522	3.050%, 03/15/22	529
300	3.450%, 09/15/21	315
125	3.600%, 09/01/20	133
1,000	5.400%, 06/01/41	1,151
500	5.650%, 05/01/17	587
250	5.750%, 03/15/18	300
425	5.750%, 05/01/40	509
250	6.700%, 08/01/28	313
450	7.000%, 02/01/14	494
	CSX Corp.,
300	4.250%, 06/01/21	330
575	5.500%, 04/15/41	651
145	6.250%, 04/01/15	166
205	7.375%, 02/01/19	262
500	7.900%, 05/01/17	625
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	780
100	6.000%, 03/15/05	124
1,768	6.000%, 05/23/11	2,154
355	7.700%, 05/15/17	451
	Ryder System, Inc.,
484	2.500%, 03/01/17	488
420	3.600%, 03/01/16	444
	Union Pacific Corp.,
693	4.163%, 07/15/22	778
235	4.875%, 01/15/15	257
907	5.650%, 05/01/17	1,060
	United Parcel Service of America, Inc.,
340	8.375%, 04/01/20	479
60	SUB, 8.375%, 04/01/30	89

		13,469

	Total Industrials	33,967

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	1,019
350	5.500%, 01/15/40	431
755	5.900%, 02/15/39	956

		2,406

	Computers & Peripherals — 0.3%
	Dell, Inc.,
1,280	3.100%, 04/01/16	1,359
250	4.625%, 04/01/21	278
300	7.100%, 04/15/28	381
	Hewlett-Packard Co.,
583	2.600%, 09/15/17	575
275	2.950%, 08/15/12	276
387	4.050%, 09/15/22	383
600	4.300%, 06/01/21	610
781	4.375%, 09/15/21	792
600	4.750%, 06/02/14	635
1,345	5.400%, 03/01/17	1,490
2,500	6.000%, 09/15/41	2,720
1,230	6.125%, 03/01/14	1,322

		10,821

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
575	3.375%, 11/01/15	600
165	6.000%, 04/01/20	184
875	6.875%, 07/01/13	927
725	7.500%, 01/15/27	841

		2,552

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	IT Services — 0.2%
1,020	HP Enterprise Services LLC, 6.000%, 08/01/13	1,075
	International Business Machines Corp.,
409	1.250%, 02/06/17	408
2,600	5.700%, 09/14/17	3,127
690	6.220%, 08/01/27	910
1,075	7.625%, 10/15/18	1,432

		6,952

	Office Electronics — 0.0% (g)
	Xerox Corp.,
196	2.950%, 03/15/17	198
270	4.500%, 05/15/21	278
600	5.625%, 12/15/19	682
550	6.750%, 02/01/17	644
100	8.250%, 05/15/14	112

		1,914

	Semiconductors & Semiconductor Equipment — 0.1%
697	Intel Corp., 3.300%, 10/01/21	741
1,350	National Semiconductor Corp., 6.600%, 06/15/17	1,678
750	Texas Instruments, Inc., 1.375%, 05/15/14	760

		3,179

	Software — 0.1%
260	Intuit, Inc., 5.750%, 03/15/17	300
	Microsoft Corp.,
720	1.625%, 09/25/15	744
117	4.500%, 10/01/40	134
	Oracle Corp.,
500	5.000%, 07/08/19	598
1,412	5.250%, 01/15/16	1,629
698	5.750%, 04/15/18	846
465	6.500%, 04/15/38	633

		4,884

	Total Information Technology	32,708

	Materials — 0.6%
	Chemicals — 0.4%
249	Air Products & Chemicals, Inc., 4.150%, 02/01/13	255
	Dow Chemical Co. (The),
385	4.125%, 11/15/21	404
203	4.250%, 11/15/20	216
200	5.250%, 11/15/41	215
1,250	6.000%, 10/01/12	1,270
370	7.375%, 11/01/29	490
250	7.600%, 05/15/14	279
158	8.550%, 05/15/19	209
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	658
350	4.900%, 01/15/41	406
1,610	6.000%, 07/15/18	1,994
150	Ecolab, Inc., 5.500%, 12/08/41	175
1,430	Monsanto Co., 7.375%, 08/15/12	1,448
	Mosaic Co. (The),
280	3.750%, 11/15/21	293
79	4.875%, 11/15/41	84
875	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	900
	PPG Industries, Inc.,
114	5.500%, 11/15/40	138
415	5.750%, 03/15/13	431
700	6.650%, 03/15/18	868
350	9.000%, 05/01/21	480
	Praxair, Inc.,
662	4.625%, 03/30/15	732
885	5.250%, 11/15/14	980
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,207
850	7.750%, 10/01/96	982

		15,114

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
667	1.625%, 02/24/17	671
410	5.400%, 03/29/17	479
400	5.500%, 04/01/14	434
550	6.500%, 04/01/19	702
1,320	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	1,301
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	344
	Rio Tinto Finance USA Ltd., (Australia),
115	3.500%, 11/02/20	121
550	3.750%, 09/20/21	588
650	9.000%, 05/01/19	893

		5,533

	Total Materials	20,647

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
6	AT&T Corp., 8.000%, 11/15/31	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
	AT&T, Inc.,
850	4.450%, 05/15/21	970
3,417	4.950%, 01/15/13	3,511
386	5.100%, 09/15/14	422
170	5.350%, 09/01/40	192
250	5.500%, 02/01/18	295
2,700	6.300%, 01/15/38	3,341
350	Bellsouth Capital Funding Corp., 7.120%, 07/15/97	433
	BellSouth Corp.,
1,373	5.200%, 09/15/14	1,495
450	6.875%, 10/15/31	556
	BellSouth Telecommunications, Inc.,
884	6.300%, 12/15/15	935
300	7.000%, 10/01/25	379
2,500	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	2,564
600	Centel Capital Corp., 9.000%, 10/15/19	699
	CenturyLink, Inc.,
1,380	6.450%, 06/15/21	1,429
920	7.600%, 09/15/39	876
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	333
1,150	4.875%, 07/08/14	1,225
232	4.875%, 03/06/42 (e)	222
400	6.000%, 07/08/19	477
255	8.750%, 06/15/30	352
	France Telecom S.A., (France),
560	2.750%, 09/14/16	568
1,250	8.500%, 03/01/31	1,718
2,100	GTE Corp., 6.840%, 04/15/18	2,581
741	Qwest Corp., 6.750%, 12/01/21	827
	Telecom Italia Capital S.A., (Luxembourg),
1,000	4.950%, 09/30/14	975
1,616	5.250%, 11/15/13	1,608
750	6.999%, 06/04/18	747
	Telefonica Emisiones S.A.U., (Spain),
316	5.462%, 02/16/21	282
880	5.855%, 02/04/13	884
515	5.877%, 07/15/19	481
300	6.421%, 06/20/16	295
	Verizon Communications, Inc.,
650	5.500%, 04/01/17	764
443	5.550%, 02/15/16	511
100	5.850%, 09/15/35	122
175	6.400%, 02/15/38	225
1,250	7.350%, 04/01/39	1,782
1,475	Verizon Global Funding Corp., 7.750%, 12/01/30	2,080
1,444	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,917
962	Verizon Virginia, Inc., 4.625%, 03/15/13	991

		40,073

	Wireless Telecommunication Services — 0.1%
640	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	646
500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	537
475	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	484
	Vodafone Group plc, (United Kingdom),
1,200	1.625%, 03/20/17	1,194
1,130	5.000%, 09/15/15	1,266

		4,127

	Total Telecommunication Services	44,200

	Utilities — 2.0%
	Electric Utilities — 1.4%
222	Alabama Power Co., 6.125%, 05/15/38	295
	Arizona Public Service Co.,
296	4.500%, 04/01/42	318
467	5.050%, 09/01/41	556
	Carolina Power & Light Co.,
509	2.800%, 05/15/22	519
273	4.100%, 05/15/42	284
888	5.125%, 09/15/13	938
305	5.300%, 01/15/19	368
1,421	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,526
1,005	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,255
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	870
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	221
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	770
210	Consumers Energy Co., 2.850%, 05/15/22	214
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	138

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
650	5.100%, 04/15/18	770
745	5.625%, 11/30/12	763
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,816
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	898
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,058
229	5.750%, 10/01/41	266
	Florida Power & Light Co.,
410	5.950%, 10/01/33	537
335	5.950%, 02/01/38	448
	Florida Power Corp.,
280	5.650%, 06/15/18	339
220	6.400%, 06/15/38	302
	Georgia Power Co.,
200	5.950%, 02/01/39	261
225	6.000%, 11/01/13	242
229	Great Plains Energy, Inc., 4.850%, 06/01/21	248
100	Indiana Michigan Power Co., 7.000%, 03/15/19	126
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	129
755	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	852
1,400	Kansas City Power & Light Co., 5.300%, 10/01/41	1,565
62	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	62
105	MidAmerican Energy Co., 5.300%, 03/15/18	124
	Nevada Power Co.,
55	5.375%, 09/15/40	65
300	5.450%, 05/15/41	367
720	6.500%, 08/01/18	892
	NextEra Energy Capital Holdings, Inc.,
255	5.350%, 06/15/13	266
670	6.000%, 03/01/19	789
265	7.875%, 12/15/15	320
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	341
	Nisource Finance Corp.,
360	4.450%, 12/01/21	380
1,256	5.800%, 02/01/42	1,427
500	Northern States Power Co., 6.250%, 06/01/36	690
	Ohio Power Co.,
320	5.750%, 09/01/13	339
310	6.050%, 05/01/18	371
	Oncor Electric Delivery Co. LLC,
200	5.950%, 09/01/13	212
840	6.800%, 09/01/18	1,001
100	7.000%, 09/01/22	123
	Pacific Gas & Electric Co.,
71	3.250%, 09/15/21	75
217	4.450%, 04/15/42	231
390	4.500%, 12/15/41	419
780	5.625%, 11/30/17	940
160	8.250%, 10/15/18	217
	PacifiCorp,
175	5.500%, 01/15/19	210
150	5.650%, 07/15/18	181
100	Peco Energy Co., 5.350%, 03/01/18	119
1,050	Potomac Electric Power Co., 6.500%, 11/15/37	1,463
	Progress Energy, Inc.,
673	3.150%, 04/01/22	680
300	6.050%, 03/15/14	326
772	PSEG Power LLC, 5.125%, 04/15/20	870
	Public Service Co. of Colorado,
90	3.200%, 11/15/20	97
125	5.800%, 08/01/18	149
2,450	Public Service Co. of Oklahoma, 6.625%, 11/15/37	3,204
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	246
277	5.375%, 11/01/39	353
2,000	6.330%, 11/01/13	2,151
379	San Diego Gas & Electric Co., 3.950%, 11/15/41	398
	Southern California Edison Co.,
160	4.150%, 09/15/14	172
765	5.500%, 08/15/18	929
391	5.750%, 03/15/14	426
200	5.950%, 02/01/38	266
1,140	6.050%, 03/15/39	1,541
	Southern Co. (The),
363	1.950%, 09/01/16	371
250	4.150%, 05/15/14	265

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
202	Southern Power Co., 5.150%, 09/15/41	223
570	Southwestern Public Service Co., 8.750%, 12/01/18	774
	Spectra Energy Capital LLC,
1,605	5.500%, 03/01/14	1,696
500	6.200%, 04/15/18	588
400	8.000%, 10/01/19	520
	Virginia Electric and Power Co.,
1,005	5.100%, 11/30/12	1,027
1,320	5.400%, 04/30/18	1,588
615	5.950%, 09/15/17	752

		50,128

	Gas Utilities — 0.3%
	AGL Capital Corp.,
563	3.500%, 09/15/21	588
345	4.450%, 04/15/13	355
1,441	5.875%, 03/15/41	1,803
1,243	6.375%, 07/15/16	1,444
	Atmos Energy Corp.,
105	5.125%, 01/15/13	108
250	8.500%, 03/15/19	336
298	Boston Gas Co., 4.487%, 02/15/42 (e)	322
325	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	381
	TransCanada PipeLines Ltd., (Canada),
975	4.000%, 06/15/13	1,008
550	6.200%, 10/15/37	709
250	6.500%, 08/15/18	314
1,100	7.250%, 08/15/38	1,579

		8,947

	Independent Power Producers & Energy Traders — 0.1%
1,500	PPL Energy Supply LLC, 4.600%, 12/15/21	1,567

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
900	5.250%, 08/01/33	1,071
782	6.250%, 06/30/12	786
300	7.000%, 06/15/38	423
600	8.875%, 01/15/19	827
1,005	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,014
375	PG&E Corp., 5.750%, 04/01/14	406
	Sempra Energy,
1,145	6.150%, 06/15/18	1,383
150	6.500%, 06/01/16	179
850	8.900%, 11/15/13	943
395	9.800%, 02/15/19	554
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	22
450	6.000%, 04/01/14	493
265	6.250%, 12/01/15	309
92	Xcel Energy, Inc., 4.800%, 09/15/41	103

		8,513

	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.085%, 10/15/17	1,295

	Total Utilities	70,450

	Total Corporate Bonds (Cost $651,441)	701,991

Foreign Government Securities — 1.2%
	Israel Government AID Bond, (Israel),
6,000	Zero Coupon, 08/15/17	5,648
20,000	Zero Coupon, 03/15/18	18,599
5,651	Zero Coupon, 08/15/18	5,203
1,500	Zero Coupon, 11/01/23	1,118
1,500	Zero Coupon, 11/01/24	1,067
600	Province of Manitoba, (Canada), 2.125%, 04/22/13	609
	Province of Ontario, (Canada),
700	2.700%, 06/16/15	737
2,200	2.950%, 02/05/15	2,324
377	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	560
	United Mexican States, (Mexico),
120	4.750%, 03/08/44	121
1,432	6.375%, 01/16/13	1,475
856	6.625%, 03/03/15	969
3,328	7.500%, 04/08/33	4,643

	Total Foreign Government Securities (Cost $40,408)	43,073

Mortgage Pass-Through Securities — 10.9%
	Federal Home Loan Mortgage Corp.,
54	ARM, 2.082%, 07/01/19	57
188	ARM, 2.345%, 10/01/36	201
49	ARM, 2.352%, 04/01/30	52
806	ARM, 2.355%, 12/01/33	853

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
423	ARM, 2.470%, 12/01/36	453
586	ARM, 2.473%, 11/01/36	624
564	ARM, 2.498%, 10/01/36	603
450	ARM, 2.598%, 02/01/36	479
1,282	ARM, 2.676%, 03/01/37	1,382
602	ARM, 2.693%, 12/01/34	641
1,365	ARM, 2.857%, 04/01/34	1,456
280	ARM, 2.859%, 02/01/37	301
830	ARM, 2.882%, 10/01/36	887
1,167	ARM, 4.908%, 02/01/36	1,252
1,441	ARM, 5.001%, 01/01/35	1,544
1,023	ARM, 5.068%, 07/01/36	1,097
329	ARM, 5.587%, 05/01/36	353
1,499	ARM, 6.024%, 11/01/36	1,596
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,320	4.000%, 08/01/18 - 05/01/19	1,397
244	4.500%, 08/01/18	266
696	5.000%, 12/01/18	750
5,707	5.500%, 06/01/17 - 01/01/24	6,207
80	6.000%, 04/01/18	87
862	6.500%, 08/01/16 - 02/01/19	926
78	7.000%, 01/01/17 - 04/01/17	81
1	7.500%, 10/01/14 - 11/01/15	—	(h)
4	8.500%, 11/01/15	4
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
200	6.000%, 12/01/22	220
555	6.500%, 11/01/22	624
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,070	4.000%, 10/01/33 - 09/01/35	4,335
8,279	4.500%, 05/01/41	8,854
8,613	5.000%, 09/01/34 - 08/01/40	9,336
3,681	5.500%, 10/01/33 - 07/01/35	4,056
645	6.000%, 12/01/33 - 01/01/34	727
3,883	6.500%, 11/01/34 - 11/01/36	4,410
874	7.000%, 07/01/32 - 10/01/36	1,029
1,128	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	1,343
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
629	5.500%, 10/01/33 - 01/01/34	683
1,722	6.000%, 02/01/33	1,906
168	7.000%, 07/01/29	184
7	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 12.000%, 08/01/15 - 07/01/19	8
	Federal National Mortgage Association,
20	ARM, 1.888%, 03/01/19	20
1,115	ARM, 2.055%, 01/01/33	1,161
223	ARM, 2.063%, 09/01/34	234
472	ARM, 2.126%, 01/01/36	494
341	ARM, 2.182%, 07/01/34	360
820	ARM, 2.190%, 07/01/36	863
2,064	ARM, 2.235%, 01/01/35	2,182
980	ARM, 2.277%, 11/01/33 - 11/01/34	1,034
865	ARM, 2.284%, 08/01/34	915
1,927	ARM, 2.285%, 09/01/35	2,047
1,079	ARM, 2.302%, 11/01/34	1,141
1,127	ARM, 2.315%, 10/01/34	1,197
767	ARM, 2.320%, 10/01/34	814
832	ARM, 2.335%, 05/01/34	878
284	ARM, 2.339%, 09/01/35	302
163	ARM, 2.358%, 07/01/33	169
641	ARM, 2.364%, 04/01/35	681
2,529	ARM, 2.369%, 04/01/35	2,674
2,081	ARM, 2.377%, 07/01/33 - 05/01/35	2,194
418	ARM, 2.383%, 09/01/34	444
502	ARM, 2.385%, 08/01/34	534
958	ARM, 2.400%, 01/01/35	1,012
1,410	ARM, 2.405%, 06/01/35	1,497
9	ARM, 2.505%, 01/01/19	10
409	ARM, 2.537%, 04/01/34	432
442	ARM, 2.539%, 10/01/34	468
707	ARM, 2.560%, 09/01/33	754
258	ARM, 2.565%, 01/01/34	274
263	ARM, 2.593%, 02/01/35	281
92	ARM, 2.637%, 04/01/34	98
233	ARM, 2.720%, 05/01/35	247
467	ARM, 2.753%, 06/01/36	500
770	ARM, 2.825%, 10/01/36	824
105	ARM, 3.059%, 09/01/27	110
208	ARM, 3.112%, 02/01/34	220
146	ARM, 3.199%, 01/01/36	155
99	ARM, 3.888%, 03/01/29	106
1,206	ARM, 4.937%, 07/01/33	1,296
628	ARM, 5.230%, 01/01/38	675
1,282	ARM, 5.611%, 01/01/23	1,400

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 15 Year, Single Family,
1,324	3.500%, 09/01/18 - 07/01/19	1,396
13,544	4.000%, 07/01/18 - 12/01/18	14,488
7,676	4.500%, 06/01/18 - 12/01/19	8,308
1,928	5.000%, 12/01/16 - 08/01/24	2,087
1,788	5.500%, 03/01/20 - 07/01/20	1,946
9,867	6.000%, 06/01/16 - 01/01/24	10,849
347	6.500%, 03/01/17 - 08/01/20	382
424	7.000%, 03/01/17 - 09/01/17	458
12	7.500%, 03/01/17	13
6	8.000%, 11/01/12 - 11/01/15	6
	Federal National Mortgage Association, 20 Year, Single Family,
327	4.500%, 04/01/24	357
1,960	6.500%, 05/01/22 - 04/01/25	2,207
	Federal National Mortgage Association, 30 Year, FHA/VA,
122	6.000%, 09/01/33	138
1,948	6.500%, 03/01/29 - 08/01/39	2,249
48	7.000%, 02/01/33	57
70	8.000%, 06/01/28	85
43	9.000%, 05/01/18 - 12/01/25	47
	Federal National Mortgage Association, 30 Year, Single Family,
1,047	4.500%, 11/01/33 - 02/01/35	1,126
2,757	5.000%, 07/01/33 - 09/01/35	3,053
4,334	5.500%, 09/01/31 - 02/01/38	4,792
5,291	6.000%, 12/01/28 - 09/01/37	5,929
2,007	6.500%, 11/01/29 - 08/01/31	2,308
2,078	7.000%, 01/01/24 - 01/01/39	2,422
982	7.500%, 08/01/36 - 11/01/37	1,213
801	8.000%, 03/01/27 - 11/01/28	984
1	9.000%, 04/01/26	1
16	9.500%, 07/01/28	19
8	12.500%, 01/01/16	9
	Federal National Mortgage Association, Other,
1,493	VAR, 0.981%, 01/01/19	1,500
997	VAR, 1.041%, 03/01/22	1,009
2,467	VAR, 6.070%, 11/01/18	2,682
2,000	2.140%, 04/01/19	2,049
5,864	2.490%, 10/01/17	6,137
7,000	2.690%, 10/01/17	7,383
3,241	2.750%, 03/01/22	3,322
1,4980	2.940%, 05/01/22	1,551
3,901	2.970%, 11/01/18	4,148
4,500	3.000%, 02/01/22	4,745
7,273	3.070%, 01/01/22	7,753
3,898	3.120%, 01/01/22 - 05/01/22	4,141
1,536	3.150%, 12/01/21	1,638
2,834	3.160%, 02/01/22	3,020
3,990	3.200%, 02/01/22	4,258
10,000	3.230%, 11/01/20	10,724
2,288	3.260%, 01/01/22	2,454
2,000	3.290%, 10/01/20	2,163
2,000	3.350%, 11/01/20	2,159
2,000	3.390%, 08/01/17	2,159
1,497	3.430%, 09/01/20	1,623
7,695	3.505%, 09/01/20	8,380
1,991	3.520%, 01/01/18	2,164
4,953	3.540%, 10/01/20	5,405
2,936	3.600%, 09/01/20	3,212
996	3.640%, 01/01/25	1,086
3,000	3.680%, 09/01/20	3,295
1,950	3.740%, 07/01/20	2,148
2,971	3.780%, 09/01/21	3,290
6,930	3.790%, 09/01/21	7,676
4,855	3.820%, 06/01/17	5,306
1,540	3.870%, 01/01/21	1,710
5,000	3.890%, 09/01/21	5,565
4,000	3.930%, 07/01/20 - 01/01/21	4,452
7,956	3.950%, 07/01/20 - 07/01/21	8,870
4,750	3.980%, 11/01/16	5,041
1,367	4.000%, 11/01/33	1,411
1,708	4.120%, 04/01/20	1,913
5,950	4.130%, 11/01/19 - 08/01/21	6,686
1,934	4.240%, 11/01/19	2,175
4,380	4.250%, 04/01/21	4,980
2,000	4.260%, 07/01/21	2,272
2,096	4.290%, 06/01/20	2,372
2,464	4.300%, 08/01/20 - 04/01/21	2,757
1,478	4.301%, 01/01/21	1,686
1,976	4.330%, 04/01/21	2,250
5,000	4.340%, 06/01/21	5,719
1,498	4.350%, 04/01/20	1,701
963	4.355%, 03/01/20	1,089
2,930	4.369%, 02/01/20 - 04/01/20	3,335
1,475	4.380%, 01/01/21	1,683
2,000	4.390%, 05/01/21	2,287
2,000	4.400%, 02/01/20	2,278

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
2,959	4.480%, 02/01/21	3,392
7,816	4.530%, 12/01/19	8,934
4,369	4.540%, 01/01/20	4,992
3,946	4.640%, 01/01/21	4,551
730	5.500%, 03/01/17 - 09/01/33	788
3,490	6.000%, 09/01/37 - 06/01/39	3,737
1,074	6.500%, 01/01/36 - 07/01/36	1,207
110	7.000%, 10/01/46	124
108	10.890%, 04/15/19	119
	Government National Mortgage Association II, 30 Year, Single Family,
534	4.500%, 08/20/33	593
8,930	6.000%, 09/20/38	10,033
84	7.500%, 02/20/28 - 09/20/28	102
133	8.000%, 12/20/25 - 09/20/28	163
43	8.500%, 05/20/25	52
	Government National Mortgage Association, 15 Year, Single Family,
111	6.500%, 06/15/17	119
123	8.000%, 01/15/16	129
	Government National Mortgage Association, 30 Year, Single Family,
431	6.500%, 03/15/28 - 04/15/33	504
305	7.000%, 02/15/33 - 06/15/33	363
91	7.500%, 11/15/22 - 11/15/31	103
21	8.000%, 09/15/22 - 08/15/28	24
5	9.000%, 12/15/16	5
1,171	9.500%, 10/15/24	1,362

	Total Mortgage Pass-Through Securities (Cost $366,774)	391,098

Municipal Bonds — 0.2%
	Illinois — 0.0% (g)
140	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	132

	New York — 0.1%
350	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	437
1,815	Port Authority of New York & New Jersey, Rev., 5.647%, 11/01/40	2,305

		2,742

	Ohio — 0.1%
1,300	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,815
1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,762

		3,577

	Total Municipal Bonds (Cost $5,147)	6,451

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	4,094
	Corp. Andina de Fomento,
641	3.750%, 01/15/16	668
397	5.200%, 05/21/13	412

	Total Supranational (Cost $5,155)	5,174

U.S. Government Agency Securities — 1.4%
1,000	Federal Farm Credit Banks Funding Corp., 5.125%, 11/15/18	1,226
1,500	Federal Home Loan Bank, 5.500%, 07/15/36	2,064
	Federal National Mortgage Association,
6,000	Zero Coupon, 06/01/17	5,685
1,000	5.000%, 05/11/17	1,194
	Financing Corp. Fico,
2,000	Zero Coupon, 04/05/19	1,795
1,000	Zero Coupon, 09/26/19	883
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,826
5,000	Zero Coupon, 04/01/16	4,731
13,319	Zero Coupon, 10/01/19	11,450
	Residual Funding Corp., STRIPS,
9,900	Zero Coupon, 07/15/20	8,656
4,800	Zero Coupon, 10/15/20	4,154
	Tennessee Valley Authority,
300	4.625%, 09/15/60	370
700	5.880%, 04/01/36	985
2,000	Tennessee Valley Authority Generic STRIPS, Zero Coupon, 05/01/19	1,773

	Total U.S. Government Agency Securities (Cost $45,764)	48,792

U.S. Treasury Obligations — 23.8%
	U.S. Treasury Bonds,
6,175	4.500%, 02/15/36	8,425
300	4.500%, 08/15/39	414
1,100	4.750%, 02/15/37	1,558
1,250	5.375%, 02/15/31	1,850

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
750	6.125%, 11/15/27	1,151
300	6.125%, 08/15/29	471
1,046	6.250%, 08/15/23	1,533
900	6.250%, 05/15/30	1,443
400	6.625%, 02/15/27	634
4,000	7.500%, 11/15/16	5,211
1,881	7.875%, 02/15/21	2,902
864	8.125%, 05/15/21	1,359
2,125	8.500%, 02/15/20	3,286
1,500	8.750%, 05/15/20	2,366
6,675	8.750%, 08/15/20	10,617
21,585	8.875%, 08/15/17	30,644
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	451
799	3.625%, 04/15/28 (m)	1,771
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,105
1,000	1.125%, 01/15/21	1,217
630	1.375%, 07/15/18	773
1,000	2.000%, 01/15/14	1,299
	U.S. Treasury Notes,
11,445	1.375%, 11/30/18	11,766
2,150	1.500%, 08/31/18	2,229
31,000	1.750%, 10/31/18 (m)	32,601
12,245	2.125%, 12/31/15	12,966
21,200	2.625%, 12/31/14	22,451
1,000	2.625%, 02/29/16	1,078
4,575	2.625%, 04/30/16	4,944
9,300	2.625%, 01/31/18	10,241
700	2.625%, 08/15/20	775
19,485	2.750%, 05/31/17	21,456
7,500	2.750%, 12/31/17	8,303
8,000	3.125%, 10/31/16	8,874
6,015	3.125%, 04/30/17	6,722
10,933	3.125%, 05/15/19	12,510
14,950	3.250%, 12/31/16	16,711
12,300	3.250%, 03/31/17	13,803
5,000	4.000%, 11/15/12	5,087
10,000	4.000%, 02/15/15	10,978
3,725	4.500%, 11/15/15	4,241
10,000	4.750%, 08/15/17	12,065
	U.S. Treasury STRIPS,
14,400	02/15/14 (m)	14,336
7,265	08/15/14 (m)	7,217
23,253	11/15/14 (m)	23,066
16,930	02/15/15 (m)	16,753
20,680	02/15/15	20,465
3,626	05/15/15	3,584
3,253	08/15/15	3,209
28,397	11/15/15	27,956
5,445	11/15/15	5,380
51,751	02/15/16	50,779
13,325	05/15/16	13,023
1,000	05/15/16	978
5,181	08/15/16	5,048
15,857	11/15/16	15,392
20,229	02/15/17	19,575
21,411	08/15/17	20,582
19,389	11/15/17	18,563
2,000	02/15/18	1,907
3,400	05/15/18	3,230
16,241	08/15/18	15,351
6,982	02/15/19	6,521
9,595	05/15/19	8,900
22,210	08/15/19	20,465
1,250	02/15/20	1,133
66,702	05/15/20 (m)	60,009
250	05/15/20	226
36,775	08/15/20 (m)	32,857
1,000	11/15/20	886
9,400	05/15/21	8,188
3,750	08/15/21	3,241
4,925	11/15/21	4,221
1,278	02/15/22	1,086
5,487	02/15/23	4,494
1,500	05/15/23	1,218
200	05/15/24	157
600	08/15/24	466
1,400	11/15/24	1,076
1,000	02/15/26	733
1,500	05/15/26	1,091
3,400	08/15/26	2,451
28,150	11/15/26	20,119
28,150	02/15/27	19,949
3,550	05/15/27	2,494
5,000	08/15/27	3,482
800	11/15/27	553
7,050	02/15/28	4,830
1,600	05/15/28	1,087
3,000	08/15/28	2,022

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
2,500	11/15/28	1,671
925	02/15/29	613
1,600	08/15/29	1,044
1,650	11/15/29	1,067
21,300	02/15/30	13,661
2,000	05/15/30	1,272
8,200	08/15/30	5,173
7,425	11/15/30	4,645
600	02/15/31	372
1,550	05/15/31	951
1,500	08/15/31	912
3,000	11/15/31	1,808
350	02/15/32	209
1,000	05/15/32	591
350	08/15/32	205
6,140	11/15/32	3,569
10,150	05/15/33	5,790
3,050	08/15/33	1,725
3,500	11/15/33	1,961
4,000	02/15/34	2,219
2,800	05/15/34	1,539
1,650	08/15/34	898
2,350	02/15/35	1,256
100	08/15/35	53

	Total U.S. Treasury Obligations (Cost $753,413)	853,834

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
86,845	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $86,845)	86,845

	Total Investments — 99.8% (Cost $3,298,584)	3,573,926
	Other Assets in Excess of Liabilities — 0.2%	7,288

	NET ASSETS — 100.0%	$3,581,214

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2012.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $28,376,000 which amounts to 0.8% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency exchange contracts.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$307,048
Aggregate gross unrealized depreciation	(31,706)

Net unrealized appreciation/depreciation	$275,342

Federal income tax cost of investments	$3,298,584

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$113,906	$27,738	$141,644
Collateralized Mortgage Obligations
Agency CMO	—	770,515	29,211	799,726
Non-Agency CMO	—	386,067	25,226	411,293

Total Collateralized Mortgage Obligations	—	1,156,582	54,437	1,211,019

Commercial Mortgage-Backed Securities	—	65,420	18,585	84,005
Corporate Bonds
Consumer Discretionary	—	49,773	—	49,773
Consumer Staples	—	36,359	—	36,359
Energy	—	38,578	—	38,578
Financials	—	361,853	—	361,853
Health Care	—	13,456	—	13,456
Industrials	—	31,334	2,633	33,967
Information Technology	—	32,708	—	32,708
Materials	—	20,647	—	20,647
Telecommunication Services	—	44,200	—	44,200
Utilities	—	70,450	—	70,450

Total Corporate Bonds	—	699,358	2,633	701,991

Foreign Government Securities	—	43,073	—	43,073
Mortgage Pass-Through Securities	—	391,098	—	391,098
Municipal Bonds	—	6,451	—	6,451
Supranational	—	5,174	—	5,174
U.S. Government Agency Securities	—	48,792	—	48,792
U.S. Treasury Obligations	—	853,834	—	853,834
Short-Term Investment
Investment Company	86,845	—	—	86,845

Total Investments in Securities	$86,845	$3,383,688	$103,393	$3,573,926

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of 2/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/12
Investments in Securities
Asset-Backed Securities	$9,683	$—	$62	$1	$11,424	$(4,128)	$10,696	$—	$27,738
Collateralized Mortgage Obligations
Agency CMO	—	—	(116)	(4)	18,156	(127)	11,302	—	29,211
Non-Agency CMO	13,819	—	155	5	4,032	(2,883)	10,098	—	25,226
Commercial Mortgage-Backed Securities	—	—	(42)	2	9,522	(1,271)	10,374	—	18,585
Corporate Bonds - Industrials	—	—	(8)	(1)	—	(70)	2,712	—	2,633

Total	$23,502	$—	$51	$3	$43,134	$(8,479)	$45,182	$—	$103,393

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, or out of Level 3, are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or an increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $51,000.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.0%
Consumer Discretionary — 11.0%
		Auto Components — 0.3%
3		BorgWarner, Inc. (a)	187
6		Goodyear Tire & Rubber Co. (The) (a)	61
16		Johnson Controls, Inc.	489

			737

		Automobiles — 0.4%
91		Ford Motor Co.	957
5		Harley-Davidson, Inc.	263

			1,220

		Distributors — 0.1%
4		Genuine Parts Co.	234

		Diversified Consumer Services — 0.1%
3		Apollo Group, Inc., Class A (a)	85
1		DeVry, Inc.	39
7		H&R Block, Inc.	107

			231

		Hotels, Restaurants & Leisure — 2.0%
11		Carnival Corp.	347
1		Chipotle Mexican Grill, Inc. (a)	308
3		Darden Restaurants, Inc.	158
7		International Game Technology	102
6		Marriott International, Inc., Class A	247
24		McDonald’s Corp.	2,171
18		Starbucks Corp.	987
5		Starwood Hotels & Resorts Worldwide, Inc.	247
3		Wyndham Worldwide Corp.	173
2		Wynn Resorts Ltd.	195
11		Yum! Brands, Inc.	773

			5,708

		Household Durables — 0.2%
7		D.R. Horton, Inc.	110
2		Harman International Industries, Inc.	66
3		Leggett & Platt, Inc.	69
4		Lennar Corp., Class A	106
7		Newell Rubbermaid, Inc.	127
8		PulteGroup, Inc. (a)	75
2		Whirlpool Corp.	113

			666

		Internet & Catalog Retail — 1.0%
9		Amazon.com, Inc. (a)	1,849
2		Expedia, Inc.	104
1		NetFlix, Inc. (a)	84
1		priceline.com, Inc. (a)	743
2		TripAdvisor, Inc. (a)	97

			2,877

		Leisure Equipment & Products — 0.1%
3		Hasbro, Inc.	98
8		Mattel, Inc.	252

			350

		Media — 3.2%
5		Cablevision Systems Corp., Class A	59
15		CBS Corp. (Non-Voting), Class B	494
64		Comcast Corp., Class A	1,860
16		DIRECTV, Class A (a)	717
6		Discovery Communications, Inc., Class A (a)	309
6		Gannett Co., Inc.	74
11		Interpublic Group of Cos., Inc. (The)	111
7		McGraw-Hill Cos., Inc. (The)	288
51		News Corp., Class A	986
7		Omnicom Group, Inc.	310
2		Scripps Networks Interactive, Inc., Class A	125
7		Time Warner Cable, Inc.	565
23		Time Warner, Inc.	797
13		Viacom, Inc., Class B	615
43		Walt Disney Co. (The)	1,955
–	(h)	Washington Post Co. (The), Class B	40

			9,305

		Multiline Retail — 0.8%
2		Big Lots, Inc. (a)	57
3		Dollar Tree, Inc. (a)	293
3		Family Dollar Stores, Inc.	190
3		J.C. Penney Co., Inc.	91
6		Kohl’s Corp.	277
10		Macy’s, Inc.	376
4		Nordstrom, Inc.	181
1		Sears Holdings Corp. (a)	45
16		Target Corp.	928

			2,438

		Specialty Retail — 2.1%
2		Abercrombie & Fitch Co., Class A	68
1		AutoNation, Inc. (a)	39
1		AutoZone, Inc. (a)	248
6		Bed Bath & Beyond, Inc. (a)	408
7		Best Buy Co., Inc.	127
5		CarMax, Inc. (a)	152

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Specialty Retail — Continued
3	GameStop Corp., Class A	62
8	Gap, Inc. (The)	210
37	Home Depot, Inc. (The)	1,815
6	Limited Brands, Inc.	260
30	Lowe’s Cos., Inc.	791
3	O’Reilly Automotive, Inc. (a)	291
5	Ross Stores, Inc.	345
17	Staples, Inc.	218
3	Tiffany & Co.	168
18	TJX Cos., Inc.	764
3	Urban Outfitters, Inc. (a)	74

		6,040

	Textiles, Apparel & Luxury Goods — 0.7%
7	Coach, Inc.	463
1	Fossil, Inc. (a)	91
9	NIKE, Inc., Class B	948
2	Ralph Lauren Corp.	229
2	V.F. Corp.	294

		2,025

	Total Consumer Discretionary	31,831

Consumer Staples — 11.2%
	Beverages — 2.6%
4	Beam, Inc.	226
2	Brown-Forman Corp., Class B	207
54	Coca-Cola Co. (The)	4,035
7	Coca-Cola Enterprises, Inc.	196
4	Constellation Brands, Inc., Class A (a)	79
5	Dr. Pepper Snapple Group, Inc.	209
4	Molson Coors Brewing Co., Class B	144
37	PepsiCo, Inc.	2,542

		7,638

	Food & Staples Retailing — 2.4%
10	Costco Wholesale Corp.	896
31	CVS Caremark Corp.	1,396
14	Kroger Co. (The)	302
6	Safeway, Inc.	122
14	Sysco Corp.	389
21	Walgreen Co.	636
42	Wal-Mart Stores, Inc.	2,743
4	Whole Foods Market, Inc.	343

		6,827

	Food Products — 1.9%
16	Archer-Daniels-Midland Co.	503
4	Campbell Soup Co.	135
10	ConAgra Foods, Inc.	247
4	Dean Foods Co. (a)	69
15	General Mills, Inc.	589
8	H.J. Heinz Co.	405
4	Hershey Co. (The)	245
3	Hormel Foods Corp.	98
3	JM Smucker Co. (The)	207
6	Kellogg Co.	287
42	Kraft Foods, Inc., Class A	1,614
3	McCormick & Co., Inc. (Non-Voting)	179
5	Mead Johnson Nutrition Co.	392
14	Sara Lee Corp.	295
7	Tyson Foods, Inc., Class A	135

		5,400

	Household Products — 2.1%
3	Clorox Co. (The)	213
11	Colgate-Palmolive Co.	1,125
9	Kimberly-Clark Corp.	745
66	Procter & Gamble Co. (The)	4,093

		6,176

	Personal Products — 0.2%
10	Avon Products, Inc.	170
5	Estee Lauder Cos., Inc. (The), Class A	291

		461

	Tobacco — 2.0%
49	Altria Group, Inc.	1,571
3	Lorillard, Inc.	389
41	Philip Morris International, Inc.	3,472
8	Reynolds American, Inc.	334

		5,766

	Total Consumer Staples	32,268

Energy — 10.4%
	Energy Equipment & Services — 1.7%
10	Baker Hughes, Inc.	436
6	Cameron International Corp. (a)	268
2	Diamond Offshore Drilling, Inc.	96
6	FMC Technologies, Inc. (a)	230
22	Halliburton Co.	662
3	Helmerich & Payne, Inc.	116
7	Nabors Industries Ltd., (Bermuda) (a)	93
10	National Oilwell Varco, Inc.	676
6	Noble Corp., (Switzerland) (a)	188
3	Rowan Cos. plc (a)	88

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
32	Schlumberger Ltd.	2,013

		4,866

	Oil, Gas & Consumable Fuels — 8.7%
5	Alpha Natural Resources, Inc. (a)	55
12	Anadarko Petroleum Corp.	725
9	Apache Corp.	746
5	Cabot Oil & Gas Corp.	163
16	Chesapeake Energy Corp.	267
47	Chevron Corp.	4,637
31	ConocoPhillips	1,592
5	CONSOL Energy, Inc.	152
9	Denbury Resources, Inc. (a)	141
10	Devon Energy Corp.	574
6	EOG Resources, Inc.	638
4	EQT Corp.	165
112	Exxon Mobil Corp.	8,842
7	Hess Corp.	316
11	Kinder Morgan, Inc.	361
17	Marathon Oil Corp.	418
8	Marathon Petroleum Corp.	299
5	Murphy Oil Corp.	216
3	Newfield Exploration Co. (a)	95
4	Noble Energy, Inc.	357
19	Occidental Petroleum Corp.	1,534
6	Peabody Energy Corp.	152
15	Phillips 66 (a)	458
3	Pioneer Natural Resources Co.	284
4	QEP Resources, Inc.	112
4	Range Resources Corp.	216
8	Southwestern Energy Co. (a)	233
16	Spectra Energy Corp.	446
3	Sunoco, Inc.	118
3	Tesoro Corp. (a)	73
13	Valero Energy Corp.	279
15	Williams Cos., Inc. (The)	456
5	WPX Energy, Inc. (a)	70

		25,190

	Total Energy	30,056

Financials — 14.0%
	Capital Markets — 1.8%
5	Ameriprise Financial, Inc.	254
29	Bank of New York Mellon Corp. (The)	585
3	BlackRock, Inc.	521
26	Charles Schwab Corp. (The)	321
6	E*TRADE Financial Corp. (a)	51
2	Federated Investors, Inc., Class B	44
3	Franklin Resources, Inc.	363
12	Goldman Sachs Group, Inc. (The)	1,130
11	Invesco Ltd.	232
3	Legg Mason, Inc.	76
36	Morgan Stanley	486
6	Northern Trust Corp.	248
12	State Street Corp.	480
6	T. Rowe Price Group, Inc.	348

		5,139

	Commercial Banks — 2.9%
17	BB&T Corp.	503
5	Comerica, Inc.	143
22	Fifth Third Bancorp	293
6	First Horizon National Corp.	52
21	Huntington Bancshares, Inc.	135
23	KeyCorp	171
3	M&T Bank Corp.	245
13	PNC Financial Services Group, Inc.	773
34	Regions Financial Corp.	212
13	SunTrust Banks, Inc.	291
46	U.S. Bancorp	1,418
126	Wells Fargo & Co.	4,032
4	Zions Bancorp	84

		8,352

	Consumer Finance — 0.9%
24	American Express Co.	1,352
13	Capital One Financial Corp.	678
13	Discover Financial Services	418
12	SLM Corp.	170

		2,618

	Diversified Financial Services — 2.7%
256	Bank of America Corp.	1,882
70	Citigroup, Inc.	1,852
2	CME Group, Inc.	408
2	IntercontinentalExchange, Inc. (a)	212
91	JPMorgan Chase & Co. (q)	3,019
5	Leucadia National Corp.	96
5	Moody’s Corp.	171
3	NASDAQ OMX Group, Inc. (The) (a)	65
6	NYSE Euronext	150

		7,855

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — 3.5%
8	ACE Ltd., (Switzerland)	582
11	Aflac, Inc.	447
12	Allstate Corp. (The)	403
15	American International Group, Inc. (a)	446
8	Aon plc, (United Kingdom)	361
2	Assurant, Inc.	70
42	Berkshire Hathaway, Inc., Class B (a)	3,329
6	Chubb Corp. (The)	466
4	Cincinnati Financial Corp.	140
12	Genworth Financial, Inc., Class A (a)	61
11	Hartford Financial Services Group, Inc.	177
7	Lincoln National Corp.	144
7	Loews Corp.	283
13	Marsh & McLennan Cos., Inc.	414
25	MetLife, Inc.	739
7	Principal Financial Group, Inc.	177
15	Progressive Corp. (The)	317
11	Prudential Financial, Inc.	521
2	Torchmark Corp.	111
9	Travelers Cos., Inc. (The)	586
7	Unum Group	138
8	XL Group plc, (Ireland)	154

		10,066

	Real Estate Investment Trusts (REITs) — 2.1%
9	American Tower Corp.	609
3	Apartment Investment & Management Co., Class A	78
2	AvalonBay Communities, Inc.	317
4	Boston Properties, Inc.	364
7	Equity Residential	438
10	HCP, Inc.	399
5	Health Care REIT, Inc.	278
17	Host Hotels & Resorts, Inc.	258
10	Kimco Realty Corp.	174
4	Plum Creek Timber Co., Inc.	141
11	Prologis, Inc.	350
3	Public Storage	453
7	Simon Property Group, Inc.	1,078
7	Ventas, Inc.	405
4	Vornado Realty Trust	362
13	Weyerhaeuser Co.	255

		5,959

	Real Estate Management & Development — 0.0% (g)
8	CBRE Group, Inc., Class A (a)	129

	Thrifts & Mortgage Finance — 0.1%
13	Hudson City Bancorp, Inc.	78
9	People’s United Financial, Inc.	100

		178

	Total Financials	40,296

Health Care — 11.6%
	Biotechnology — 1.4%
4	Alexion Pharmaceuticals, Inc. (a)	402
19	Amgen, Inc.	1,313
6	Biogen Idec, Inc. (a)	745
10	Celgene Corp. (a)	715
18	Gilead Sciences, Inc. (a)	902

		4,077

	Health Care Equipment & Supplies — 1.8%
13	Baxter International, Inc.	677
5	Becton, Dickinson & Co.	367
35	Boston Scientific Corp. (a)	199
2	C.R. Bard, Inc.	195
5	CareFusion Corp. (a)	130
12	Covidien plc, (Ireland)	597
3	DENTSPLY International, Inc.	125
3	Edwards Lifesciences Corp. (a)	234
1	Intuitive Surgical, Inc. (a)	491
25	Medtronic, Inc.	914
8	St. Jude Medical, Inc.	294
8	Stryker Corp.	397
3	Varian Medical Systems, Inc. (a)	158
4	Zimmer Holdings, Inc.	258

		5,036

	Health Care Providers & Services — 2.0%
8	Aetna, Inc.	342
6	AmerisourceBergen Corp.	228
8	Cardinal Health, Inc.	341
7	Cigna Corp.	300
3	Coventry Health Care, Inc.	102
2	DaVita, Inc. (a)	182
19	Express Scripts Holding Co. (a)	995
4	Humana, Inc.	299
2	Laboratory Corp. of America Holdings (a)	193
6	McKesson Corp.	512
2	Patterson Cos., Inc.	70
4	Quest Diagnostics, Inc.	215
10	Tenet Healthcare Corp. (a)	46
25	UnitedHealth Group, Inc.	1,390

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
8	WellPoint, Inc.	538

		5,753

	Health Care Technology — 0.1%
3	Cerner Corp. (a)	271

	Life Sciences Tools & Services — 0.4%
8	Agilent Technologies, Inc.	337
4	Life Technologies Corp. (a)	174
3	PerkinElmer, Inc.	72
9	Thermo Fisher Scientific, Inc.	441
2	Waters Corp. (a)	169
		1,193
	Pharmaceuticals — 5.9%
38	Abbott Laboratories	2,318
7	Allergan, Inc.	655
40	Bristol-Myers Squibb Co.	1,343
24	Eli Lilly & Co.	998
6	Forest Laboratories, Inc. (a)	222
4	Hospira, Inc. (a)	123
65	Johnson & Johnson	4,089
73	Merck & Co., Inc.	2,729
10	Mylan, Inc. (a)	221
2	Perrigo Co.	231
180	Pfizer, Inc.	3,933
3	Watson Pharmaceuticals, Inc. (a)	216

		17,078

	Total Health Care	33,408

Industrials — 10.3%
	Aerospace & Defense — 2.5%
18	Boeing Co. (The)	1,238
9	General Dynamics Corp.	545
3	Goodrich Corp.	377
18	Honeywell International, Inc.	1,030
2	L-3 Communications Holdings, Inc.	161
6	Lockheed Martin Corp.	527
6	Northrop Grumman Corp.	354
3	Precision Castparts Corp.	575
8	Raytheon Co.	408
4	Rockwell Collins, Inc.	179
7	Textron, Inc.	158
22	United Technologies Corp.	1,609

		7,161

	Air Freight & Logistics — 1.0%
4	C.H. Robinson Worldwide, Inc.	227
5	Expeditors International of Washington, Inc.	194
8	FedEx Corp.	669
23	United Parcel Service, Inc., Class B	1,714

		2,804

	Airlines — 0.1%
18	Southwest Airlines Co.	167

	Building Products — 0.0% (g)
9	Masco Corp.	108

	Commercial Services & Supplies — 0.4%
3	Avery Dennison Corp.	74
3	Cintas Corp.	97
4	Iron Mountain, Inc.	116
5	Pitney Bowes, Inc.	65
4	R.R. Donnelley & Sons Co.	46
8	Republic Services, Inc.	198
2	Stericycle, Inc. (a)	176
11	Waste Management, Inc.	357

		1,129

	Construction & Engineering — 0.1%
4	Fluor Corp.	189
3	Jacobs Engineering Group, Inc. (a)	109
5	Quanta Services, Inc. (a)	114

		412

	Electrical Equipment — 0.6%
4	Cooper Industries plc	267
18	Emerson Electric Co.	820
3	Rockwell Automation, Inc.	246
2	Roper Industries, Inc.	234

		1,567

	Industrial Conglomerates — 2.6%
17	3M Co.	1,399
14	Danaher Corp.	709
252	General Electric Co.	4,819
11	Tyco International Ltd., (Switzerland)	585

		7,512

	Machinery — 1.9%
15	Caterpillar, Inc.	1,354
5	Cummins, Inc.	444
10	Deere & Co.	708
4	Dover Corp.	248
8	Eaton Corp.	341
1	Flowserve Corp.	133

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Machinery — Continued
12	Illinois Tool Works, Inc.	648
7	Ingersoll-Rand plc, (Ireland)	293
3	Joy Global, Inc.	141
9	PACCAR, Inc.	320
3	Pall Corp.	153
4	Parker Hannifin Corp.	294
1	Snap-on, Inc.	84
4	Stanley Black & Decker, Inc.	268
4	Xylem, Inc.	112

		5,541

	Professional Services — 0.1%
1	Dun & Bradstreet Corp. (The)	77
3	Equifax, Inc.	129
3	Robert Half International, Inc.	96

		302

	Road & Rail — 0.8%
25	CSX Corp.	524
8	Norfolk Southern Corp.	516
1	Ryder System, Inc.	53
11	Union Pacific Corp.	1,276

		2,369

	Trading Companies & Distributors — 0.2%
7	Fastenal Co.	311
1	W.W. Grainger, Inc.	282

		593

	Total Industrials	29,665

Information Technology — 19.5%
	Communications Equipment — 1.9%
128	Cisco Systems, Inc.	2,098
2	F5 Networks, Inc. (a)	195
3	Harris Corp.	108
5	JDS Uniphase Corp. (a)	56
13	Juniper Networks, Inc. (a)	216
7	Motorola Solutions, Inc.	338
40	QUALCOMM, Inc.	2,313

		5,324

	Computers & Peripherals — 5.6%
22	Apple, Inc. (a)	12,851
36	Dell, Inc. (a)	449
49	EMC Corp. (a)	1,168
47	Hewlett-Packard Co.	1,070
2	Lexmark International, Inc., Class A	42
9	NetApp, Inc. (a)	258
6	SanDisk Corp. (a)	189
6	Western Digital Corp. (a)	175

		16,202

	Electronic Equipment, Instruments & Components — 0.4%
4	Amphenol Corp., Class A	207
36	Corning, Inc.	472
4	FLIR Systems, Inc.	78
4	Jabil Circuit, Inc.	84
3	Molex, Inc.	76
10	TE Connectivity Ltd., (Switzerland)	320

		1,237

	Internet Software & Services — 1.9%
4	Akamai Technologies, Inc. (a)	124
27	eBay, Inc. (a)	1,071
6	Google, Inc., Class A (a)	3,514
4	VeriSign, Inc. (a)	146
29	Yahoo!, Inc. (a)	441

		5,296

	IT Services — 3.8%
15	Accenture plc, (Ireland), Class A	882
12	Automatic Data Processing, Inc.	610
7	Cognizant Technology Solutions Corp., Class A (a)	422
4	Computer Sciences Corp.	99
6	Fidelity National Information Services, Inc.	183
3	Fiserv, Inc. (a)	223
28	International Business Machines Corp.	5,332
3	MasterCard, Inc., Class A	1,030
8	Paychex, Inc.	231
7	SAIC, Inc.	73
4	Teradata Corp. (a)	266
4	Total System Services, Inc.	89
12	Visa, Inc., Class A	1,367
15	Western Union Co. (The)	243

		11,050

	Office Electronics — 0.1%
32	Xerox Corp.	229

	Semiconductors & Semiconductor Equipment — 2.2%
14	Advanced Micro Devices, Inc. (a)	85
8	Altera Corp.	257
7	Analog Devices, Inc.	258
31	Applied Materials, Inc.	318

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
12	Broadcom Corp., Class A (a)	379
1	First Solar, Inc. (a)	18
119	Intel Corp.	3,080
4	KLA-Tencor Corp.	182
5	Linear Technology Corp.	159
14	LSI Corp. (a)	90
5	Microchip Technology, Inc.	142
24	Micron Technology, Inc. (a)	138
2	Novellus Systems, Inc. (a)	70
15	NVIDIA Corp. (a)	181
4	Teradyne, Inc. (a) (c)	64
27	Texas Instruments, Inc.	778
6	Xilinx, Inc.	200

		6,399

	Software — 3.6%
12	Adobe Systems, Inc. (a)	366
5	Autodesk, Inc. (a)	172
4	BMC Software, Inc. (a)	166
9	CA, Inc.	216
4	Citrix Systems, Inc. (a)	323
8	Electronic Arts, Inc. (a)	108
7	Intuit, Inc.	396
178	Microsoft Corp.	5,200
94	Oracle Corp.	2,476
5	Red Hat, Inc. (a)	237
3	Salesforce.com, Inc. (a)	450
17	Symantec Corp. (a)	258

		10,368

	Total Information Technology	56,105

Materials — 3.3%
	Chemicals — 2.3%
5	Air Products & Chemicals, Inc.	397
2	Airgas, Inc.	142
2	CF Industries Holdings, Inc.	267
28	Dow Chemical Co. (The)	879
22	E.I. du Pont de Nemours & Co.	1,073
3	Eastman Chemical Co.	152
7	Ecolab, Inc.	439
3	FMC Corp.	170
2	International Flavors & Fragrances, Inc.	109
13	Monsanto Co.	986
7	Mosaic Co. (The)	339
4	PPG Industries, Inc.	375
7	Praxair, Inc.	756
2	Sherwin-Williams Co. (The)	268
3	Sigma-Aldrich Corp.	200

		6,552

	Construction Materials — 0.0% (g)
3	Vulcan Materials Co.	107

	Containers & Packaging — 0.1%
4	Ball Corp.	149
2	Bemis Co., Inc.	74
4	Owens-Illinois, Inc. (a)	77
5	Sealed Air Corp.	72

		372

	Metals & Mining — 0.7%
25	Alcoa, Inc.	217
3	Allegheny Technologies, Inc.	82
3	Cliffs Natural Resources, Inc.	162
23	Freeport-McMoRan Copper & Gold, Inc.	725
12	Newmont Mining Corp.	557
8	Nucor Corp.	270
2	Titanium Metals Corp.	22
3	United States Steel Corp.	70

		2,105

	Paper & Forest Products — 0.2%
10	International Paper Co.	305
4	MeadWestvaco Corp.	112

		417

	Total Materials	9,553

Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.9%
141	AT&T, Inc.	4,833
15	CenturyLink, Inc.	579
24	Frontier Communications Corp.	89
68	Verizon Communications, Inc.	2,817
14	Windstream Corp.	131

		8,449

	Wireless Telecommunication Services — 0.2%
6	Crown Castle International Corp. (a)	326
7	MetroPCS Communications, Inc. (a)	45
72	Sprint Nextel Corp. (a)	184

		555

	Total Telecommunication Services	9,004

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Utilities — 3.6%
	Electric Utilities — 2.1%
12	American Electric Power Co., Inc.	444
32	Duke Energy Corp.	701
8	Edison International	349
4	Entergy Corp.	272
20	Exelon Corp.	751
10	FirstEnergy Corp.	467
10	NextEra Energy, Inc.	649
7	Northeast Utilities	268
5	Pepco Holdings, Inc.	104
3	Pinnacle West Capital Corp.	129
14	PPL Corp.	378
7	Progress Energy, Inc.	386
21	Southern Co. (The)	949
12	Xcel Energy, Inc.	325

		6,172

	Gas Utilities — 0.1%
3	AGL Resources, Inc.	104
2	ONEOK, Inc.	206

		310

	Independent Power Producers & Energy Traders — 0.1%
15	AES Corp. (The) (a)	186
5	NRG Energy, Inc. (a)	83

		269

	Multi-Utilities — 1.3%
6	Ameren Corp.	187
10	CenterPoint Energy, Inc.	206
6	CMS Energy Corp.	143
7	Consolidated Edison, Inc.	422
14	Dominion Resources, Inc.	708
4	DTE Energy Co.	230
2	Integrys Energy Group, Inc.	101
7	NiSource, Inc.	169
10	PG&E Corp.	430
12	Public Service Enterprise Group, Inc.	376
3	SCANA Corp.	130
6	Sempra Energy	373
5	TECO Energy, Inc.	89
5	Wisconsin Energy Corp.	208

		3,772

	Total Utilities	10,523

	Total Common Stocks (Cost $209,264)	282,709

Investment Company — 0.1%
2	SPDR S&P 500 ETF Trust (Cost $229)	263

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
275	U.S. Treasury Bills, 0.081%, 06/07/12 (k) (n) (Cost $275)	275

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
4,381	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $4,381)	4,381

Investments of Cash Collateral for Securities on Loan —0.0% (g)
	Investment Company — 0.0% (g)
29	JPMorgan Prime Money Market Fund, Capital Shares, 0.180% (b) (l) (Cost $29)	29

	Total Investments — 99.7%
	(Cost $214,178)	287,657
	Other Assets in Excess of Liabilities — 0.3%	725

	NET ASSETS — 100.0%	$288,382

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
71	E-mini S&P 500	06/15/12	$4,648	$(228)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depository Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,327
Aggregate gross unrealized depreciation	(13,848)

Net unrealized appreciation/depreciation	$73,479

Federal income tax cost of investments	$214,178

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$287,382	$275	$–	$287,657
Depreciation in Other Financial Instruments
Futures Contracts	$(228)	$–	$–	$(228)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Bill held as collateral for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 3.0%
	AH Mortgage Advance Trust, (Cayman Islands),
250	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	250
750	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	751
267	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	269
100	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	103
	Ally Auto Receivables Trust,
24	Series 2010-1, Class A3, 1.450%, 05/15/14	24
145	Series 2010-4, Class A3, 0.910%, 11/17/14	146
124	Series 2012-1, Class A3, 0.930%, 02/16/16	124
377	Series 2012-2, Class A3, 0.740%, 04/15/16	377
	American Credit Acceptance Receivables Trust,
79	Series 2012-1, Class A1, 1.960%, 01/15/14 (e)	79
112	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	112
	AmeriCredit Automobile Receivables Trust,
19	Series 2009-1, Class A3, 3.040%, 10/15/13	19
4	Series 2010-1, Class A3, 1.660%, 03/17/14	4
130	Series 2010-3, Class A3, 1.140%, 04/08/15	130
39	Series 2010-4, Class A2, 0.960%, 05/08/14	39
75	Series 2010-4, Class A3, 1.270%, 04/08/15	75
104	Series 2011-3, Class A2, 0.840%, 11/10/14	104
219	Series 2011-5, Class A3, 1.550%, 07/08/16	221
198	Series 2012-1, Class A2, 0.910%, 10/08/15	198
94	Series 2012-1, Class A3, 1.230%, 09/08/16	95
	Bank of America Auto Trust,
109	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	110
25	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	25
100	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	101
32	Series 2010-2, Class A3, 1.310%, 07/15/14	32
125	Series 2010-2, Class A4, 1.940%, 06/15/17	127
66	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.609%, 04/25/36	54
100	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	101
26	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	26
165	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	165
187	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	191
	Chrysler Financial Auto Securitization Trust,
16	Series 2009-A, Class A3, 2.820%, 01/15/16	16
192	Series 2010-A, Class A3, 0.910%, 08/08/13	192
	CNH Equipment Trust,
11	Series 2010-A, Class A3, 1.540%, 07/15/14	11
219	Series 2010-C, Class A3, 1.170%, 05/15/15	220
101	Series 2012-A, Class A2, 0.650%, 07/15/15	101
99	Series 2012-A, Class A3, 0.940%, 05/15/17	99
	CPS Auto Trust,
86	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	88
90	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	90
46	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.569%, 01/25/36	25
204	Discover Card Master Trust, Series 2012- A1, Class A1, 0.810%, 08/15/17	204
	Ford Credit Auto Owner Trust,
8	Series 2009-B, Class A3, 2.790%, 08/15/13	8
200	Series 2009-B, Class A4, 4.500%, 07/15/14	205
176	Series 2012-A, Class A3, 0.840%, 08/15/16	176
271	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	273
200	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	201
93	GE Mortgage Services LLC, Series 1999- HE1, Class M, VAR, 6.705%, 04/25/29	84
143	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A3, 1.160%, 02/15/15	143
	Honda Auto Receivables Owner Trust,
71	Series 2009-2, Class A4, 4.430%, 07/15/15	71
6	Series 2009-3, Class A3, 2.310%, 05/15/13	6
150	Series 2009-3, Class A4, 3.300%, 09/15/15	152
108	Series 2012-1, Class A3, 0.770%, 01/15/16	108
56	Series 2012-1, Class A4, 0.970%, 04/16/18	56
	HSBC Home Equity Loan Trust,
79	Series 2005-2, Class A1, VAR, 0.510%, 01/20/35	74
58	Series 2006-1, Class A1, VAR, 0.400%, 01/20/36	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
66		Series 2007-3, Class APT, VAR, 1.440%, 11/20/36	62
		Huntington Auto Trust,
234		Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	234
150		Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	151
100		Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	101
116		Series 2012-1, Class A3, 0.810%, 09/15/16	116
		Hyundai Auto Receivables Trust,
105		Series 2010-B, Class A3, 0.970%, 04/15/15	105
104		Series 2012-A, Class A3, 0.720%, 03/15/16	104
91		LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	91
54		Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	55
325		MMCA Automobile Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	330
		Nissan Auto Receivables Owner Trust,
100		Series 2010-A, Class A3, 0.870%, 07/15/14	101
75		Series 2010-A, Class A4, 1.310%, 09/15/16	75
91		Series 2012-A, Class A3, 0.730%, 05/16/16	91
117		Series 2012-A, Class A4, 1.000%, 07/16/18	117
233		Park Place Securities, Inc., Series 2004- MCW1, Class M1, VAR, 0.864%, 10/25/34	221
150		Residential Asset Mortgage Products, Inc., Series 2006-RZ1, Class A3, VAR, 0.539%, 03/25/36	129
190		Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	190
		Santander Drive Auto Receivables Trust,
110		Series 2010-3, Class A3, 1.200%, 06/16/14	110
100		Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	102
30		Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	30
157		Series 2012-1, Class A2, 1.250%, 04/15/15	158
71		Series 2012-2, Class A2, 0.910%, 05/15/15	71
53		Series 2012-2, Class A3, 1.220%, 12/15/15	53
176		Toyota Auto Receivables Owner Trust, Series 2010-C, Class A3, 0.770%, 04/15/14	176
321		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.653%, 10/15/15 (e)	321
213		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	213
474		VOLT LLC, Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (f) (i)	474
325		Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	326
135		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	137

		Total Asset-Backed Securities (Cost $11,128)	11,152

Collateralized Mortgage Obligations — 27.7%
		Agency CMO — 22.1%
74		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	83
		Federal Home Loan Mortgage Corp. REMICS,
6		Series 11, Class D, 9.500%, 07/15/19	6
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
3		Series 46, Class B, 7.800%, 09/15/20	4
1		Series 47, Class F, 10.000%, 06/15/20	1
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
3		Series 99, Class Z, 9.500%, 01/15/21	4
17		Series 114, Class H, 6.950%, 01/15/21	19
1		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	2
1		Series 1084, Class F, VAR, 1.200%, 05/15/21	1
1		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	1
10		Series 1144, Class KB, 8.500%, 09/15/21	12
–	(h)	Series 1172, Class L, HB, VAR,
		1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	2
11		Series 1206, Class IA, 7.000%, 03/15/22	13
8		Series 1250, Class J, 7.000%, 05/15/22	9
25		Series 1343, Class LA, 8.000%, 08/15/22	30
109		Series 1466, Class PZ, 7.500%, 02/15/23	125
1		Series 1470, Class F, VAR, 2.163%, 02/15/23	1
40		Series 1491, Class I, 7.500%, 04/15/23	46
40		Series 1518, Class G, IF, 8.809%, 05/15/23	46
36		Series 1541, Class O, VAR, 1.250%, 07/15/23	36

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3	Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	5
132	Series 1608, Class L, 6.500%, 09/15/23	148
80	Series 1609, Class LG, IF, 16.792%, 11/15/23	93
4	Series 1671, Class L, 7.000%, 02/15/24	5
21	Series 1700, Class GA, PO, 02/15/24	20
213	Series 1706, Class K, 7.000%, 03/15/24	246
686	Series 1720, Class PL, 7.500%, 04/15/24	800
19	Series 1745, Class D, 7.500%, 08/15/24	22
44	Series 1798, Class F, 5.000%, 05/15/23	48
2	Series 1807, Class G, 9.000%, 10/15/20	2
196	Series 1927, Class PH, 7.500%, 01/15/27	230
92	Series 1981, Class Z, 6.000%, 05/15/27	101
27	Series 1987, Class PE, 7.500%, 09/15/27	32
5	Series 2025, Class PE, 6.300%, 01/15/13	5
13	Series 2033, Class SN, HB, IF, 26.208%, 03/15/24	9
36	Series 2038, Class PN, IO, 7.000%, 03/15/28	6
173	Series 2040, Class PE, 7.500%, 03/15/28	203
46	Series 2056, Class TD, 6.500%, 05/15/18	51
218	Series 2063, Class PG, 6.500%, 06/15/28	250
35	Series 2064, Class TE, 7.000%, 06/15/28	41
152	Series 2075, Class PH, 6.500%, 08/15/28	174
147	Series 2075, Class PM, 6.250%, 08/15/28	152
43	Series 2089, Class PJ, IO, 7.000%, 10/15/28	7
8	Series 2102, Class TC, 6.000%, 12/15/13	8
48	Series 2115, Class PE, 6.000%, 01/15/14	50
98	Series 2125, Class JZ, 6.000%, 02/15/29	103
18	Series 2163, Class PC, IO, 7.500%, 06/15/29	4
428	Series 2169, Class TB, 7.000%, 06/15/29	501
119	Series 2172, Class QC, 7.000%, 07/15/29	139
1	Series 2196, Class TL, 7.500%, 11/15/29	1
61	Series 2201, Class C, 8.000%, 11/15/29	72
140	Series 2210, Class Z, 8.000%, 01/15/30	167
53	Series 2224, Class CB, 8.000%, 03/15/30	63
77	Series 2256, Class MC, 7.250%, 09/15/30	90
110	Series 2259, Class ZM, 7.000%, 10/15/30	129
89	Series 2271, Class PC, 7.250%, 12/15/30	104
116	Series 2283, Class K, 6.500%, 12/15/23	130
41	Series 2296, Class PD, 7.000%, 03/15/31	48
23	Series 2306, Class K, PO, 05/15/24	21
56	Series 2306, Class SE, IF, IO, 8.600%, 05/15/24	12
69	Series 2333, Class HC, 6.000%, 07/15/31	69
38	Series 2344, Class QG, 6.000%, 08/15/16	41
937	Series 2344, Class ZD, 6.500%, 08/15/31	1,029
129	Series 2344, Class ZJ, 6.500%, 08/15/31	142
82	Series 2345, Class NE, 6.500%, 08/15/31	85
70	Series 2345, Class PQ, 6.500%, 08/15/16	72
76	Series 2347, Class VP, 6.500%, 03/15/20	76
119	Series 2351, Class PZ, 6.500%, 08/15/31	133
51	Series 2355, Class BP, 6.000%, 09/15/16	54
53	Series 2360, Class PG, 6.000%, 09/15/16	56
46	Series 2366, Class MD, 6.000%, 10/15/16	49
78	Series 2391, Class QR, 5.500%, 12/15/16	83
76	Series 2410, Class NG, 6.500%, 02/15/32	84
112	Series 2410, Class OE, 6.375%, 02/15/32	123
44	Series 2410, Class QX, IF, IO, 8.411%, 02/15/32	12
206	Series 2412, Class SP, IF, 15.623%, 02/15/32	277
48	Series 2423, Class MC, 7.000%, 03/15/32	57
104	Series 2423, Class MT, 7.000%, 03/15/32	116
243	Series 2435, Class CJ, 6.500%, 04/15/32	281
138	Series 2441, Class GF, 6.500%, 04/15/32	159
119	Series 2444, Class ES, IF, IO, 7.711%, 03/15/32	24
136	Series 2450, Class GZ, 7.000%, 05/15/32	160
48	Series 2450, Class SW, IF, IO, 7.761%, 03/15/32	10
223	Series 2455, Class GK, 6.500%, 05/15/32	257
327	Series 2466, Class DH, 6.500%, 06/15/32	363
196	Series 2466, Class PG, 6.500%, 04/15/32	204
155	Series 2474, Class NR, 6.500%, 07/15/32	174
290	Series 2484, Class LZ, 6.500%, 07/15/32	334
437	Series 2500, Class MC, 6.000%, 09/15/32	478
607	Series 2512, Class PG, 5.500%, 10/15/22	674
103	Series 2535, Class BK, 5.500%, 12/15/22	115
210	Series 2537, Class TE, 5.500%, 12/15/17	227
675	Series 2543, Class YX, 6.000%, 12/15/32	760
962	Series 2568, Class KG, 5.500%, 02/15/23	1,056
810	Series 2575, Class ME, 6.000%, 02/15/33	927
85	Series 2586, Class WI, IO, 6.500%, 03/15/33	15
75	Series 2587, Class CO, PO, 03/15/32	74
116	Series 2597, Class AD, 6.500%, 03/15/32	117

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
13	Series 2597, Class DS, IF, IO, 7.311%, 02/15/33	—	(h)
22	Series 2599, Class DS, IF, IO, 6.761%, 02/15/33	1
23	Series 2610, Class DS, IF, IO, 6.861%, 03/15/33	1
289	Series 2617, Class GR, 4.500%, 05/15/18	308
241	Series 2622, Class PE, 4.500%, 05/15/18	257
134	Series 2631, Class LC, 4.500%, 06/15/18	144
159	Series 2640, Class VE, 3.250%, 07/15/22	161
207	Series 2651, Class VZ, 4.500%, 07/15/18	221
69	Series 2657, Class MD, 5.000%, 12/15/20	69
202	Series 2672, Class ME, 5.000%, 11/15/22	215
410	Series 2675, Class CK, 4.000%, 09/15/18	433
79	Series 2682, Class YS, IF, 8.642%, 10/15/33	80
812	Series 2684, Class PO, PO, 01/15/33	802
9	Series 2691, Class WS, IF, 8.642%, 10/15/33	9
178	Series 2695, Class DE, 4.000%, 01/15/17	179
34	Series 2705, Class SC, IF, 8.642%, 11/15/33	35
34	Series 2705, Class SD, IF, 8.693%, 11/15/33	35
251	Series 2744, Class TU, 5.500%, 05/15/32	264
30	Series 2755, Class PA, PO, 02/15/29	30
31	Series 2755, Class SA, IF, 13.722%, 05/15/30	34
498	Series 2777, Class KO, PO, 02/15/33	495
258	Series 2802, Class MB, 5.500%, 11/15/31	262
51	Series 2815, Class YS, IF, 9.561%, 01/15/34	51
763	Series 2907, Class VC, 4.500%, 05/15/34	833
227	Series 2934, Class EC, PO, 02/15/20	219
223	Series 2990, Class SL, HB, IF, 23.618%, 06/15/34	337
500	Series 2999, Class ND, 4.500%, 07/15/20	550
218	Series 3068, Class AO, PO, 01/15/35	214
294	Series 3117, Class EO, PO, 02/15/36	283
35	Series 3117, Class OK, PO, 02/15/36	33
468	Series 3122, Class OH, PO, 03/15/36	435
410	Series 3137, Class XP, 6.000%, 04/15/36	463
20	Series 3149, Class SO, PO, 05/15/36	19
522	Series 3152, Class MO, PO, 03/15/36	484
233	Series 3171, Class MO, PO, 06/15/36	224
211	Series 3179, Class OA, PO, 07/15/36	204
878	Series 3202, Class HI, IF, IO, 6.411%, 08/15/36	157
207	Series 3232, Class ST, IF, IO, 6.461%, 10/15/36	34
250	Series 3253, Class PO, PO, 12/15/21	237
170	Series 3316, Class JO, PO, 05/15/37	157
488	Series 3481, Class SJ, IF, IO, 5.611%, 08/15/38	71
288	Series 3607, Class AO, PO, 04/15/36	273
204	Series 3607, Class EO, PO, 02/15/33	202
187	Series 3611, Class PO, PO, 07/15/34	178
883	Series 3666, Class VA, 5.500%, 12/15/22	965
880	Series 3680, Class MA, 4.500%, 07/15/39	964
784	Series 3804, Class FN, VAR, 0.689%, 03/15/39	786
1,072	Series 3819, Class ZQ, 6.000%, 04/15/36	1,247
491	Series 3997, Class PF, VAR, 0.689%, 11/15/39	492
101	Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	8
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
53	Series T-41, Class 3A, VAR, 6.957%, 07/25/32	61
44	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	53
434	Series T-54, Class 2A, 6.500%, 02/25/43	484
152	Series T-54, Class 3A, 7.000%, 02/25/43	182
1,157	Series T-56, Class A5, 5.231%, 05/25/43	1,296
40	Series T-58, Class APO, PO, 09/25/43	38
313	Series T-76, Class 2A, VAR, 4.727%, 10/25/37	318
500	Federal National Mortgage Association, Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	566
149	Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	176
	Federal National Mortgage Association REMICS,
2	Series 1988-7, Class Z, 9.250%, 04/25/18	3
11	Series 1989-70, Class G, 8.000%, 10/25/19	12
4	Series 1989-78, Class H, 9.400%, 11/25/19	5
3	Series 1989-83, Class H, 8.500%, 11/25/19	4
3	Series 1989-89, Class H, 9.000%, 11/25/19	4
1	Series 1990-1, Class D, 8.800%, 01/25/20	1

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2		Series 1990-7, Class B, 8.500%, 01/25/20	2
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
2		Series 1990-63, Class H, 9.500%, 06/25/20	2
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
13		Series 1990-102, Class J, 6.500%, 08/25/20	14
4		Series 1990-120, Class H, 9.000%, 10/25/20	5
1		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	2
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
5		Series 1991-42, Class S, IF, 17.238%, 05/25/21	7
75		Series 1992-107, Class SB, HB, IF, 29.329%, 06/25/22	136
6		Series 1992-143, Class MA, 5.500%, 09/25/22	6
40		Series 1993-25, Class J, 7.500%, 03/25/23	47
236		Series 1993-37, Class PX, 7.000%, 03/25/23	269
84		Series 1993-54, Class Z, 7.000%, 04/25/23	96
18		Series 1993-62, Class SA, IF, 17.820%, 04/25/23	27
22		Series 1993-122, Class M, 6.500%, 07/25/23	25
9		Series 1993-165, Class SD, IF, 12.389%, 09/25/23	11
37		Series 1993-178, Class PK, 6.500%, 09/25/23	41
673		Series 1993-183, Class KA, 6.500%, 10/25/23	756
276		Series 1993-189, Class PL, 6.500%, 10/25/23	310
14		Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	17
59		Series 1993-247, Class SA, HB, IF, 25.860%, 12/25/23	96
97		Series 1993-250, Class Z, 7.000%, 12/25/23	102
60		Series 1993-257, Class C, PO, 06/25/23	59
4		Series 1994-9, Class E, PO, 11/25/23	3
155		Series 1996-14, Class SE, IF, IO, 8.750%, 08/25/23	33
7		Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	7
19		Series 1996-59, Class J, 6.500%, 08/25/22	21
15		Series 1996-59, Class K, 6.500%, 07/25/23	15
80		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	4
79		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	4
42		Series 1997-27, Class J, 7.500%, 04/18/27	47
39		Series 1997-29, Class J, 7.500%, 04/20/27	45
83		Series 1997-39, Class PD, 7.500%, 05/20/27	97
32		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	5
3		Series 1998-4, Class C, PO, 04/25/23	3
45		Series 1998-36, Class ZB, 6.000%, 07/18/28	50
354		Series 1998-43, Class EA, PO, 04/25/23	325
194		Series 2000-2, Class ZE, 7.500%, 02/25/30	228
69		Series 2001-4, Class PC, 7.000%, 03/25/21	75
25		Series 2001-5, Class OW, 6.000%, 03/25/16	25
180		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	37
169		Series 2001-36, Class DE, 7.000%, 08/25/31	199
45		Series 2001-44, Class PD, 7.000%, 09/25/31	53
291		Series 2001-48, Class Z, 6.500%, 09/25/21	327
45		Series 2001-49, Class Z, 6.500%, 09/25/31	52
98		Series 2001-71, Class MB, 6.000%, 12/25/16	105
129		Series 2001-71, Class QE, 6.000%, 12/25/16	137
714		Series 2001-74, Class MB, 6.000%, 12/25/16	764
33		Series 2001-81, Class LO, PO, 01/25/32	32
94		Series 2002-1, Class HC, 6.500%, 02/25/22	101
37		Series 2002-1, Class SA, HB, IF, 24.412%, 02/25/32	64
59		Series 2002-2, Class UC, 6.000%, 02/25/17	64
121		Series 2002-3, Class OG, 6.000%, 02/25/17	129
119		Series 2002-21, Class PE, 6.500%, 04/25/32	133
218		Series 2002-24, Class AJ, 6.000%, 04/25/17	236

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
115	Series 2002-28, Class PK, 6.500%, 05/25/32	133
149	Series 2002-37, Class Z, 6.500%, 06/25/32	164
442	Series 2002-84, Class VB, 5.500%, 04/25/15	454
7	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
311	Series 2002-94, Class BK, 5.500%, 01/25/18	334
202	Series 2003-22, Class UD, 4.000%, 04/25/33	223
162	Series 2003-34, Class GB, 6.000%, 03/25/33	189
304	Series 2003-34, Class GE, 6.000%, 05/25/33	376
28	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	4
405	Series 2003-47, Class PE, 5.750%, 06/25/33	465
68	Series 2003-52, Class SX, HB, IF, 22.234%, 10/25/31	115
74	Series 2003-64, Class SX, IF, 13.153%, 07/25/33	87
286	Series 2003-71, Class DS, IF, 7.148%, 08/25/33	300
148	Series 2003-73, Class GA, 3.500%, 05/25/31	150
261	Series 2003-80, Class SY, IF, IO, 7.411%, 06/25/23	30
284	Series 2003-83, Class PG, 5.000%, 06/25/23	308
49	Series 2003-91, Class SD, IF, 12.102%, 09/25/33	57
360	Series 2003-116, Class SB, IF, IO, 7.361%, 11/25/33	70
35	Series 2003-128, Class KE, 4.500%, 01/25/14	36
500	Series 2003-128, Class NG, 4.000%, 01/25/19	531
84	Series 2003-130, Class SX, IF, 11.162%, 01/25/34	98
19	Series 2004-14, Class SD, IF, 8.717%, 03/25/34	20
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,067
17	Series 2004-21, Class CO, PO, 04/25/34	16
405	Series 2004-25, Class PC, 5.500%, 01/25/34	449
256	Series 2004-25, Class SA, IF, 18.868%, 04/25/34	384
263	Series 2004-36, Class PC, 5.500%, 02/25/34	292
206	Series 2004-36, Class SA, IF, 18.868%, 05/25/34	309
158	Series 2004-46, Class SK, IF, 15.843%, 05/25/34	212
772	Series 2004-50, Class VZ, 5.500%, 07/25/34	915
12	Series 2004-61, Class CO, PO, 10/25/31	12
121	Series 2004-61, Class SH, HB, IF, 23.033%, 11/25/32	206
136	Series 2004-74, Class SW, IF, 15.021%, 11/25/31	186
240	Series 2004-76, Class CL, 4.000%, 10/25/19	253
1,750	Series 2004-86, Class AE, 4.500%, 02/25/32	1,797
34	Series 2005-40, Class YA, 5.000%, 09/25/20	35
197	Series 2005-45, Class DC, HB, IF, 23.435%, 06/25/35	319
97	Series 2005-52, Class PA, 6.500%, 06/25/35	105
184	Series 2005-56, Class S, IF, IO, 6.471%, 07/25/35	32
333	Series 2005-56, Class TP, IF, 17.434%, 08/25/33	492
1,043	Series 2005-68, Class PG, 5.500%, 08/25/35	1,179
400	Series 2005-73, Class PS, IF, 16.103%, 08/25/35	548
186	Series 2005-74, Class CS, IF, 19.363%, 05/25/35	276
368	Series 2005-106, Class US, HB, IF, 23.691%, 11/25/35	598
1,000	Series 2005-121, Class DX, 5.500%, 01/25/26	1,141
460	Series 2006-27, Class OH, PO, 04/25/36	431
317	Series 2006-43, Class VB, 6.500%, 10/25/17	321
179	Series 2006-44, Class P, PO, 12/25/33	173
858	Series 2006-56, Class FC, VAR, 0.529%, 07/25/36	858
369	Series 2006-59, Class QO, PO, 01/25/33	363
169	Series 2006-65, Class QO, PO, 07/25/36	162
240	Series 2006-72, Class GO, PO, 08/25/36	229

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
431	Series 2006-77, Class PC, 6.500%, 08/25/36	494
197	Series 2006-79, Class DO, PO, 08/25/36	189
404	Series 2006-110, Class PO, PO, 11/25/36	388
954	Series 2006-124, Class HB, VAR, 5.966%, 11/25/36	1,046
338	Series 2007-14, Class ES, IF, IO, 6.201%, 03/25/37	50
206	Series 2007-79, Class SB, HB, IF, 23.141%, 08/25/37	311
500	Series 2007-81, Class GE, 6.000%, 08/25/37	600
537	Series 2007-84, Class PD, 6.000%, 08/25/32	542
391	Series 2007-88, Class VI, IF, IO, 6.301%, 09/25/37	63
1,000	Series 2007-91, Class ES, IF, IO, 6.221%, 10/25/37	172
245	Series 2007-106, Class A7, VAR, 5.953%, 10/25/37	272
218	Series 2007-116, Class HI, IO, VAR, 5.837%, 01/25/38	11
170	Series 2008-10, Class XI, IF, IO, 5.991%, 03/25/38	26
200	Series 2008-16, Class IS, IF, IO, 5.961%, 03/25/38	30
224	Series 2008-28, Class QS, IF, 19.984%, 04/25/38	337
224	Series 2008-46, Class HI, IO, VAR, 6.576%, 06/25/38	12
54	Series 2008-66, Class GD, 6.000%, 06/25/30	55
258	Series 2009-69, Class PO, PO, 09/25/39	249
758	Series 2009-71, Class BC, 4.500%, 09/25/24	890
389	Series 2009-103, Class MB, VAR, 4.027%, 12/25/39	416
769	Series 2010-71, Class HJ, 5.500%, 07/25/40	849
1,265	Series 2010-133, Class A, 5.500%, 05/25/38	1,359
886	Series 2011-118, Class MT, 7.000%, 11/25/41	1,091
876	Series 2011-118, Class NT, 7.000%, 11/25/41	1,026
976	Series 2011-149, Class EF, VAR, 0.739%, 07/25/41	977
495	Series 2012-47, Class HF, VAR, 0.639%, 05/25/27	496
4	Series G-14, Class L, 8.500%, 06/25/21	4
18	Series G-18, Class Z, 8.750%, 06/25/21	21
4	Series G-22, Class G, 6.000%, 12/25/16	4
14	Series G-35, Class M, 8.750%, 10/25/21	16
56	Series G92-35, Class E, 7.500%, 07/25/22	63
3	Series G92-42, Class Z, 7.000%, 07/25/22	4
58	Series G92-44, Class ZQ, 8.000%, 07/25/22	66
58	Series G92-54, Class ZQ, 7.500%, 09/25/22	66
13	Series G93-5, Class Z, 6.500%, 02/25/23	15
18	Series G95-1, Class C, 8.800%, 01/25/25	20
	Federal National Mortgage Association STRIPS,
1	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
4	Series 218, Class 2, IO, 7.500%, 04/01/23	1
171	Series 300, Class 1, PO, 09/01/24	160
38	Series 329, Class 1, PO, 01/01/33	37
	Federal National Mortgage Association Whole Loan,
205	Series 2003-W1, Class 1A1, VAR, 6.254%, 12/25/42	236
58	Series 2003-W4, Class 2A, VAR, 6.489%, 10/25/42	65
137	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	158
426	Series 2005-W3, Class 2AF, VAR, 0.459%, 03/25/45	424
108	Series 2007-W7, Class 1A4, HB, IF, 37.747%, 07/25/37	191
	Government National Mortgage Association,
50	Series 1994-3, Class PQ, 7.488%, 07/16/24	60
161	Series 1994-4, Class KQ, 7.988%, 07/16/24	187
304	Series 1994-7, Class PQ, 6.500%, 10/16/24	357
75	Series 1995-3, Class DQ, 8.050%, 06/16/25	88
18	Series 1995-7, Class CQ, 7.500%, 09/16/25	21
141	Series 1996-16, Class E, 7.500%, 08/16/26	162
28	Series 1998-26, Class K, 7.500%, 09/17/25	33
417	Series 1999-10, Class ZC, 6.500%, 04/20/29	488
46	Series 1999-30, Class S, IF, IO, 8.361%, 08/16/29	8
46	Series 1999-41, Class Z, 8.000%, 11/16/29	54
39	Series 1999-44, Class PC, 7.500%, 12/20/29	45
86	Series 2000-6, Class Z, 7.500%, 02/20/30	100
16	Series 2000-9, Class Z, 8.000%, 06/20/30	20

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
362	Series 2000-9, Class ZJ, 8.500%, 02/16/30	440
138	Series 2000-14, Class PD, 7.000%, 02/16/30	163
38	Series 2000-16, Class ZN, 7.500%, 02/16/30	40
213	Series 2000-37, Class B, 8.000%, 12/20/30	250
116	Series 2001-7, Class PK, 6.500%, 03/20/31	124
7	Series 2001-32, Class WA, IF, 19.526%, 07/20/31	12
251	Series 2001-64, Class MQ, 6.500%, 12/20/31	266
43	Series 2002-7, Class PG, 6.500%, 01/20/32	50
61	Series 2002-31, Class S, IF, IO, 8.461%, 01/16/31	17
163	Series 2002-40, Class UK, 6.500%, 06/20/32	192
154	Series 2002-47, Class PG, 6.500%, 07/16/32	182
203	Series 2002-47, Class PY, 6.000%, 07/20/32	233
196	Series 2002-47, Class ZA, 6.500%, 07/20/32	231
16	Series 2002-51, Class SG, HB, IF, 31.461%, 04/20/31	32
92	Series 2002-54, Class GB, 6.500%, 08/20/32	106
50	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	1
73	Series 2003-4, Class NY, 5.500%, 12/20/13	75
33	Series 2003-24, Class PO, PO, 03/16/33	29
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	382
162	Series 2003-52, Class AP, PO, 06/16/33	145
36	Series 2004-28, Class S, IF, 19.006%, 04/16/34	55
51	Series 2004-68, Class PO, PO, 05/20/31	51
127	Series 2004-71, Class SB, HB, IF, 28.287%, 09/20/34	207
67	Series 2004-73, Class AE, IF, 14.363%, 08/17/34	84
636	Series 2004-90, Class SI, IF, IO, 5.860%, 10/20/34	100
189	Series 2005-68, Class DP, IF, 15.858%, 06/17/35	277
1,342	Series 2005-68, Class KI, IF, IO, 6.060%, 09/20/35	218
148	Series 2006-59, Class SD, IF, IO, 6.460%, 10/20/36	23
510	Series 2007-17, Class JI, IF, IO, 6.571%, 04/16/37	86
616	Series 2007-27, Class SA, IF, IO, 5.960%, 05/20/37	96
989	Series 2007-40, Class SB, IF, IO, 6.510%, 07/20/37	162
625	Series 2007-45, Class QA, IF, IO, 6.400%, 07/20/37	100
187	Series 2007-49, Class NO, PO, 12/20/35	185
734	Series 2007-50, Class AI, IF, IO, 6.535%, 08/20/37	116
150	Series 2007-53, Class ES, IF, IO, 6.310%, 09/20/37	25
184	Series 2007-53, Class SW, IF, 19.486%, 09/20/37	271
366	Series 2007-57, Class QA, IF, IO, 6.260%, 10/20/37	55
248	Series 2007-71, Class SB, IF, IO, 6.460%, 07/20/36	29
356	Series 2007-72, Class US, IF, IO, 6.310%, 11/20/37	56
355	Series 2007-76, Class SA, IF, IO, 6.290%, 11/20/37	54
97	Series 2008-25, Class SB, IF, IO, 6.660%, 03/20/38	14
208	Series 2008-33, Class XS, IF, IO, 7.461%, 04/16/38	32
429	Series 2008-40, Class SA, IF, IO, 6.161%, 05/16/38	87
500	Series 2008-50, Class KB, 6.000%, 06/20/38	582
511	Series 2008-55, Class SA, IF, IO, 5.960%, 06/20/38	76
440	Series 2008-93, Class AS, IF, IO, 5.460%, 12/20/38	58
192	Series 2009-6, Class SA, IF, IO, 5.861%, 02/16/39	24
206	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	37
776	Series 2009-22, Class SA, IF, IO, 6.030%, 04/20/39	113
771	Series 2009-31, Class ST, IF, IO, 6.110%, 03/20/39	99
771	Series 2009-31, Class TS, IF, IO, 6.060%, 03/20/39	103
499	Series 2009-79, Class OK, PO, 11/16/37	451
1,029	Series 2009-106, Class ST, IF, IO, 5.760%, 02/20/38	152
306	Series 2010-14, Class AO, PO, 12/20/32	297

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
354	Series 2010-130, Class CP, 7.000%, 10/16/40	416
929	Series 2011-137, Class WA, VAR, 5.543%, 07/20/40	1,050
	NCUA Guaranteed Notes,
762	Series 2010-C1, Class APT, 2.650%, 10/29/20	797
189	Series 2010-R3, Class 3A, 2.400%, 12/08/20	194
	Vendee Mortgage Trust,
795	Series 1993-1, Class ZB, 7.250%, 02/15/23	922
318	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	362
466	Series 1996-1, Class 1Z, 6.750%, 02/15/26	545
161	Series 1996-2, Class 1Z, 6.750%, 06/15/26	190
632	Series 1997-1, Class 2Z, 7.500%, 02/15/27	749
157	Series 1998-1, Class 2E, 7.000%, 03/15/28	189

		81,902

	Non-Agency CMO — 5.6%
	American General Mortgage Loan Trust,
350	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	353
200	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	203
400	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	410
	ASG Resecuritization Trust,
208	Series 2009-1, Class A60, VAR, 3.671%, 06/26/37 (e)	208
226	Series 2009-2, Class A55, VAR, 5.191%, 05/24/36 (e)	224
505	Series 2009-3, Class A65, VAR, 2.674%, 03/26/37 (e)	497
	Banc of America Alternative Loan Trust,
176	Series 2003-7, Class 2A4, 5.000%, 09/25/18	181
134	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	138
54	Series 2003-11, Class PO, PO, 01/25/34	38
61	Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	48
	Banc of America Mortgage Securities, Inc.,
35	Series 2003-8, Class APO, PO, 11/25/33	33
68	Series 2004-1, Class APO, PO, 02/25/34	65
200	Series 2004-3, Class 1A26, 5.500%, 04/25/34	205
55	Series 2004-6, Class APO, PO, 07/25/34	51
	BCAP LLC Trust,
445	Series 2010-RR7, Class 2A1, VAR, 3.890%, 07/26/45 (e)	417
160	Series 2011-RR5, Class 14A3, VAR, 2.796%, 07/26/36 (e) (f) (i)	152
468	Series 2011-RR10, Class 2A1, 0.000%, VAR, 09/26/37 (e)	410
466	Series 2012-RR2, Class 1A1, VAR, 0.409%, 08/26/36 (e) (f) (i)	441
180	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	173
	Citigroup Mortgage Loan Trust, Inc.,
34	Series 2003-UP3, Class A3, 7.000%, 09/25/33	35
109	Series 2003-UST1, Class A1, 5.500%, 12/25/18	114
15	Series 2003-UST1, Class PO1, PO, 12/25/18	15
11	Series 2003-UST1, Class PO3, PO, 12/25/18	11
238	Series 2008-AR4, Class 1A1A, VAR, 3.029%, 11/25/38 (e)	237
1,123	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,153
601	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	620
	Countrywide Alternative Loan Trust,
275	Series 2002-8, Class A4, 6.500%, 07/25/32	289
1,613	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,556
212	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	217
478	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	413
	Countrywide Home Loan Mortgage Pass-Through Trust,
261	Series 2003-26, Class 1A6, 3.500%, 08/25/33	261
73	Series 2003-J7, Class 4A3, IF, 9.464%, 08/25/18	80
50	Series 2003-J13, Class PO, PO, 01/25/34	47
146	Series 2004-5, Class 1A4, 5.500%, 06/25/34	152
46	Series 2004-HYB3, Class 2A, VAR, 2.789%, 06/20/34	38
456	Series 2005-22, Class 2A1, VAR, 2.705%, 11/25/35	321

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
230		Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	163
		Credit Suisse Mortgage Capital Certificates,
52		Series 2010-15R, Class 7A1, VAR, 4.428%, 10/26/37 (e)	51
1,122		Series 2011-7R, Class A1, VAR, 1.489%, 08/28/47 (e)	1,103
404		Series 2011-9R, Class A1, VAR, 2.239%, 03/27/46 (e)	401
252		Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	252
128		CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	132
330		Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.300%, 06/25/20	323
42		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	35
		First Horizon Asset Securities, Inc.,
39		Series 2004-AR7, Class 2A1, VAR, 2.616%, 02/25/35	38
202		Series 2004-AR7, Class 2A2, VAR, 2.616%, 02/25/35	187
218		Series 2005-AR1, Class 2A2, VAR, 2.625%, 04/25/35	209
500		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	446
59		Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	44
364		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.033%, 08/25/35	2
		JP Morgan Mortgage Trust,
128		Series 2006-A2, Class 4A1, VAR, 2.797%, 08/25/34	124
426		Series 2006-A2, Class 5A3, VAR, 2.653%, 11/25/33	422
		MASTR Adjustable Rate Mortgages Trust,
52		Series 2004-3, Class 4A2, VAR, 2.577%, 04/25/34	49
390		Series 2004-13, Class 2A1, VAR, 2.634%, 04/21/34	383
75		Series 2004-13, Class 3A6, VAR, 2.697%, 11/21/34	76
		MASTR Alternative Loans Trust,
253		Series 2003-9, Class 8A1, 6.000%, 01/25/34	269
799		Series 2004-4, Class 10A1, 5.000%, 05/25/24	829
41		Series 2004-7, Class 30PO, PO, 08/25/34	31
65		Series 2004-10, Class 1A1, 4.500%, 09/25/19	66
289		Series 2005-6, Class 3A1, 5.500%, 11/25/20	275
		MASTR Asset Securitization Trust,
170		Series 2003-2, Class 1A1, 5.000%, 03/25/18	175
26		Series 2004-8, Class PO, PO, 08/25/19	26
182		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	142
65		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.559%, 02/25/35	54
		Nomura Asset Acceptance Corp.,
90		Series 2003-A1, Class A1, 5.500%, 05/25/33	94
26		Series 2003-A1, Class A2, 6.000%, 05/25/33	27
13		Series 2003-A1, Class A5, 7.000%, 04/25/33	14
87		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	86
	–(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
337		Series 2002-QS8, Class A5, 6.250%, 06/25/17	347
61		Series 2002-QS16, Class A3, IF, 16.124%, 10/25/17	69
89		Series 2003-QS3, Class A2, IF, 15.975%, 02/25/18	99
361		Series 2003-QS9, Class A3, IF, IO, 7.311%, 05/25/18	51
329		Series 2004-QS3, Class CB, 5.000%, 03/25/19	337
15		Series 2004-QS8, Class A2, 5.000%, 06/25/34	15
34		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	35
		Salomon Brothers Mortgage Securities VII, Inc.,
135		Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	132
14		Series 2003-UP2, Class PO1, PO, 12/25/18	12

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
269	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	272
	Structured Asset Securities Corp.,
183	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	185
162	Series 2005-6, Class 4A1, 5.000%, 05/25/35	160
	Vericrest Opportunity Loan Transferee,
141	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	141
99	Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (f) (i)	100
	WaMu Mortgage Pass-Through Certificates,
108	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	111
230	Series 2003-AR5, Class A7, VAR, 2.455%, 06/25/33	231
21	Series 2003-S11, Class 2A5, IF, 16.393%, 11/25/33	22
125	Series 2004-AR3, Class A2, VAR, 2.588%, 06/25/34	123
359	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005- 4, Class CB7, 5.500%, 06/25/35	314
	Washington Mutual MSC Mortgage Pass- Through Certificates,
69	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	72
18	Series 2003-MS7, Class P, PO, 03/25/33	17
237	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	238
	Wells Fargo Mortgage-Backed Securities Trust,
34	Series 2003-11, Class 1APO, PO, 10/25/18	34
158	Series 2003-13, Class A7, 4.500%, 11/25/18	161
136	Series 2003-15, Class 1A1, 4.750%, 12/25/18	141
128	Series 2003-K, Class 1A1, VAR, 4.438%, 11/25/33	129
53	Series 2004-7, Class 2A2, 5.000%, 07/25/19	55
157	Series 2004-BB, Class A4, VAR, 2.618%, 01/25/35	156
160	Series 2004-EE, Class 3A1, VAR, 2.839%, 12/25/34	162
507	Series 2004-P, Class 2A1, VAR, 2.674%, 09/25/34	506

		20,761

	Total Collateralized Mortgage Obligations (Cost $97,517)	102,663

Commercial Mortgage-Backed Securities — 1.3%
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
150	Series 2005-3, Class AM, 4.727%, 07/10/43	154
368	Series 2005-6, Class ASB, VAR, 5.193%, 09/10/47	383
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	55
300	Series 2006-4, Class A4, 5.634%, 07/10/46	336
	Bear Stearns Commercial Mortgage Securities,
165	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	171
360	Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	402
16,555	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.150%, 12/11/49 (e)	130
229	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	233
300	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	325
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	55
296	Merrill Lynch Mortgage Trust, Series 2005- MCP1, Class ASB, VAR, 4.674%, 06/12/43	297
	Morgan Stanley Reremic Trust,
61	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	61
400	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	420
195	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	196
666	Series 2012-XA, Class A, 2.000%, 07/27/49	664

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.620%, 08/15/39	1,074

	Total Commercial Mortgage-Backed Securities (Cost $4,709)	4,956

Corporate Bonds — 18.9%
	Consumer Discretionary — 1.1%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	104

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.650%, 04/10/15 (e)	150
150	2.625%, 09/15/16 (e)	155

		305

	Hotels, Restaurants & Leisure — 0.1%
150	McDonald’s Corp., 4.300%, 03/01/13	154

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	54

	Media — 0.6%
	CBS Corp.,
25	5.750%, 04/15/20	29
135	8.875%, 05/15/19	180
200	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	211
100	Comcast Corp., 5.900%, 03/15/16	115
50	Cox Communications, Inc., 5.450%, 12/15/14	55
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	161
353	5.000%, 03/01/21	387
78	Discovery Communications LLC, 4.375%, 06/15/21	84
	News America, Inc.,
100	7.250%, 05/18/18	121
100	7.700%, 10/30/25	126
	Thomson Reuters Corp., (Canada),
105	3.950%, 09/30/21	114
60	4.700%, 10/15/19	69
	Time Warner Cable, Inc.,
100	5.850%, 05/01/17	116
50	6.750%, 07/01/18	61
100	8.250%, 02/14/14	112
150	8.250%, 04/01/19	196
35	8.750%, 02/14/19	46
	Viacom, Inc.,
33	1.250%, 02/27/15	33
43	3.875%, 12/15/21	46
50	4.500%, 03/01/21	56

		2,318

	Multiline Retail — 0.2%
	Kohl’s Corp.,
40	4.000%, 11/01/21	41
40	6.250%, 12/15/17	49
	Macy’s Retail Holdings, Inc.,
22	3.875%, 01/15/22	23
25	7.450%, 07/15/17	30
35	Nordstrom, Inc., 4.000%, 10/15/21	39
400	Target Corp., 6.000%, 01/15/18	490

		672

	Specialty Retail — 0.1%
59	Gap, Inc. (The), 5.950%, 04/12/21	61
130	Home Depot, Inc. (The), 5.400%, 03/01/16	150
95	Staples, Inc., 9.750%, 01/15/14	107

		318

	Total Consumer Discretionary	3,925

	Consumer Staples — 0.7%
	Beverages — 0.2%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	89
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	265
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	105
50	4.875%, 03/15/19	60
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	82
	Diageo Finance B.V., (Netherlands),
30	5.300%, 10/28/15	34
100	5.500%, 04/01/13	104
85	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	93
	PepsiCo, Inc.,
33	0.800%, 08/25/14	33
31	3.000%, 08/25/21	32
6	7.900%, 11/01/18	8

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Beverages — Continued
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	35

		940

	Food & Staples Retailing — 0.1%
56	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	63
	Kroger Co. (The),
50	2.200%, 01/15/17	51
30	6.150%, 01/15/20	36
75	6.400%, 08/15/17	91
50	7.500%, 01/15/14	55

		296

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
50	5.875%, 05/15/13	52
135	8.500%, 06/15/19	172
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	16
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	103
106	4.307%, 05/14/21 (e)	118
	Kellogg Co.,
100	4.250%, 03/06/13	103
200	5.125%, 12/03/12	204
	Kraft Foods, Inc.,
100	5.375%, 02/10/20	118
450	6.125%, 02/01/18	536

		1,422

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
76	Procter & Gamble - ESOP, 9.360%, 01/01/21	102

		122

	Total Consumer Staples	2,780

	Energy — 0.8%
	Energy Equipment & Services — 0.1%
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	12
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	50
	Transocean, Inc., (Cayman Islands),
35	6.375%, 12/15/21	40
100	6.500%, 11/15/20	116
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	34

		252

	Oil, Gas & Consumable Fuels — 0.7%
	Apache Corp.,
57	3.250%, 04/15/22	59
25	6.900%, 09/15/18	32
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	178
150	ConocoPhillips, 5.750%, 02/01/19	184
150	Devon Energy Corp., 1.875%, 05/15/17	150
80	Encana Corp., (Canada), 6.500%, 05/15/19	97
200	ENI S.p.A., (Italy), 4.150%, 10/01/20 (e)	200
100	EOG Resources, Inc., 4.100%, 02/01/21	111
	Marathon Oil Corp.,
228	5.900%, 03/15/18	268
175	6.000%, 10/01/17	206
35	Occidental Petroleum Corp., 1.750%, 02/15/17	36
40	PC Financial Partnership, 5.000%, 11/15/14	43
90	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	96
97	Petro-Canada, (Canada), 6.050%, 05/15/18	115
43	Phillips 66, 2.950%, 05/01/17 (e)	44
	Shell International Finance B.V., (Netherlands),
55	1.875%, 03/25/13	56
184	3.100%, 06/28/15	196
55	4.000%, 03/21/14	58
195	4.375%, 03/25/20	228
	Statoil ASA, (Norway),
67	3.125%, 08/17/17	72
83	3.150%, 01/23/22	87
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	62
44	Total Capital International S.A., (France), 1.500%, 02/17/17	44
175	Total Capital S.A., (France), 2.300%, 03/15/16	181

		2,803

	Total Energy	3,055

	Financials — 11.2%
	Capital Markets — 2.6%
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	263
75	3.100%, 01/15/15	79
75	4.600%, 01/15/20	85
	BlackRock, Inc.,
325	3.500%, 12/10/14	345
326	5.000%, 12/10/19	375

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	157
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	43
	Goldman Sachs Group, Inc. (The),
100	3.300%, 05/03/15	99
255	3.625%, 02/07/16	251
66	3.700%, 08/01/15	66
68	5.375%, 03/15/20	69
300	5.500%, 11/15/14	315
80	5.750%, 01/24/22	82
1,100	5.950%, 01/18/18	1,149
250	7.500%, 02/15/19	284
	Jefferies Group, Inc.,
111	3.875%, 11/09/15	107
150	5.125%, 04/13/18	142
125	8.500%, 07/15/19	133
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	150
100	7.300%, 08/01/14 (e)	106
40	7.625%, 08/13/19 (e)	44
	Merrill Lynch & Co., Inc.,
200	5.000%, 01/15/15	205
157	5.450%, 07/15/14	165
50	6.150%, 04/25/13	52
814	6.400%, 08/28/17	865
266	6.875%, 04/25/18	292
	Morgan Stanley,
104	4.000%, 07/24/15	101
195	4.200%, 11/20/14	192
147	4.750%, 04/01/14	145
800	5.300%, 03/01/13	816
166	5.500%, 07/24/20	155
100	5.500%, 07/28/21	94
450	5.625%, 09/23/19	429
175	5.750%, 08/31/12	177
100	5.750%, 01/25/21	94
250	6.000%, 05/13/14	254
100	6.625%, 04/01/18	101
100	7.300%, 05/13/19	104
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	86
178	6.700%, 03/04/20	197
45	Northern Trust Corp., 5.500%, 08/15/13	47
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	516
100	5.750%, 04/25/18	110
100	5.875%, 12/20/17	110

		9,651

	Commercial Banks — 3.6%
100	ANZ National (International) Ltd., (New Zealand), 3.125%, 08/10/15 (e)	103
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	257
250	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	253
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	124
175	2.550%, 01/12/17	182
123	3.400%, 01/22/15	129
136	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	144
	Barclays Bank plc, (United Kingdom),
410	2.500%, 01/23/13	413
200	2.500%, 09/21/15 (e)	199
100	3.900%, 04/07/15	103
200	5.200%, 07/10/14	210
250	6.050%, 12/04/17 (e)	251
	BB&T Corp.,
70	3.375%, 09/25/13	72
80	3.850%, 07/27/12	81
125	3.950%, 04/29/16	136
100	4.900%, 06/30/17	109
150	5.700%, 04/30/14	163
152	Branch Banking & Trust Co., 4.875%, 01/15/13	155
1,000	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	1,052
55	Comerica, Inc., 3.000%, 09/16/15	57
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	255
	Credit Suisse, (Switzerland),
100	5.400%, 01/14/20	102
350	6.000%, 02/15/18	372
350	Fifth Third Bancorp, 5.450%, 01/15/17	382
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	199
300	4.875%, 01/14/22	329

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
250	HSBC USA, Inc., 2.375%, 02/13/15	251
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	197
100	KeyCorp, 6.500%, 05/14/13	105
163	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	166
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	353
	National Australia Bank Ltd., (Australia),
200	2.500%, 01/08/13 (e)	202
300	2.750%, 09/28/15 (e)	307
100	3.750%, 03/02/15 (e)	105
	Nordea Bank AB, (Sweden),
100	1.750%, 10/04/13 (e)	100
300	3.125%, 03/20/17 (e)	302
	PNC Funding Corp.,
133	4.375%, 08/11/20	147
265	5.125%, 02/08/20	306
110	5.250%, 11/15/15	122
115	5.625%, 02/01/17	129
	Rabobank Nederland N.V., (Netherlands),
250	3.200%, 03/11/15 (e)	258
34	3.375%, 01/19/17	35
118	3.875%, 02/08/22	118
200	Royal Bank of Canada, (Canada), 1.150%, 03/13/15	200
170	SunTrust Banks, Inc., 5.250%, 11/05/12	173
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	202
235	2.200%, 07/29/15 (e)	244
	U.S. Bancorp,
150	2.450%, 07/27/15	155
208	2.875%, 11/20/14	218
250	Wachovia Bank N.A., 6.000%, 11/15/17	289
	Wachovia Corp.,
235	4.875%, 02/15/14	246
850	5.750%, 02/01/18	985
	Wells Fargo & Co.,
415	5.625%, 12/11/17	482
500	SUB, 3.676%, 06/15/16	530
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	335
285	Westpac Banking Corp., (Australia),
	4.875%, 11/19/19	312

		13,406

	Consumer Finance — 0.9%
	American Express Credit Corp.,
139	2.800%, 09/19/16	143
200	7.300%, 08/20/13	215
	American Honda Finance Corp.,
333	1.450%, 02/27/15 (e)	335
200	2.125%, 02/28/17 (e)	203
250	Capital One Bank USA N.A., 8.800%, 07/15/19	317
	Capital One Financial Corp.,
100	6.750%, 09/15/17	119
245	7.375%, 05/23/14	270
	HSBC Finance Corp.,
200	5.250%, 01/15/14	210
202	6.375%, 11/27/12	207
	John Deere Capital Corp.,
50	2.250%, 04/17/19	51
33	3.150%, 10/15/21	35
66	PACCAR Financial Corp., 1.600%, 03/15/17	66
100	SLM Corp., 5.375%, 01/15/13	102
91	Springleaf Finance Corp., 5.375%, 10/01/12	90
	Toyota Motor Credit Corp.,
120	1.000%, 02/17/15	120
225	1.750%, 05/22/17	226
200	2.000%, 09/15/16	204
100	2.050%, 01/12/17	102
154	3.200%, 06/17/15	163
100	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	101

		3,279

	Diversified Financial Services — 2.3%
250	Associates Corp. of North America, 6.950%, 11/01/18	280
300	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	300
	Bank of America Corp.,
130	5.625%, 07/01/20	135
300	5.650%, 05/01/18	312
90	5.700%, 01/24/22	96
170	5.750%, 12/01/17	177
50	5.875%, 01/05/21	52
100	6.500%, 08/01/16	108
125	7.375%, 05/15/14	135
425	Bank of America N.A., 5.300%, 03/15/17	433

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	BP Capital Markets plc, (United Kingdom),
100	4.742%, 03/11/21	114
300	5.250%, 11/07/13	318
	Caterpillar Financial Services Corp.,
58	2.850%, 06/01/22	59
100	5.500%, 03/15/16	116
150	6.200%, 09/30/13	161
65	7.050%, 10/01/18	84
100	7.150%, 02/15/19	131
	Citigroup, Inc.,
43	4.587%, 12/15/15	45
125	4.750%, 05/19/15	130
506	5.000%, 09/15/14	517
54	5.375%, 08/09/20	58
700	6.000%, 08/15/17	759
285	6.010%, 01/15/15	305
300	6.125%, 11/21/17	325
	CME Group, Inc.,
110	5.400%, 08/01/13	116
190	5.750%, 02/15/14	205
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	224
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	49
27	4.500%, 08/16/21 (e)	29
	General Electric Capital Corp.,
220	4.375%, 09/16/20	237
800	4.650%, 10/17/21	879
500	5.400%, 02/15/17	566
475	5.625%, 05/01/18	540
500	5.650%, 06/09/14	542
100	Textron Financial Corp., 5.400%, 04/28/13	103

		8,640

	Insurance — 1.3%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	47
50	5.600%, 05/15/15	56
	Aflac, Inc.,
28	2.650%, 02/15/17	29
32	4.000%, 02/15/22	33
25	8.500%, 05/15/19	33
	American International Group, Inc.,
385	4.250%, 05/15/13	393
350	5.450%, 05/18/17	376
200	5.600%, 10/18/16	217
45	Aon Corp., 3.500%, 09/30/15	47
607	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	614
150	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	177
	Berkshire Hathaway, Inc.,
202	3.400%, 01/31/22	210
98	3.750%, 08/15/21	104
90	CNA Financial Corp., 5.875%, 08/15/20	98
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	88
35	Lincoln National Corp., 4.200%, 03/15/22	35
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	303
100	2.300%, 09/28/15 (e)	103
	Metropolitan Life Global Funding I,
200	2.000%, 01/09/15 (e)	203
175	3.650%, 06/14/18 (e)	186
100	3.875%, 04/11/22 (e)	104
222	5.200%, 09/18/13 (e)	233
50	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	52
	New York Life Global Funding,
170	1.300%, 01/12/15 (e)	171
125	3.000%, 05/04/15 (e)	131
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	159
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	214
100	Principal Life Income Funding Trusts, 5.300%, 04/24/13	104
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	200
200	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	217
50	Travelers Property Casualty Corp., 5.000%, 03/15/13	52

		4,989

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
125	5.875%, 09/15/20	130
150	6.650%, 01/15/18	163
27	ERP Operating LP, 4.625%, 12/15/21	29
	HCP, Inc.,
8	3.750%, 02/01/19	8
92	5.375%, 02/01/21	103

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — Continued
	Simon Property Group LP,
81	4.125%, 12/01/21	88
17	4.200%, 02/01/15	18
40	4.375%, 03/01/21	44
100	5.625%, 08/15/14	109
50	5.650%, 02/01/20	59
40	6.100%, 05/01/16	46
50	6.125%, 05/30/18	59
159	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	189

		1,045

	Thrifts & Mortgage Finance — 0.2%
25	Countrywide Financial Corp., 6.250%, 05/15/16	26
523	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	527

		553

	Total Financials	41,563

	Health Care — 0.4%
	Biotechnology — 0.1%
	Amgen, Inc.,
400	3.875%, 11/15/21	419
44	4.500%, 03/15/20	48
40	5.700%, 02/01/19	47

		514

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
50	4.000%, 03/01/14	53
50	4.625%, 03/15/15	55
40	Becton Dickinson and Co., 5.000%, 05/15/19	47

		155

	Health Care Providers & Services — 0.1%
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	52
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	118
	WellPoint, Inc.,
115	3.125%, 05/15/22	114
27	5.875%, 06/15/17	32
18	7.000%, 02/15/19	23

		339

	Pharmaceuticals — 0.1%
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	109
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	181
75	Merck & Co., Inc., 6.000%, 09/15/17	92

		382

	Total Health Care	1,390

	Industrials — 1.0%
	Aerospace & Defense — 0.1%
70	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	83
100	Honeywell International, Inc., 5.300%, 03/01/18	119
47	Lockheed Martin Corp., 2.125%, 09/15/16	48
50	United Technologies Corp., 6.125%, 02/01/19	62

		312

	Airlines — 0.1%
84	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	89
37	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	41
73	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	77

		207

	Commercial Services & Supplies — 0.1%
100	Allied Waste North America, Inc., 6.875%, 06/01/17	103
	Pitney Bowes, Inc.,
125	4.875%, 08/15/14	130
100	5.000%, 03/15/15	105
50	5.600%, 03/15/18	51
60	Waste Management, Inc., 7.375%, 03/11/19	76

		465

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	41
70	Fluor Corp., 3.375%, 09/15/21	73

		146

	Industrial Conglomerates — 0.1%
152	Koninklijke Philips Electronics N.V., (Netherlands), 3.750%, 03/15/22	159
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	117

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Industrial Conglomerates — Continued
50	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	66

		342

	Machinery — 0.0% (g)
50	Eaton Corp., 5.600%, 05/15/18	59
25	Parker Hannifin Corp., 5.500%, 05/15/18	30

		89

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	44
32	3.450%, 09/15/21	34
19	3.600%, 09/01/20	20
100	5.650%, 05/01/17	117
100	7.000%, 02/01/14	110
	CSX Corp.,
30	6.250%, 04/01/15	34
30	7.375%, 02/01/19	38
50	7.900%, 05/01/17	63
615	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	728
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	144
50	7.700%, 05/15/17	64
	Ryder System, Inc.,
48	2.500%, 03/01/17	48
55	3.600%, 03/01/16	58
	Union Pacific Corp.,
233	4.163%, 07/15/22	262
100	4.875%, 01/15/15	109
82	5.650%, 05/01/17	96
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	162

		2,131

	Total Industrials	3,692

	Information Technology — 0.8%
	Computers & Peripherals — 0.4%
256	Dell, Inc., 3.100%, 04/01/16	272
	Hewlett-Packard Co.,
208	2.600%, 09/15/17	205
87	4.050%, 09/15/22	86
195	4.375%, 09/15/21	198
325	5.400%, 03/01/17	360
200	6.125%, 03/01/14	215

		1,336

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
55	3.375%, 11/01/15	58
120	6.875%, 07/01/13	127

		185

	IT Services — 0.2%
	International Business Machines Corp.,
126	1.250%, 02/06/17	126
100	1.875%, 05/15/19	101
150	5.700%, 09/14/17	180
200	7.625%, 10/15/18	266

		673

	Office Electronics — 0.0% (g)
	Xerox Corp.,
39	2.950%, 03/15/17	39
50	5.625%, 12/15/19	57
40	6.750%, 02/01/17	47

		143

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	37

	Software — 0.1%
25	Intuit, Inc., 5.750%, 03/15/17	29
120	Microsoft Corp., 1.625%, 09/25/15	124
	Oracle Corp.,
200	5.250%, 01/15/16	231
100	5.750%, 04/15/18	121

		505

	Total Information Technology	2,879

	Materials — 0.5%
	Chemicals — 0.3%
100	Air Products & Chemicals, Inc., 4.150%, 02/01/13	102
	Dow Chemical Co. (The),
61	4.125%, 11/15/21	64
38	4.250%, 11/15/20	40
60	7.600%, 05/15/14	67
40	8.550%, 05/15/19	53
	El du Pont de Nemours & Co.,
101	1.950%, 01/15/16	105
50	4.125%, 03/06/13	51
100	6.000%, 07/15/18	124
34	Mosaic Co. (The), 3.750%, 11/15/21	36

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Chemicals — Continued
100	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	103
230	Praxair, Inc., 4.625%, 03/30/15	254
150	Union Carbide Corp., 7.500%, 06/01/25	181

		1,180

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
37	1.000%, 02/24/15	37
83	1.625%, 02/24/17	83
100	5.400%, 03/29/17	117
100	6.500%, 04/01/19	128
128	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	126
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	29
50	8.950%, 05/01/14	57

		577

	Total Materials	1,757

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
100	4.450%, 05/15/21	114
135	5.100%, 09/15/14	148
150	5.500%, 02/01/18	177
15	BellSouth Corp., 5.200%, 09/15/14	16
100	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	106
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	116
61	France Telecom S.A., (France), 2.750%, 09/14/16	62
500	GTE Corp., 6.840%, 04/15/18	615
148	Qwest Corp., 6.750%, 12/01/21	165
	Telecom Italia Capital S.A., (Luxembourg),
280	4.950%, 09/30/14	273
225	5.250%, 11/15/13	224
	Telefonica Emisiones S.A.U., (Spain),
275	5.855%, 02/04/13	276
30	5.877%, 07/15/19	28
100	Verizon Communications, Inc., 5.500%, 02/15/18	118
250	Verizon Maryland, Inc., 7.150%, 05/01/23	261
100	Verizon New England, Inc., 4.750%, 10/01/13	105

		2,804

	Wireless Telecommunication Services — 0.1%
150	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	161
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41
	Vodafone Group plc, (United Kingdom),
100	1.625%, 03/20/17	100
125	5.000%, 09/15/15	140

		442

	Total Telecommunication Services	3,246

	Utilities — 1.5%
	Electric Utilities — 1.0%
	Carolina Power & Light Co.,
40	2.800%, 05/15/22	41
233	5.125%, 09/15/13	246
150	5.300%, 01/15/19	181
100	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	107
50	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	62
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	36
200	Duke Energy Carolinas LLC, 5.625%, 11/30/12	205
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	66
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	94
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	75
40	Georgia Power Co., 6.000%, 11/01/13	43
135	Indiana Michigan Power Co., 7.000%, 03/15/19	170
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	32
14	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	14
60	Nevada Power Co., 7.125%, 03/15/19	77
150	NextEra Energy Capital Holdings, Inc., 7.875%, 12/15/15	181
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	46
180	Nisource Finance Corp., 4.450%, 12/01/21	190
25	Ohio Power Co., 6.050%, 05/01/18	30

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	Oncor Electric Delivery Co. LLC,
25	5.950%, 09/01/13	27
50	6.800%, 09/01/18	59
125	Pacific Gas & Electric Co., 5.625%, 11/30/17	151
	PacifiCorp,
100	3.850%, 06/15/21	111
60	5.650%, 07/15/18	72
75	Peco Energy Co., 5.350%, 03/01/18	90
51	Public Service Co. of Colorado, 3.200%, 11/15/20	55
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	82
200	Public Service Electric & Gas Co., 6.330%, 11/01/13	215
	Southern Co.,
45	1.950%, 09/01/16	46
40	4.150%, 05/15/14	42
30	Southwestern Public Service Co., 8.750%, 12/01/18	41
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	106
30	5.668%, 08/15/14	32
140	6.200%, 04/15/18	165
50	8.000%, 10/01/19	65
	Virginia Electric and Power Co.,
210	5.100%, 11/30/12	215
100	5.400%, 04/30/18	120

		3,590

	Gas Utilities — 0.2%
	AGL Capital Corp.,
94	3.500%, 09/15/21	98
50	4.450%, 04/15/13	52
100	6.375%, 07/15/16	116
	Atmos Energy Corp.,
100	5.125%, 01/15/13	103
30	8.500%, 03/15/19	40
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	58
	TransCanada PipeLines Ltd., (Canada),
100	4.000%, 06/15/13	103
100	6.500%, 08/15/18	126
30	7.125%, 01/15/19	39

		735

	Independent Power Producers & Energy Traders — 0.0% (g)
150	PPL Energy Supply LLC, 4.600%, 12/15/21	157

	Multi-Utilities — 0.3%
	Dominion Resources, Inc.,
195	6.250%, 06/30/12	196
150	8.875%, 01/15/19	207
100	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	101
50	PG&E Corp., 5.750%, 04/01/14	54
	Sempra Energy,
80	8.900%, 11/15/13	89
150	9.800%, 02/15/19	210
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	33
100	6.250%, 12/01/15	116

		1,006

	Water Utilities — 0.0% (g)
200	American Water Capital Corp., 6.085%, 10/15/17	236

	Total Utilities	5,724

	Total Corporate Bonds
	(Cost $65,642)	70,011

Foreign Government Securities — 1.2%
	Israel Government AID Bond, (Israel),
1,000	Zero Coupon, 08/15/17	941
1,000	Zero Coupon, 08/15/18	921
1,557	Zero Coupon, 08/15/20	1,340
100	Province of Manitoba, (Canada), 2.125%, 04/22/13	101
	Province of Ontario, (Canada),
400	0.950%, 05/26/15	401
250	2.700%, 06/16/15	263
300	2.950%, 02/05/15	317

	Total Foreign Government Securities (Cost $4,079)	4,284

Mortgage Pass-Through Securities — 11.5%
	Federal Home Loan Mortgage Corp.,
47	ARM, 2.175%, 01/01/27	50
15	ARM, 2.375%, 07/01/26	15
150	ARM, 2.415%, 01/01/37	159
318	ARM, 2.476%, 08/01/36	339
142	ARM, 2.567%, 09/01/36	151
517	ARM, 2.621%, 12/01/34	551

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
256		ARM, 2.676%, 03/01/37	277
236		ARM, 2.807%, 09/01/36	253
147		ARM, 3.266%, 02/01/37	157
223		ARM, 3.838%, 04/01/38	237
410		ARM, 6.029%, 06/01/36	440
179		ARM, 6.601%, 11/01/36	194
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
248		4.000%, 06/01/19	263
60		4.500%, 10/01/18	66
435		5.500%, 06/01/17 - 01/01/24	473
238		6.000%, 10/01/17 - 04/01/18	252
626		6.500%, 01/01/17 - 03/01/22	670
28		7.000%, 09/01/12 - 01/01/17	29
–	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
18		6.000%, 12/01/22	20
95		6.500%, 12/01/13 - 08/01/26	106
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
114		6.000%, 01/01/34	128
177		7.000%, 04/01/22 - 02/01/37	208
8		7.500%, 08/01/25	10
11		8.000%, 07/01/20 - 11/01/24	13
30		8.500%, 07/01/28	37
564		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	672
492		Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 02/01/33	544
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
2		12.000%, 08/01/15 - 07/01/19	3
		Federal National Mortgage Association,
7		ARM, 1.888%, 03/01/19	7
144		ARM, 2.159%, 08/01/35	152
82		ARM, 2.214%, 02/01/37	86
222		ARM, 2.235%, 01/01/35	235
536		ARM, 2.284%, 08/01/34 - 02/01/35	567
241		ARM, 2.285%, 09/01/35	256
153		ARM, 2.295%, 11/01/33	163
260		ARM, 2.330%, 01/01/35	273
284		ARM, 2.339%, 09/01/35	302
375		ARM, 2.352%, 09/01/34	399
214		ARM, 2.364%, 04/01/35	227
173		ARM, 2.410%, 04/01/33	184
221		ARM, 2.539%, 10/01/34	234
283		ARM, 2.560%, 09/01/33	302
100		ARM, 2.592%, 08/01/36	107
175		ARM, 2.593%, 02/01/35	187
243		ARM, 2.675%, 02/01/37	259
1		ARM, 2.750%, 08/01/19	1
179		ARM, 2.791%, 07/01/46	192
20		ARM, 3.059%, 09/01/27	20
351		ARM, 3.144%, 02/01/36	372
19		ARM, 3.888%, 03/01/29	20
172		ARM, 6.197%, 09/01/36	186
		Federal National Mortgage Association, 15 Year, Single Family,
388		4.000%, 09/01/18 - 05/01/19	415
1,216		4.500%, 05/01/18 - 05/01/19	1,315
711		5.000%, 12/01/16 - 04/01/19	776
469		5.500%, 01/01/20 - 06/01/20	511
632		6.000%, 03/01/21 - 01/01/24	695
126		6.500%, 05/01/13 - 08/01/20	138
1		7.500%, 10/01/12	1
–	(h)	8.000%, 11/01/12	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
147		6.000%, 04/01/24	162
197		6.500%, 05/01/22	222
		Federal National Mortgage Association, 30 Year, FHA/VA,
20		6.000%, 09/01/33	23
37		6.500%, 03/01/29	44
21		8.500%, 08/01/27 - 02/01/30	23
15		9.000%, 09/01/19 - 12/01/30	15
9		9.500%, 12/01/18	10
		Federal National Mortgage Association, 30 Year, Single Family,
170		4.500%, 08/01/33	183
1,962		5.000%, 07/01/33 - 08/01/40	2,151
2,379		5.500%, 09/01/33 - 02/01/38	2,616
1,105		6.000%, 12/01/32 - 09/01/37	1,234
64		6.500%, 08/01/31	74
16		7.000%, 07/01/25 - 08/01/32	19
20		7.500%, 11/01/22 - 05/01/25	23
644		8.000%, 03/01/21 - 11/01/32	799
11		8.500%, 07/01/24 - 06/01/25	13
–	(h)	9.000%, 04/01/26	(h	)
5		10.000%, 02/01/24	5
2		12.500%, 01/01/16	3

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, Other,
993	1.940%, 01/01/17	1,017
1,000	1.990%, 01/01/17	999
2,926	2.970%, 11/01/18	3,111
1,000	3.540%, 10/01/20	1,091
2,446	3.590%, 12/01/20	2,676
1,082	4.160%, 03/01/21	1,221
477	4.291%, 06/01/21	545
800	4.300%, 04/01/21	910
963	4.355%, 03/01/20	1,089
1,983	4.380%, 01/01/21 - 04/01/21	2,264
500	4.390%, 05/01/21	572
407	5.500%, 04/01/38	439
464	6.000%, 03/01/37	507
	Government National Mortgage Association II, 30 Year, Single Family,
1,082	6.000%, 03/20/28 - 09/20/38	1,216
16	7.500%, 02/20/28 - 09/20/28	20
44	8.000%, 12/20/25 - 08/20/28	53
27	8.500%, 03/20/25 - 05/20/25	33
	Government National Mortgage Association, 15 Year, Single Family,
39	6.000%, 10/15/17	42
19	8.000%, 01/15/16	20
	Government National Mortgage Association, 30 Year, Single Family,
684	6.000%, 11/15/28 - 12/15/38	779
446	6.500%, 01/15/24 - 12/15/35	517
412	7.000%, 08/15/23 - 06/15/35	474
32	7.500%, 11/15/22 - 09/15/28	38
7	8.000%, 05/15/22 - 08/15/28	8
7	8.500%, 11/15/17	8
14	9.000%, 08/15/16 - 11/15/24	15
258	9.500%, 09/15/18 - 12/15/25	299
5	12.000%, 11/15/19	5

	Total Mortgage Pass-Through Securities (Cost $40,129)	42,486

Supranational — 0.1%
150	African Development Bank, 8.800%, 09/01/19	205
40	Corp. Andina de Fomento, 5.200%, 05/21/13	41

	Total Supranational (Cost $246)	246

U.S. Government Agency Securities — 2.1%
500	Federal Farm Credit Banks Funding Corp., 5.125%, 11/15/18	613
	Federal National Mortgage Association,
1,300	Zero Coupon, 07/05/14	1,277
1,000	Zero Coupon, 06/01/17	948
800	5.000%, 05/11/17	955
500	Federal National Mortgage Association STRIPS, 11/15/21	405
	Financing Corp. Fico,
500	Zero Coupon, 04/05/19	449
300	Zero Coupon, 09/26/19	265
1,000	Government Trust Certificate, Zero Coupon, 10/01/15	957
450	Residual Funding Corp. STRIPS, Zero Coupon, 07/15/20	393
1,000	Tennessee Valley Authority, 5.500%, 07/18/17	1,221
333	Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	295

	Total U.S. Government Agency Securities (Cost $7,213)	7,778

U.S. Treasury Obligations — 30.6%
	U.S. Treasury Bonds,
1,225	7.500%, 11/15/16	1,596
320	8.500%, 02/15/20	495
250	8.750%, 05/15/20	394
250	8.750%, 08/15/20	398
3,000	8.875%, 08/15/17	4,259
835	11.250%, 02/15/15	1,079
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,105
700	1.125%, 01/15/21	852
	U.S. Treasury Notes,
400	1.375%, 12/31/18	411
4,900	1.500%, 08/31/18	5,079
1,500	1.750%, 10/31/18	1,577
1,500	2.125%, 12/31/15	1,588
1,500	2.250%, 07/31/18	1,623
1,500	2.750%, 11/30/16	1,642
1,755	2.750%, 05/31/17	1,933
3,000	2.750%, 12/31/17	3,321
1,000	3.125%, 04/30/17	1,118
7,900	3.250%, 12/31/16	8,831
1,000	3.250%, 03/31/17	1,122
1,500	4.000%, 11/15/12	1,526
700	4.000%, 02/15/15	768

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
200	4.500%, 02/15/16	229
1,000	4.750%, 08/15/17	1,207
	U.S. Treasury STRIPS,
202	11/15/13	201
800	02/15/14 (m)	796
4,566	05/15/14 (m)	4,540
1,500	08/15/14 (m)	1,490
3,518	11/15/14 (m)	3,490
3,325	02/15/15	3,290
32	08/15/15	32
4,952	11/15/15 (m)	4,875
5,766	02/15/16 (m)	5,658
1,072	05/15/16	1,048
2,505	08/15/16	2,441
700	11/15/16	680
1,224	02/15/17	1,184
4,446	08/15/17	4,274
1,960	11/15/17	1,876
2,200	02/15/18	2,098
495	05/15/19	459
4,350	08/15/19	4,008
2,000	02/15/20	1,814
13,948	05/15/20	12,549
150	05/15/20	136
12,550	08/15/20	11,213
1,550	05/15/21	1,350
100	08/15/21	86
1,350	11/15/21	1,157
100	08/15/26	72
300	11/15/26	214

	Total U.S. Treasury Obligations (Cost $104,051)	113,184

Short-Term Investment — 3.3%
	Investment Company — 3.3%
12,207	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $12,207)	12,207

	Total Investments — 99.7% (Cost $346,921)	368,967
	Other Assets in Excess of Liabilities — 0.3%	1,151

	NET ASSETS — 100.0%	$370,118

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2012.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,448,000 which amounts to 0.4% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign exchange currency contracts.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,109
Aggregate gross unrealized depreciation	(4,063)

Net unrealized appreciation/depreciation	$22,046

Federal income tax cost of investments	$346,921

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$9,426	$1,726	$11,152
Collateralized Mortgage Obligations
Agency CMO	—	80,911	991	81,902
Non-Agency CMO	—	19,686	1,075	20,761

Total Collateralized Mortgage Obligations	—	100,597	2,066	102,663

Commercial Mortgage-Backed Securities	—	4,096	860	4,956
Corporate Bonds
Consumer Discretionary	—	3,925	—	3,925
Consumer Staples	—	2,780	—	2,780
Energy	—	3,055	—	3,055
Financials	—	41,563	—	41,563
Health Care	—	1,390	—	1,390
Industrials	—	2,757	935	3,692
Information Technology	—	2,879	—	2,879
Materials	—	1,757	—	1,757
Telecommunication Services	—	3,246	—	3,246
Utilities	—	5,724	—	5,724

Total Corporate Bonds	—	69,076	935	70,011

Foreign Government Securities	—	4,284	—	4,284
Mortgage Pass-Through Securities	—	42,486	—	42,486
Supranational	—	246	—	246
U.S. Government Agency Securities	—	7,778	—	7,778
U.S. Treasury Obligations	—	113,184	—	113,184
Short-Term Investment
Investment Company	12,207	—	—	12,207

Total Investments in Securities	$12,207	$351,173	$5,587	$368,967

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Intermediate Bond Trust	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
Asset-Backed Securities	$334	$—	$5	$—	$852	$(132)	$667	$—	$1,726
Collateralized Mortgage Obligations
Agency CMO	—	—	1	—	—	(19)	1,009	—	991
Non-Agency CMO	632	—	15	—	108	(100)	420	—	1,075
Commerical Mortgage-Backed Securities	—	—	(3)		702	(60)	221	—	860
Corporate Bonds - Industrials	—	—	(6)	(1)	—	(6)	948	—	935

Total	$966	$—	$12	$(1)	$1,662	$(317)	$3,265	$—	$5,587

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, or out of Level 3, are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or an increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $12,000.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 30, 2012